Big Data Refiners ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Communications Equipment - 2.4%
NetScout Systems, Inc.*	2,852	81,653

Electronic Equipment, Instruments & Components - 5.8%
SES-imagotag SA*	392	46,502
Zebra Technologies Corp., Class A*	566	155,656
		202,158
Hotels, Restaurants & Leisure - 0.9%
Genius Sports Ltd.*	4,776	31,712

IT Services - 8.6%
MongoDB, Inc., Class A*	419	159,765
Snowflake, Inc., Class A*	899	141,008
		300,773
Software - 82.2%
Alteryx, Inc., Class A*	2,519	74,361
AvePoint, Inc.*(a)	4,771	33,111
Braze, Inc., Class A*	2,125	98,302
CommVault Systems, Inc.*	1,825	124,666
Confluent, Inc., Class A*	4,557	150,791
Couchbase, Inc.*	1,261	21,563
Datadog, Inc., Class A*	1,595	153,886
Domo, Inc., Class B*	1,203	12,824
Dynatrace, Inc.*	2,993	144,263
Elastic NV*	2,179	134,836
Enghouse Systems Ltd.	1,818	41,239
Five9, Inc.*	2,240	162,109
Informatica, Inc., Class A*	4,710	98,674
InterDigital, Inc.	1,106	95,901
LiveChat Software SA	722	23,415
MicroStrategy, Inc., Class A*	464	165,894
New Relic, Inc.*	2,243	190,902
Nice Ltd., ADR*	752	146,490
Nutanix, Inc., Class A*	5,155	160,320
Palantir Technologies, Inc., Class A*	10,847	162,488
PowerSchool Holdings, Inc., Class A*	2,206	48,797
Splunk, Inc.*	1,531	185,649
Teradata Corp.*	3,237	149,776
Tyler Technologies, Inc.*	396	157,778
Verint Systems, Inc.*	2,639	85,477
Yext, Inc.*	4,188	36,687
		2,860,199
TOTAL COMMON STOCKS (Cost $3,682,539)		3,476,495

SECURITIES LENDING REINVESTMENTS(b) - 1.0%

INVESTMENT COMPANIES - 1.0%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $34,027)	34,027	34,027

Total Investments - 100.9% (Cost $3,716,566)		3,510,522
Liabilities in excess of other assets - (0.9%)		(31,159)
Net Assets - 100.0%		3,479,363

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $33,104, collateralized in the form of cash with a value of $34,027 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $34,027.

Big Data Refiners ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	91.6%
Israel	4.2%
France	1.3%
Canada	1.2%
United Kingdom	0.9%
Poland	0.7%
Other[a]	0.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Decline of the Retail Store ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 84.3%

REPURCHASE AGREEMENTS(a) - 84.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $7,770,749
(Cost $7,769,611)	7,769,611	7,769,611

Total Investments - 84.3% (Cost $7,769,611)		7,769,611
Other assets less liabilities - 15.7%		1,448,992
Net Assets - 100.0%		9,218,603

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(6,839,826)	11/6/2023	BNP Paribas SA	(5.28)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(732,969)
(172,236)	11/7/2024	Goldman Sachs International	(4.33)%	Solactive-ProShares Bricks and Mortar Retail Store Index	21,917
(810,095)	11/14/2024	Societe Generale	(4.78)%	Solactive-ProShares Bricks and Mortar Retail Store Index	12,280
(1,393,947)	3/6/2024	UBS AG	(5.08)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(379,558)
(9,216,104)					(1,078,330)
				Total Unrealized Appreciation	34,197
				Total Unrealized Depreciation	(1,112,527)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 90.0%

Construction & Engineering - 6.7%
Ferrovial SE	61,853	1,961,806
Vinci SA	66,455	7,419,347
		9,381,153
Diversified Telecommunication Services - 2.8%
Cellnex Telecom SA(a)	74,204	2,840,348
China Tower Corp. Ltd., Class H(a)	5,861,802	568,066
Infrastrutture Wireless Italiane SpA(a)	44,132	546,259
		3,954,673
Electric Utilities - 12.2%
Edison International	36,106	2,485,898
Elia Group SA/NV	4,474	516,672
Eversource Energy	32,888	2,098,912
Exelon Corp.	93,764	3,761,812
Fortis, Inc.	60,577	2,375,648
Hydro One Ltd.(a)	39,442	1,025,165
PG&E Corp.*	152,405	2,484,201
Redeia Corp. SA	53,555	871,376
Terna - Rete Elettrica Nazionale	175,931	1,453,673
		17,073,357
Gas Utilities - 8.6%
APA Group	157,369	916,686
Atmos Energy Corp.	13,541	1,570,079
Beijing Enterprises Holdings Ltd.	60,152	225,502
Brookfield Infrastructure Corp., Class A	12,263	476,398
Chesapeake Utilities Corp.	1,683	185,298
China Gas Holdings Ltd.	375,869	383,425
China Resources Gas Group Ltd.	113,369	318,755
Enagas SA(b)	30,794	525,749
ENN Energy Holdings Ltd.	94,761	743,119
Hong Kong & China Gas Co. Ltd.	1,353,279	995,674
Italgas SpA	61,063	347,622
Kunlun Energy Co. Ltd.	500,345	366,214
Naturgy Energy Group SA	23,141	670,985
New Jersey Resources Corp.	9,084	383,072
Northwest Natural Holding Co.	3,487	136,969
ONE Gas, Inc.	5,228	378,873
Snam SpA	256,348	1,324,254
Southwest Gas Holdings, Inc.	6,193	383,533
Spire, Inc.	4,929	287,903
Toho Gas Co. Ltd.	12,481	223,894
Tokyo Gas Co. Ltd.	50,571	1,173,774
Towngas Smart Energy Co. Ltd.	138,647	58,518
		12,076,296
Media - 0.4%
Eutelsat Communications SA(b)	22,623	137,866
SES SA, Class A, ADR	48,570	353,921
		491,787
Multi-Utilities - 11.7%
ACEA SpA	5,258	63,116
CenterPoint Energy, Inc.	59,491	1,659,204
Consolidated Edison, Inc.	32,671	2,906,412
National Grid plc	484,692	6,079,905
NiSource, Inc.	38,713	1,035,960
NorthWestern Corp.	5,684	286,474
Sempra	59,328	4,166,012
Unitil Corp.	1,564	76,354
		16,273,437
Oil, Gas & Consumable Fuels - 24.0%
Antero Midstream Corp.	31,468	381,392
Cheniere Energy, Inc.	22,905	3,738,096
DT Midstream, Inc.	9,123	477,042
Enbridge, Inc.	253,196	8,889,593
EnLink Midstream LLC	22,782	283,408
Hess Midstream LP, Class A	6,146	177,620
Keyera Corp.	28,790	711,227
Kinder Morgan, Inc.	185,938	3,201,852
Koninklijke Vopak NV	8,217	296,617
New Fortress Energy, Inc.	4,420	137,197
ONEOK, Inc.	42,183	2,750,332
Pembina Pipeline Corp.	68,820	2,139,165
Targa Resources Corp.	21,281	1,835,486
TC Energy Corp.	127,887	4,618,773
Williams Cos., Inc. (The)	114,846	3,965,632
		33,603,432
Specialized REITs - 10.3%
American Tower Corp., REIT	43,937	7,966,657
Crown Castle, Inc., REIT	40,885	4,108,943
SBA Communications Corp., Class A, REIT	10,214	2,293,349
		14,368,949
Transportation Infrastructure - 8.2%
Aena SME SA(a)	9,190	1,444,951
Aeroports de Paris	3,477	458,467
Atlas Arteria Ltd.	153,093	603,115
Auckland International Airport Ltd.*	149,421	695,869
Beijing Capital International Airport Co. Ltd., Class H*	210,107	110,112
China Merchants Port Holdings Co. Ltd.	170,987	204,513
COSCO SHIPPING Ports Ltd.	220,132	135,576
Flughafen Zurich AG (Registered)	2,359	486,301
Fraport AG Frankfurt Airport Services Worldwide*	4,625	251,057
Getlink SE	49,899	836,239
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,239	392,531
Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,692	855,539
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,368	644,759
Hutchison Port Holdings Trust, Class U	657,649	109,170
Japan Airport Terminal Co. Ltd.	11,748	557,706
Jiangsu Expressway Co. Ltd., Class H	153,501	138,579
Shenzhen Expressway Corp. Ltd., Class H	79,821	64,530
Transurban Group	385,193	3,309,508
Westshore Terminals Investment Corp.(b)	4,577	98,538
Yuexiu Transport Infrastructure Ltd.	116,003	60,055
		11,457,115
Water Utilities - 5.1%
American States Water Co.	3,465	291,788
American Water Works Co., Inc.	18,350	2,545,879
Beijing Enterprises Water Group Ltd.	580,530	133,985
California Water Service Group	5,282	265,421

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
China Water Affairs Group Ltd.	112,634	86,461
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	42,927	497,953
Essential Utilities, Inc.	22,700	837,630
Pennon Group plc	32,629	266,607
Severn Trent plc	31,677	963,082
SJW Group	2,591	170,384
United Utilities Group plc	85,263	1,022,866
		7,082,056
TOTAL COMMON STOCKS (Cost $140,014,156)		125,762,255

MASTER LIMITED PARTNERSHIPS - 9.0%

Multi-Utilities - 0.6%
Brookfield Infrastructure Partners LP	27,935	891,406

Oil, Gas & Consumable Fuels - 8.4%
Cheniere Energy Partners LP	3,686	191,303
Crestwood Equity Partners LP	7,305	208,923
Energy Transfer LP	253,999	3,421,367
Enterprise Products Partners LP	137,353	3,654,963
Genesis Energy LP	10,450	103,351
Holly Energy Partners LP	4,281	91,185
Magellan Midstream Partners LP	18,959	1,259,257
MPLX LP	33,779	1,178,549
NuStar Energy LP	10,513	176,198
Plains All American Pipeline LP	41,890	638,822
Plains GP Holdings LP Class A	18,269	293,035
Western Midstream Partners LP	18,466	492,858
		11,709,811
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,821,477)		12,601,217

CLOSED END FUNDS - 0.5%

Capital Markets - 0.5%
3i Infrastructure plc	80,732	314,996
Hicl Infrastructure plc	254,018	430,555

TOTAL CLOSED END FUNDS (Cost $856,438)		745,551

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $118,817)	118,817	118,817

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $390,381
(Cost $390,321)	390,321	390,321

Total Investments - 99.9% (Cost $154,201,209)		139,618,161
Other assets less liabilities - 0.1%		192,329
Net Assets - 100.0%		139,810,490

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $209,742, collateralized in the form of cash with a value of $118,817 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $106,991 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from September 7, 2023 – November 15, 2052. The total value of collateral is $225,808.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $118,817.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	52.5%
Canada	15.2%
United Kingdom	6.5%
France	6.3%
Spain	4.5%
Australia	3.5%
Italy	2.7%
China	2.6%
Japan	1.4%
Mexico	1.3%
Hong Kong	0.8%
New Zealand	0.5%
Belgium	0.4%
Brazil	0.4%
Switzerland	0.3%
Luxembourg	0.2%
Netherlands	0.2%
Germany	0.2%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Equities for Rising Rates ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 4.1%
General Dynamics Corp.	2,163	490,222
Howmet Aerospace, Inc.	9,386	464,326
RTX Corp.	4,747	408,432
		1,362,980
Banks - 16.8%
Bank of America Corp.	27,019	774,635
Citizens Financial Group, Inc.	29,723	836,108
Fifth Third Bancorp	29,576	785,243
Huntington Bancshares, Inc.	71,907	797,449
M&T Bank Corp.	6,265	783,438
Regions Financial Corp.	43,501	797,808
Wells Fargo & Co.	18,165	750,033
		5,524,714
Capital Markets - 4.9%
Charles Schwab Corp. (The)	13,677	808,995
LPL Financial Holdings, Inc.	3,563	821,592
		1,630,587
Chemicals - 11.9%
Albemarle Corp.	2,782	552,811
CF Industries Holdings, Inc.	8,933	688,466
Dow, Inc.	11,644	635,297
LyondellBasell Industries NV, Class A	6,753	666,994
Mosaic Co. (The)	17,717	688,306
Westlake Corp.	5,191	679,917
		3,911,791
Construction & Engineering - 1.5%
Quanta Services, Inc.	2,366	496,552

Consumer Finance - 3.9%
American Express Co.	2,670	421,833
Capital One Financial Corp.	4,251	435,260
Synchrony Financial	13,712	442,624
		1,299,717
Containers & Packaging - 2.1%
International Paper Co.	19,495	680,765

Distributors - 0.8%
LKQ Corp.	5,323	279,617

Energy Equipment & Services - 3.4%
Schlumberger NV	18,938	1,116,584

Hotels, Restaurants & Leisure - 4.9%
Booking Holdings, Inc.*	114	353,973
Hilton Worldwide Holdings, Inc.	2,131	316,773
Marriott International, Inc., Class A	1,687	343,321
MGM Resorts International	7,060	310,499
Royal Caribbean Cruises Ltd.*	2,988	295,633
		1,620,199
Industrial Conglomerates - 1.5%
General Electric Co.	4,234	484,624

Insurance - 2.6%
MetLife, Inc.	13,712	868,518

Machinery - 3.1%
Caterpillar, Inc.	1,891	531,617
Westinghouse Air Brake Technologies Corp.	4,241	477,197
		1,008,814
Media - 0.8%
Interpublic Group of Cos., Inc. (The)	8,039	262,152

Metals & Mining - 5.7%
Freeport-McMoRan, Inc.	15,505	618,804
Reliance Steel & Aluminum Co.	2,283	650,564
Steel Dynamics, Inc.	5,691	606,604
		1,875,972
Oil, Gas & Consumable Fuels - 29.1%
Devon Energy Corp.	19,243	983,125
Diamondback Energy, Inc.	7,080	1,074,602
EOG Resources, Inc.	8,127	1,045,295
Hess Corp.	6,841	1,056,934
Marathon Oil Corp.	40,409	1,064,777
Marathon Petroleum Corp.	7,977	1,138,876
Ovintiv, Inc.	24,433	1,147,374
Pioneer Natural Resources Co.	4,489	1,068,068
Valero Energy Corp.	7,930	1,030,107
		9,609,158
Passenger Airlines - 1.7%
Delta Air Lines, Inc.	6,523	279,706
United Airlines Holdings, Inc.*	5,653	281,576
		561,282
Specialty Retail - 0.8%
Ulta Beauty, Inc.*	658	273,090

TOTAL COMMON STOCKS (Cost $32,676,521)		32,867,116

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $17,722
(Cost $17,720)	17,720	17,720

Total Investments - 99.7% (Cost $32,694,241)		32,884,836
Other assets less liabilities - 0.3%		89,226
Net Assets - 100.0%		32,974,062

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 85.8%

Capital Markets - 70.7%
3i Group plc	35,241	889,964
Ares Capital Corp.	44,462	866,564
Barings BDC, Inc.	14,006	129,976
Capital Southwest Corp.	5,415	119,455
FS KKR Capital Corp.	37,813	773,654
Gimv NV	2,940	135,171
Goldman Sachs BDC, Inc.	15,458	222,904
Golub Capital BDC, Inc.	24,237	348,528
Hercules Capital, Inc.	19,572	321,959
IP Group plc	154,072	114,570
Main Street Capital Corp.	9,524	384,198
MidCap Financial Investment Corp.	9,752	132,139
New Mountain Finance Corp.	13,215	168,755
Oaktree Specialty Lending Corp.	10,762	215,886
Onex Corp.	9,617	594,230
Prospect Capital Corp.	43,899	267,784
Ratos AB, Class B	30,677	94,986
Sixth Street Specialty Lending, Inc.	13,017	262,553
SLR Investment Corp.	6,427	97,755
		6,141,031
Financial Services - 15.1%
Compass Diversified Holdings	9,306	192,169
Eurazeo SE	7,157	422,570
Kinnevik AB, Class B*	29,702	349,826
Wendel SE	3,810	348,895
		1,313,460
TOTAL COMMON STOCKS (Cost $8,637,465)		7,454,491

CLOSED END FUNDS - 13.3%

Capital Markets - 13.3%
Apax Global Alpha Ltd.(a)	71,944	153,113
HBM Healthcare Investments AG Class A	888	179,339
HgCapital Trust plc	62,099	306,015
NB Private Equity Partners Ltd.	6,131	119,608
Oakley Capital Investments Ltd.	22,604	128,856
Princess Private Equity Holding Ltd.	8,274	97,345
Syncona Ltd.*	98,580	164,593

TOTAL CLOSED END FUNDS (Cost $1,212,016)		1,148,869

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENTS(b) - 0.9%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $80,948
(Cost $80,935)	80,935	80,935

Total Investments - 100.0% (Cost $9,930,416)		8,684,295
Other assets less liabilities - 0.0%(c)		4,160
Net Assets - 100.0%		8,688,455

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Represents less than 0.05% of net assets.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	51.8%
United Kingdom	15.1%
France	8.9%
Canada	6.8%
Sweden	5.1%
Guernsey	4.3%
Switzerland	2.1%
China	1.9%
Belgium	1.6%
Bermuda	1.5%
Other[a]	0.9%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 14.9%

Aerospace & Defense - 0.1%
AAR Corp.*	70	4,312
AeroVironment, Inc.*	51	4,949
AerSale Corp.*	52	770
Archer Aviation, Inc., Class A*	311	2,168
Astronics Corp.*	53	929
Cadre Holdings, Inc.	40	1,057
Ducommun, Inc.*	23	1,046
Eve Holding, Inc.*	37	273
Kaman Corp.	57	1,278
Kratos Defense & Security Solutions, Inc.*	255	4,103
Leonardo DRS, Inc.*	103	1,763
Moog, Inc., Class A	58	6,737
National Presto Industries, Inc.	11	823
Park Aerospace Corp.	40	545
Parsons Corp.*	84	4,790
Redwire Corp.*	16	52
Rocket Lab USA, Inc.*	568	3,584
Terran Orbital Corp.*	174	212
Triumph Group, Inc.*	131	1,233
V2X, Inc.*	24	1,207
Virgin Galactic Holdings, Inc.*	515	1,298
		43,129
Air Freight & Logistics - 0.0%(a)
Air Transport Services Group, Inc.*	115	2,479
Forward Air Corp.	53	3,754
Hub Group, Inc., Class A*	67	5,229
Radiant Logistics, Inc.*	75	506
		11,968
Automobile Components - 0.2%
Adient plc*	195	7,638
American Axle & Manufacturing Holdings, Inc.*	233	1,759
Cooper-Standard Holdings, Inc.*	34	508
Dana, Inc.	266	4,285
Dorman Products, Inc.*	54	4,456
Fox Factory Holding Corp.*	87	9,641
Gentherm, Inc.*	68	4,094
Goodyear Tire & Rubber Co. (The)*	574	7,410
Holley, Inc.*	108	616
LCI Industries	50	6,264
Luminar Technologies, Inc.*	555	3,197
Modine Manufacturing Co.*	105	4,997
Patrick Industries, Inc.	44	3,680
Solid Power, Inc.*	316	670
Standard Motor Products, Inc.	43	1,592
Stoneridge, Inc.*	54	1,110
Visteon Corp.*	57	7,938
XPEL, Inc.*(b)	46	3,832
		73,687
Automobiles - 0.0%(a)
Fisker, Inc., Class A*	400	2,348
Livewire Group, Inc.*	22	246
Winnebago Industries, Inc.	61	3,956
Workhorse Group, Inc.*	338	266
		6,816
Banks - 1.3%
1st Source Corp.	34	1,519
ACNB Corp.	17	541
Amalgamated Financial Corp.	36	645
Amerant Bancorp, Inc.	53	995
American National Bankshares, Inc.	21	823
Ameris Bancorp	135	5,501
Ames National Corp.	18	323
Arrow Financial Corp.	29	511
Associated Banc-Corp.	309	5,355
Atlantic Union Bankshares Corp.	153	4,543
Axos Financial, Inc.*	116	4,998
Banc of California, Inc.	111	1,391
BancFirst Corp.	45	4,301
Bancorp, Inc. (The)*	109	4,001
Bank First Corp.	19	1,475
Bank of Hawaii Corp.	80	4,299
Bank of Marin Bancorp	32	602
Bank of NT Butterfield & Son Ltd. (The)	102	2,970
Bank7 Corp.	8	201
BankUnited, Inc.	152	3,990
Bankwell Financial Group, Inc.	12	312
Banner Corp.	70	3,049
Bar Harbor Bankshares	30	745
BayCom Corp.	24	462
BCB Bancorp, Inc.	31	353
Berkshire Hills Bancorp, Inc.	90	1,881
Blue Foundry Bancorp*	50	463
Blue Ridge Bankshares, Inc.	36	285
Bridgewater Bancshares, Inc.*	42	439
Brookline Bancorp, Inc.	178	1,703
Burke & Herbert Financial Services Corp.	13	643
Business First Bancshares, Inc.	49	1,002
Byline Bancorp, Inc.	50	1,059
C&F Financial Corp.	7	373
Cadence Bank	372	8,511
Cambridge Bancorp	16	851
Camden National Corp.	29	951
Capital Bancorp, Inc.	20	383
Capital City Bank Group, Inc.	27	824
Capitol Federal Financial, Inc.	260	1,474
Capstar Financial Holdings, Inc.	40	522
Carter Bankshares, Inc.*	48	687
Cathay General Bancorp	142	5,059
Central Pacific Financial Corp.	54	916
Central Valley Community Bancorp	20	292
Chemung Financial Corp.	7	275
ChoiceOne Financial Services, Inc.	14	337
Citizens & Northern Corp.	31	560
Citizens Financial Services, Inc.	9	493
City Holding Co.	31	2,832
Civista Bancshares, Inc.	32	544
CNB Financial Corp.	42	765
Coastal Financial Corp.*	22	969
Codorus Valley Bancorp, Inc.	20	405
Colony Bankcorp, Inc.	34	354
Columbia Financial, Inc.*	61	1,047
Community Bank System, Inc.	109	5,183
Community Trust Bancorp, Inc.	32	1,136
ConnectOne Bancorp, Inc.	76	1,453
CrossFirst Bankshares, Inc.*	91	978
Customers Bancorp, Inc.*	58	2,038

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
CVB Financial Corp.	271	4,732
Dime Community Bancshares, Inc.	71	1,513
Eagle Bancorp, Inc.	63	1,516
Eastern Bankshares, Inc.	316	4,253
Enterprise Bancorp, Inc.	20	579
Enterprise Financial Services Corp.	74	2,865
Equity Bancshares, Inc., Class A	30	751
Esquire Financial Holdings, Inc.	14	655
ESSA Bancorp, Inc.	18	286
Evans Bancorp, Inc.	11	312
Farmers & Merchants Bancorp, Inc.	28	535
Farmers National Banc Corp.	75	953
FB Financial Corp.	72	2,187
Fidelity D&D Bancorp, Inc.	10	474
Financial Institutions, Inc.	31	542
First Bancorp	362	5,017
First Bancorp	81	2,401
First Bancorp, Inc. (The)	20	492
First Bancshares, Inc. (The)	62	1,760
First Bank	44	503
First Busey Corp.	106	2,141
First Business Financial Services, Inc.	16	504
First Commonwealth Financial Corp.	209	2,732
First Community Bankshares, Inc.	36	1,113
First Community Corp.	15	259
First Financial Bancorp	192	3,990
First Financial Bankshares, Inc.	266	7,640
First Financial Corp.	24	881
First Foundation, Inc.	104	817
First Interstate BancSystem, Inc., Class A	169	4,379
First Merchants Corp.	121	3,611
First Mid Bancshares, Inc.	39	1,091
First of Long Island Corp. (The)	43	562
First Western Financial, Inc.*	16	325
Five Star Bancorp	26	568
Flushing Financial Corp.	58	819
FS Bancorp, Inc.	14	415
Fulton Financial Corp.	332	4,426
FVCBankcorp, Inc.*	33	402
German American Bancorp, Inc.	57	1,649
Glacier Bancorp, Inc.	228	6,888
Great Southern Bancorp, Inc.	18	908
Greene County Bancorp, Inc.	14	403
Guaranty Bancshares, Inc.	17	491
Hancock Whitney Corp.	177	7,301
Hanmi Financial Corp.	62	1,074
HarborOne Bancorp, Inc.	86	857
HBT Financial, Inc.	27	505
Heartland Financial USA, Inc.	86	2,635
Heritage Commerce Corp.	121	1,049
Heritage Financial Corp.	71	1,223
Hilltop Holdings, Inc.	95	2,887
Hingham Institution For Savings (The)	3	598
Home Bancorp, Inc.	15	490
Home BancShares, Inc.	389	8,628
HomeStreet, Inc.	37	350
HomeTrust Bancshares, Inc.	32	731
Hope Bancorp, Inc.	235	2,272
Horizon Bancorp, Inc.	88	985
Independent Bank Corp.	90	4,862
Independent Bank Corp.	41	783
Independent Bank Group, Inc.	74	3,123
International Bancshares Corp.	110	4,926
John Marshall Bancorp, Inc.	25	442
Kearny Financial Corp.	117	867
Lakeland Bancorp, Inc.	127	1,716
Lakeland Financial Corp.	51	2,659
LCNB Corp.	22	328
Live Oak Bancshares, Inc.	69	2,231
Luther Burbank Corp.	21	191
Macatawa Bank Corp.	54	495
MainStreet Bancshares, Inc.	14	317
Mercantile Bank Corp.	32	1,068
Metrocity Bankshares, Inc.	37	722
Metropolitan Bank Holding Corp.*	21	836
Mid Penn Bancorp, Inc.	29	635
Middlefield Banc Corp.	16	415
Midland States Bancorp, Inc.	43	955
MidWestOne Financial Group, Inc.	29	619
MVB Financial Corp.	23	541
National Bank Holdings Corp., Class A	75	2,366
National Bankshares, Inc.	12	316
NBT Bancorp, Inc.	85	2,926
Nicolet Bankshares, Inc.	26	1,971
Northeast Bank	16	680
Northeast Community Bancorp, Inc.	27	428
Northfield Bancorp, Inc.	85	896
Northrim Bancorp, Inc.	11	457
Northwest Bancshares, Inc.	260	2,860
Norwood Financial Corp.	15	407
Oak Valley Bancorp	14	352
OceanFirst Financial Corp.	119	2,008
OFG Bancorp	95	2,865
Old National Bancorp	598	9,125
Old Second Bancorp, Inc.	89	1,288
Orange County Bancorp, Inc.	10	465
Origin Bancorp, Inc.	60	1,841
Orrstown Financial Services, Inc.	21	454
Pacific Premier Bancorp, Inc.	194	4,466
PacWest Bancorp	245	1,948
Park National Corp.	29	2,951
Parke Bancorp, Inc.	21	363
Pathward Financial, Inc.	56	2,759
PCB Bancorp	22	353
Peapack-Gladstone Financial Corp.	35	954
Penns Woods Bancorp, Inc.	14	365
Peoples Bancorp, Inc.	69	1,778
Peoples Financial Services Corp.	14	610
Pioneer Bancorp, Inc.*	24	216
Plumas Bancorp	11	384
Ponce Financial Group, Inc.*	42	336
Preferred Bank	27	1,677
Premier Financial Corp.	72	1,356
Primis Financial Corp.	41	364
Princeton Bancorp, Inc.	10	293
Provident Financial Services, Inc.	150	2,472
QCR Holdings, Inc.	34	1,784
RBB Bancorp	34	463
Red River Bancshares, Inc.	10	473
Renasant Corp.	113	3,147
Republic Bancorp, Inc., Class A	18	800
S&T Bancorp, Inc.	79	2,238

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Sandy Spring Bancorp, Inc.	89	1,979
Seacoast Banking Corp. of Florida	172	4,061
ServisFirst Bancshares, Inc.	104	5,828
Shore Bancshares, Inc.	61	676
Sierra Bancorp	28	557
Simmons First National Corp., Class A	258	4,598
SmartFinancial, Inc.	32	729
South Plains Financial, Inc.	25	656
Southern First Bancshares, Inc.*	16	450
Southern Missouri Bancorp, Inc.	17	719
Southern States Bancshares, Inc.	15	344
Southside Bancshares, Inc.	60	1,806
SouthState Corp.	155	11,207
Stellar Bancorp, Inc.	99	2,106
Sterling Bancorp, Inc.*	43	253
Stock Yards Bancorp, Inc.	55	2,519
Summit Financial Group, Inc.	23	566
Texas Capital Bancshares, Inc.*	98	6,119
Third Coast Bancshares, Inc.*	26	489
Timberland Bancorp, Inc.	15	425
Tompkins Financial Corp.	28	1,454
Towne Bank	143	3,375
TriCo Bancshares	63	2,163
Triumph Financial, Inc.*	45	2,890
TrustCo Bank Corp.	38	1,082
Trustmark Corp.	124	2,857
UMB Financial Corp.	90	5,689
United Bankshares, Inc.	267	8,031
United Community Banks, Inc.	236	6,372
Unity Bancorp, Inc.	15	362
Univest Financial Corp.	59	1,061
USCB Financial Holdings, Inc.*	21	230
Valley National Bancorp	881	8,088
Veritex Holdings, Inc.	107	2,013
Virginia National Bankshares Corp.	10	330
Washington Federal, Inc.	134	3,642
Washington Trust Bancorp, Inc.	34	952
WesBanco, Inc.	118	2,992
West Bancorp, Inc.	33	611
Westamerica Bancorp	53	2,334
WSFS Financial Corp.	125	4,913
		413,031
Beverages - 0.1%
Coca-Cola Consolidated, Inc.	10	6,989
Duckhorn Portfolio, Inc. (The)*	90	1,119
MGP Ingredients, Inc.	32	3,837
National Beverage Corp.*	48	2,463
Primo Water Corp.	319	4,868
Vita Coco Co., Inc. (The)*	58	1,641
Zevia PBC, Class A*	51	131
		21,048
Biotechnology - 1.0%
2seventy bio, Inc.*	102	529
4D Molecular Therapeutics, Inc.*	64	1,042
89bio, Inc.*	126	2,160
Aadi Bioscience, Inc.*	33	208
ACADIA Pharmaceuticals, Inc.*	247	6,674
Acrivon Therapeutics, Inc.*	18	211
Actinium Pharmaceuticals, Inc.*	53	319
Adicet Bio, Inc.*	62	124
ADMA Biologics, Inc.*	429	1,652
Aerovate Therapeutics, Inc.*	21	334
Agenus, Inc.*	699	965
Agios Pharmaceuticals, Inc.*	113	3,100
Akero Therapeutics, Inc.*	92	4,566
Aldeyra Therapeutics, Inc.*	95	709
Alector, Inc.*	129	703
Alkermes plc*	338	9,866
Allakos, Inc.*	135	389
Allogene Therapeutics, Inc.*	167	650
Allovir, Inc.*	85	266
Alpine Immune Sciences, Inc.*	65	803
Altimmune, Inc.*	101	256
ALX Oncology Holdings, Inc.*	44	187
Amicus Therapeutics, Inc.*	572	7,333
AnaptysBio, Inc.*	39	768
Anavex Life Sciences Corp.*	143	1,130
Anika Therapeutics, Inc.*	30	535
Annexon, Inc.*	93	256
Arbutus Biopharma Corp.*	254	516
Arcellx, Inc.*	77	2,760
Arcturus Therapeutics Holdings, Inc.*	48	1,457
Arcus Biosciences, Inc.*	108	2,214
Arcutis Biotherapeutics, Inc.*	105	897
Ardelyx, Inc.*	434	1,849
Arrowhead Pharmaceuticals, Inc.*	209	5,777
ARS Pharmaceuticals, Inc.*	49	347
Astria Therapeutics, Inc.*	52	463
Atara Biotherapeutics, Inc.*	195	285
Aura Biosciences, Inc.*	56	581
Aurinia Pharmaceuticals, Inc.*	276	2,503
Avid Bioservices, Inc.*	126	1,487
Avidity Biosciences, Inc.*	144	1,089
Avita Medical, Inc.*	51	831
Beam Therapeutics, Inc.*	139	3,222
BioAtla, Inc.*	90	226
BioCryst Pharmaceuticals, Inc.*	386	2,744
Biohaven Ltd.*	119	2,177
Biomea Fusion, Inc.*	40	675
BioVie, Inc., Class A*	7	22
Bioxcel Therapeutics, Inc.*	39	147
Bluebird Bio, Inc.*	218	822
Blueprint Medicines Corp.*	124	6,183
Bridgebio Pharma, Inc.*	233	6,969
Cabaletta Bio, Inc.*	52	736
CareDx, Inc.*	106	987
Caribou Biosciences, Inc.*	116	683
Carisma Therapeutics, Inc.	54	374
Catalyst Pharmaceuticals, Inc.*	197	2,766
Celcuity, Inc.*	35	333
Celldex Therapeutics, Inc.*	95	2,650
Century Therapeutics, Inc.*	48	119
Cerevel Therapeutics Holdings, Inc.*	126	2,986
Cogent Biosciences, Inc.*	141	1,722
Coherus Biosciences, Inc.*	157	837
Compass Therapeutics, Inc.*	186	433
Crinetics Pharmaceuticals, Inc.*	109	1,888
Cue Biopharma, Inc.*	70	190
Cullinan Oncology, Inc.*	49	507
Cytokinetics, Inc.*	190	6,639
Day One Biopharmaceuticals, Inc.*	100	1,349
Deciphera Pharmaceuticals, Inc.*	107	1,502
Denali Therapeutics, Inc.*	241	5,565
Design Therapeutics, Inc.*	67	166
Disc Medicine, Inc.*	16	847

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Dynavax Technologies Corp.*	264	3,791
Dyne Therapeutics, Inc.*	87	992
Eagle Pharmaceuticals, Inc.*	21	356
Editas Medicine, Inc.*	142	1,265
Emergent BioSolutions, Inc.*	103	483
Enanta Pharmaceuticals, Inc.*	41	609
Entrada Therapeutics, Inc.*	44	648
EQRx, Inc.*	650	1,488
Erasca, Inc.*	164	425
Fate Therapeutics, Inc.*	173	434
Fennec Pharmaceuticals, Inc.*	37	302
FibroGen, Inc.*	185	178
Foghorn Therapeutics, Inc.*	41	310
Genelux Corp.*	6	145
Generation Bio Co.*	92	440
Geron Corp.*	1,015	2,466
Graphite Bio, Inc.*	57	127
Gritstone bio, Inc.*	179	326
Halozyme Therapeutics, Inc.*	272	11,576
Heron Therapeutics, Inc.*	211	346
HilleVax, Inc.*	43	574
Humacyte, Inc.*	125	479
Icosavax, Inc.*	56	433
Ideaya Biosciences, Inc.*	111	3,259
IGM Biosciences, Inc.*	24	172
Immuneering Corp., Class A*	41	369
ImmunityBio, Inc.*	225	362
ImmunoGen, Inc.*	495	7,841
Immunovant, Inc.*	110	2,498
Inhibrx, Inc.*	70	1,498
Inozyme Pharma, Inc.*	69	338
Insmed, Inc.*	269	5,888
Intellia Therapeutics, Inc.*	180	6,746
Intercept Pharmaceuticals, Inc.*	50	541
Iovance Biotherapeutics, Inc.*	424	2,561
Ironwood Pharmaceuticals, Inc., Class A*	283	2,490
iTeos Therapeutics, Inc.*	51	615
Janux Therapeutics, Inc.*	35	385
KalVista Pharmaceuticals, Inc.*	50	542
Karyopharm Therapeutics, Inc.*	231	296
Keros Therapeutics, Inc.*	46	1,615
Kezar Life Sciences, Inc.*	145	216
Kiniksa Pharmaceuticals Ltd., Class A*	64	1,103
Kodiak Sciences, Inc.*	66	145
Krystal Biotech, Inc.*	44	5,477
Kura Oncology, Inc.*	133	1,321
Kymera Therapeutics, Inc.*	77	1,469
Larimar Therapeutics, Inc.*	52	193
Lexicon Pharmaceuticals, Inc.*	189	325
Lineage Cell Therapeutics, Inc.*	263	347
Lyell Immunopharma, Inc.*	354	846
MacroGenics, Inc.*	124	578
Madrigal Pharmaceuticals, Inc.*	28	5,040
MannKind Corp.*	523	2,411
MeiraGTx Holdings plc*	66	415
Merrimack Pharmaceuticals, Inc.*	21	256
Mersana Therapeutics, Inc.*	205	228
MiMedx Group, Inc.*	232	1,721
Mineralys Therapeutics, Inc.*	28	360
Mirum Pharmaceuticals, Inc.*	55	1,454
Monte Rosa Therapeutics, Inc.*	62	364
Morphic Holding, Inc.*	62	3,415
Myriad Genetics, Inc.*	165	2,945
Nkarta, Inc.*	62	107
Novavax, Inc.*	177	1,416
Nurix Therapeutics, Inc.*	96	816
Nuvalent, Inc., Class A*	49	2,233
Nuvectis Pharma, Inc.*	14	200
Ocean Biomedical, Inc.*	18	81
Olema Pharmaceuticals, Inc.*	55	558
Omega Therapeutics, Inc.*	50	183
Organogenesis Holdings, Inc., Class A*	143	400
ORIC Pharmaceuticals, Inc.*	80	717
Outlook Therapeutics, Inc.*	316	72
Ovid therapeutics, Inc.*	122	411
PDS Biotechnology Corp.*	57	335
PepGen, Inc.*	20	126
PMV Pharmaceuticals, Inc.*	79	570
Point Biopharma Global, Inc.*	184	1,465
Poseida Therapeutics, Inc., Class A*	139	291
Precigen, Inc.*	275	481
Prelude Therapeutics, Inc.*	20	75
Prime Medicine, Inc.*	81	1,072
ProKidney Corp.*	126	1,081
Protagonist Therapeutics, Inc.*	110	2,180
Protalix BioTherapeutics, Inc.*	114	215
Prothena Corp. plc*	84	4,437
PTC Therapeutics, Inc.*	144	5,688
Rallybio Corp.*	62	330
RAPT Therapeutics, Inc.*	60	1,146
Recursion Pharmaceuticals, Inc., Class A*	278	2,419
REGENXBIO, Inc.*	83	1,469
Relay Therapeutics, Inc.*	184	1,880
Reneo Pharmaceuticals, Inc.*	20	120
Replimune Group, Inc.*	83	1,695
REVOLUTION Medicines, Inc.*	207	7,032
Rhythm Pharmaceuticals, Inc.*	105	2,731
Rigel Pharmaceuticals, Inc.*	349	398
Rocket Pharmaceuticals, Inc.*	114	1,784
Sage Therapeutics, Inc.*	108	2,160
Sana Biotechnology, Inc.*	190	1,016
Sangamo Therapeutics, Inc.*	294	285
Savara, Inc.*	155	561
Scholar Rock Holding Corp.*	58	362
Selecta Biosciences, Inc.*	237	291
Seres Therapeutics, Inc.*	198	683
SpringWorks Therapeutics, Inc.*	119	3,353
Stoke Therapeutics, Inc.*	56	315
Summit Therapeutics, Inc.*	236	382
Sutro Biopharma, Inc.*	123	584
Syndax Pharmaceuticals, Inc.*	134	2,480
Tango Therapeutics, Inc.*	91	591
Tenaya Therapeutics, Inc.*	93	360
TG Therapeutics, Inc.*	280	2,932
Travere Therapeutics, Inc.*	148	2,113
Twist Bioscience Corp.*	116	2,551
Tyra Biosciences, Inc.*	29	442
UroGen Pharma Ltd.*	40	699
Vanda Pharmaceuticals, Inc.*	115	597
Vaxcyte, Inc.*	187	9,709
Vaxxinity, Inc., Class A*	87	176
Vera Therapeutics, Inc., Class A*	69	1,221
Veracyte, Inc.*	148	3,907

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Vericel Corp.*	97	3,185
Verve Therapeutics, Inc.*	103	1,326
Vigil Neuroscience, Inc.*	33	199
Viking Therapeutics, Inc.*	196	2,707
Vir Biotechnology, Inc.*	171	2,165
Viridian Therapeutics, Inc.*	86	1,563
Vor BioPharma, Inc.*	77	192
Voyager Therapeutics, Inc.*	65	651
X4 Pharmaceuticals, Inc.*	251	321
Xencor, Inc.*	118	2,594
XOMA Corp.*	15	210
Y-mAbs Therapeutics, Inc.*	75	380
Zentalis Pharmaceuticals, Inc.*	100	2,656
Zura Bio Ltd., Class A*	15	103
Zymeworks, Inc.*	109	789
		325,120
Broadline Retail - 0.0%(a)
Big Lots, Inc.	58	359
ContextLogic, Inc., Class A*	45	241
Dillard's, Inc., Class A	7	2,416
Qurate Retail, Inc., Class B*	3	19
		3,035
Building Products - 0.3%
AAON, Inc.	138	8,702
American Woodmark Corp.*	34	2,641
Apogee Enterprises, Inc.	45	2,271
AZZ, Inc.	51	2,504
CSW Industrials, Inc.	31	5,568
Gibraltar Industries, Inc.*	63	4,727
Griffon Corp.	89	3,726
Insteel Industries, Inc.	38	1,320
Janus International Group, Inc.*	173	1,981
JELD-WEN Holding, Inc.*	174	2,624
Masonite International Corp.*	45	4,622
Masterbrand, Inc.*	265	3,395
PGT Innovations, Inc.*	119	3,355
Quanex Building Products Corp.	67	1,808
Resideo Technologies, Inc.*	299	5,041
Simpson Manufacturing Co., Inc.	88	14,059
UFP Industries, Inc.	123	12,835
Zurn Elkay Water Solutions Corp.	302	8,945
		90,124
Capital Markets - 0.2%
AlTi Global, Inc.*	43	314
Artisan Partners Asset Management, Inc., Class A	125	4,802
AssetMark Financial Holdings, Inc.*	45	1,300
Avantax, Inc.*	80	1,674
B Riley Financial, Inc.	38	1,946
Bakkt Holdings, Inc.*	142	196
BGC Group, Inc., Class A	641	3,167
Brightsphere Investment Group, Inc.	66	1,367
Cohen & Steers, Inc.	53	3,454
Diamond Hill Investment Group, Inc.	6	1,013
Donnelley Financial Solutions, Inc.*	50	2,463
Forge Global Holdings, Inc.*	224	549
GCM Grosvenor, Inc., Class A	85	649
Hamilton Lane, Inc., Class A	75	6,959
MarketWise, Inc.	65	88
Moelis & Co., Class A	136	6,448
Open Lending Corp.*	203	1,675
P10, Inc., Class A	88	1,060
Patria Investments Ltd., Class A	111	1,601
Perella Weinberg Partners, Class A	87	916
Piper Sandler Cos.	35	5,214
PJT Partners, Inc., Class A	50	3,949
Sculptor Capital Management, Inc.	51	593
Silvercrest Asset Management Group, Inc., Class A	19	366
StepStone Group, Inc., Class A	110	3,396
StoneX Group, Inc.*	36	3,380
Value Line, Inc.	2	107
Victory Capital Holdings, Inc., Class A	57	1,962
Virtus Investment Partners, Inc.	14	2,899
WisdomTree, Inc.	281	2,051
		65,558
Chemicals - 0.3%
AdvanSix, Inc.	54	1,786
American Vanguard Corp.	55	760
Aspen Aerogels, Inc.*	104	633
Avient Corp.	184	7,380
Balchem Corp.	65	9,133
Cabot Corp.	113	8,188
Chase Corp.	15	1,898
Core Molding Technologies, Inc.*	16	434
Danimer Scientific, Inc.*	179	349
Ecovyst, Inc.*	194	1,987
FutureFuel Corp.	53	375
Hawkins, Inc.	39	2,425
HB Fuller Co.	110	7,978
Ingevity Corp.*	76	4,096
Innospec, Inc.	51	5,478
Intrepid Potash, Inc.*	22	590
Koppers Holdings, Inc.	41	1,570
Kronos Worldwide, Inc.	45	378
Livent Corp.*	368	7,901
LSB Industries, Inc.*	112	1,133
Mativ Holdings, Inc.	111	1,820
Minerals Technologies, Inc.	66	4,033
Origin Materials, Inc.*	216	296
Orion SA	114	2,579
Perimeter Solutions SA*	320	1,891
PureCycle Technologies, Inc.*	237	2,116
Quaker Chemical Corp.	28	4,969
Rayonier Advanced Materials, Inc.*	130	459
Sensient Technologies Corp.	86	5,299
Stepan Co.	43	3,753
Trinseo plc	71	748
Tronox Holdings plc	239	3,260
Valhi, Inc.	5	66
		95,761
Commercial Services & Supplies - 0.2%
ABM Industries, Inc.	135	6,132
ACCO Brands Corp.	188	1,002
ACV Auctions, Inc., Class A*	259	4,354
Aris Water Solutions, Inc., Class A	61	625
BrightView Holdings, Inc.*	84	695
Brink's Co. (The)	94	7,126
Casella Waste Systems, Inc., Class A*	114	8,980
CECO Environmental Corp.*	61	841

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Cimpress plc*	36	2,326
CompX International, Inc.	3	63
CoreCivic, Inc.*	232	2,496
Deluxe Corp.	89	1,800
Ennis, Inc.	52	1,108
Enviri Corp.*	161	1,199
GEO Group, Inc. (The)*	243	1,759
Healthcare Services Group, Inc.	152	1,756
Heritage-Crystal Clean, Inc.*	32	1,443
HNI Corp.	94	3,079
Interface, Inc.	117	1,209
LanzaTech Global, Inc.*	42	278
Li-Cycle Holdings Corp.*	281	1,248
Liquidity Services, Inc.*	48	876
Matthews International Corp., Class A	61	2,573
MillerKnoll, Inc.	155	2,960
Montrose Environmental Group, Inc.*	57	2,191
NL Industries, Inc.	17	88
OPENLANE, Inc.*	220	3,434
Performant Financial Corp.*	137	322
Pitney Bowes, Inc.	358	1,178
Quad/Graphics, Inc.*	63	322
SP Plus Corp.*	40	1,567
Steelcase, Inc., Class A	180	1,633
UniFirst Corp.	31	5,460
Viad Corp.*	42	1,192
VSE Corp.	22	1,248
		74,563
Communications Equipment - 0.1%
ADTRAN Holdings, Inc.	159	1,359
Aviat Networks, Inc.*	23	811
Calix, Inc.*	120	5,581
Cambium Networks Corp.*	25	230
Clearfield, Inc.*	27	949
CommScope Holding Co., Inc.*	423	1,413
Comtech Telecommunications Corp.	56	563
Digi International, Inc.*	72	2,403
DZS, Inc.*	44	102
Extreme Networks, Inc.*	257	7,055
Harmonic, Inc.*	225	2,403
Infinera Corp.*	407	1,905
KVH Industries, Inc.*	38	201
NETGEAR, Inc.*	58	764
NetScout Systems, Inc.*	139	3,980
Ribbon Communications, Inc.*	179	530
Viavi Solutions, Inc.*	456	4,765
		35,014
Construction & Engineering - 0.2%
Ameresco, Inc., Class A*	66	2,870
API Group Corp.*	427	12,020
Arcosa, Inc.	99	7,744
Argan, Inc.	26	1,105
Bowman Consulting Group Ltd.*	20	591
Comfort Systems USA, Inc.	72	13,289
Concrete Pumping Holdings, Inc.*	53	404
Construction Partners, Inc., Class A*	82	2,850
Dycom Industries, Inc.*	58	5,796
Eneti, Inc.	50	542
Fluor Corp.*	291	10,182
Granite Construction, Inc.	90	3,716
Great Lakes Dredge & Dock Corp.*	134	1,183
IES Holdings, Inc.*	17	1,275
INNOVATE Corp.*	94	150
Limbach Holdings, Inc.*	19	687
MYR Group, Inc.*	34	4,830
Northwest Pipe Co.*	20	662
Primoris Services Corp.	108	3,820
Southland Holdings, Inc.*	8	55
Sterling Infrastructure, Inc.*	61	5,048
Tutor Perini Corp.*	87	773
		79,592
Construction Materials - 0.0%(a)
Knife River Corp.*	104	5,352
Summit Materials, Inc., Class A*	244	9,128
United States Lime & Minerals, Inc.	4	866
		15,346
Consumer Finance - 0.1%
Atlanticus Holdings Corp.*	9	314
Bread Financial Holdings, Inc.	103	3,871
Consumer Portfolio Services, Inc.*	19	176
Encore Capital Group, Inc.*	47	2,202
Enova International, Inc.*	62	3,128
FirstCash Holdings, Inc.	77	6,878
Green Dot Corp., Class A*	95	1,410
LendingClub Corp.*	217	1,510
LendingTree, Inc.*	21	397
Navient Corp.	189	3,336
Nelnet, Inc., Class A	30	2,756
NerdWallet, Inc., Class A*	70	630
OppFi, Inc.*	22	57
PRA Group, Inc.*	79	1,539
PROG Holdings, Inc.*	94	3,224
Regional Management Corp.	16	440
Upstart Holdings, Inc.*	147	4,729
World Acceptance Corp.*	8	1,078
		37,675
Consumer Staples Distribution & Retail - 0.1%
Andersons, Inc. (The)	66	3,390
Chefs' Warehouse, Inc. (The)*	72	2,055
HF Foods Group, Inc.*	82	388
Ingles Markets, Inc., Class A	29	2,266
Natural Grocers by Vitamin Cottage, Inc.	19	240
PriceSmart, Inc.	53	4,212
SpartanNash Co.	71	1,545
Sprouts Farmers Market, Inc.*	211	8,607
United Natural Foods, Inc.*	121	2,436
Village Super Market, Inc., Class A	17	383
Weis Markets, Inc.	34	2,205
		27,727
Containers & Packaging - 0.0%(a)
Greif, Inc., Class A	51	3,702
Greif, Inc., Class B	11	820
Myers Industries, Inc.	75	1,411
O-I Glass, Inc.*	317	6,295
Pactiv Evergreen, Inc.	82	674
Ranpak Holdings Corp., Class A*	88	557
TriMas Corp.	85	2,227
		15,686
Distributors - 0.0%(a)
Weyco Group, Inc.	12	307

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Diversified Consumer Services - 0.2%
2U, Inc.*	161	510
Adtalem Global Education, Inc.*	93	4,078
Carriage Services, Inc.	27	832
Chegg, Inc.*	241	2,461
Coursera, Inc.*	266	4,626
Duolingo, Inc., Class A*	59	8,682
European Wax Center, Inc., Class A*	70	1,215
Frontdoor, Inc.*	168	5,514
Graham Holdings Co., Class B	8	4,691
Laureate Education, Inc.	267	3,719
Lincoln Educational Services Corp.*	48	409
Nerdy, Inc.*	121	566
OneSpaWorld Holdings Ltd.*	149	1,705
Perdoceo Education Corp.	137	2,270
Rover Group, Inc., Class A*	189	1,280
Strategic Education, Inc.	46	3,565
Stride, Inc.*	87	3,697
Udemy, Inc.*	175	1,813
Universal Technical Institute, Inc.*	67	534
WW International, Inc.*	111	1,078
		53,245
Diversified REITs - 0.1%
Alexander & Baldwin, Inc., REIT	148	2,666
Alpine Income Property Trust, Inc., REIT	27	470
American Assets Trust, Inc., REIT	100	2,141
Armada Hoffler Properties, Inc., REIT	137	1,560
Broadstone Net Lease, Inc., REIT	383	6,193
CTO Realty Growth, Inc., REIT	45	793
Empire State Realty Trust, Inc., Class A, REIT	269	2,348
Essential Properties Realty Trust, Inc., REIT	304	7,302
Gladstone Commercial Corp., REIT	82	1,078
Global Net Lease, Inc., REIT	213	2,418
NexPoint Diversified Real Estate Trust, REIT	63	596
One Liberty Properties, Inc., REIT	33	648
Star Holdings, REIT*	26	358
		28,571
Diversified Telecommunication Services - 0.1%
Anterix, Inc.*	37	1,224
AST SpaceMobile, Inc., Class A*	124	486
ATN International, Inc.	22	789
Bandwidth, Inc., Class A*	48	690
Charge Enterprises, Inc.*	275	149
Cogent Communications Holdings, Inc.	88	6,211
Consolidated Communications Holdings, Inc.*	151	597
EchoStar Corp., Class A*	69	1,199
Globalstar, Inc.*	1,408	2,028
IDT Corp., Class B*	32	748
Liberty Latin America Ltd., Class A*	74	662
Liberty Latin America Ltd., Class C*	293	2,625
Lumen Technologies, Inc.*	2,055	3,268
Ooma, Inc.*	49	690
Radius Global Infrastructure, Inc.*	173	2,581
		23,947
Electric Utilities - 0.1%
ALLETE, Inc.	118	6,478
Genie Energy Ltd., Class B	40	613
MGE Energy, Inc.	74	5,360
Otter Tail Corp.	84	6,919
PNM Resources, Inc.	175	7,754
Portland General Electric Co.	198	8,684
		35,808
Electrical Equipment - 0.2%
Allient, Inc.	28	953
Amprius Technologies, Inc.*	11	54
Array Technologies, Inc.*	309	7,685
Atkore, Inc.*	81	12,472
Babcock & Wilcox Enterprises, Inc.*	120	630
Blink Charging Co.*	94	370
Bloom Energy Corp., Class A*	393	5,891
Dragonfly Energy Holdings Corp.*	31	53
Encore Wire Corp.	34	5,604
Energy Vault Holdings, Inc.*	200	638
EnerSys	84	8,818
Enovix Corp.*	279	3,845
Eos Energy Enterprises, Inc.*	219	712
ESS Tech, Inc.*	186	266
Fluence Energy, Inc., Class A*	80	2,108
FTC Solar, Inc.*	130	244
FuelCell Energy, Inc.*	835	1,169
GrafTech International Ltd.	395	1,398
LSI Industries, Inc.	53	835
NEXTracker, Inc., Class A*	89	3,749
NuScale Power Corp.*	109	651
Powell Industries, Inc.	19	1,595
Preformed Line Products Co.	5	847
SES AI Corp.*	255	538
Shoals Technologies Group, Inc., Class A*	350	6,888
SKYX Platforms Corp.*	116	203
Stem, Inc.*	290	1,476
SunPower Corp.*	178	1,274
Thermon Group Holdings, Inc.*	68	1,869
TPI Composites, Inc.*	85	429
Vicor Corp.*	45	3,050
		76,314
Electronic Equipment, Instruments & Components - 0.4%
908 Devices, Inc.*	45	324
Advanced Energy Industries, Inc.	77	9,091
Aeva Technologies, Inc.*	162	153
Akoustis Technologies, Inc.*	141	213
Arlo Technologies, Inc.*	176	1,719
Badger Meter, Inc.	60	9,965
Bel Fuse, Inc., Class B	21	1,098
Belden, Inc.	87	8,169
Benchmark Electronics, Inc.	72	1,853
Climb Global Solutions, Inc.	8	344
CTS Corp.	64	2,858
Daktronics, Inc.*	80	669
ePlus, Inc.*	54	3,584
Evolv Technologies Holdings, Inc.*	230	1,608
Fabrinet*	75	12,058
FARO Technologies, Inc.*	41	650
Insight Enterprises, Inc.*	59	9,445

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Iteris, Inc.*	87	399
Itron, Inc.*	93	6,362
Kimball Electronics, Inc.*	49	1,479
Knowles Corp.*	183	2,933
Lightwave Logic, Inc.*	234	1,477
Luna Innovations, Inc.*	65	448
Methode Electronics, Inc.	72	2,322
MicroVision, Inc.*	361	910
Mirion Technologies, Inc., Class A*	409	3,493
Napco Security Technologies, Inc.	64	1,586
nLight, Inc.*	90	1,027
Novanta, Inc.*	73	12,190
OSI Systems, Inc.*	32	4,363
PAR Technology Corp.*	54	2,348
PC Connection, Inc.	23	1,222
Plexus Corp.*	56	5,687
Presto Automation, Inc.*	6	20
Richardson Electronics Ltd.	24	302
Rogers Corp.*	35	5,058
Sanmina Corp.*	118	6,573
ScanSource, Inc.*	51	1,672
SmartRent, Inc., Class A*	376	1,278
TTM Technologies, Inc.*	209	3,114
Vishay Intertechnology, Inc.	263	7,217
Vishay Precision Group, Inc.*	25	900
Vuzix Corp.*	120	480
		138,661
Energy Equipment & Services - 0.4%
Archrock, Inc.	284	3,632
Atlas Energy Solutions, Inc., Class A	33	703
Borr Drilling Ltd.*	467	3,264
Bristow Group, Inc., Class A*	48	1,330
Cactus, Inc., Class A	132	7,041
ChampionX Corp.	406	14,652
Core Laboratories, Inc.	96	2,308
Diamond Offshore Drilling, Inc.*	207	3,078
DMC Global, Inc.*	40	961
Dril-Quip, Inc.*	69	1,903
Expro Group Holdings NV*	180	4,232
Forum Energy Technologies, Inc.*	20	474
Helix Energy Solutions Group, Inc.*	293	2,971
Helmerich & Payne, Inc.	205	8,198
KLX Energy Services Holdings, Inc.*	26	270
Liberty Energy, Inc., Class A	349	5,566
Mammoth Energy Services, Inc.*	47	218
Nabors Industries Ltd.*	19	2,103
Newpark Resources, Inc.*	155	927
Noble Corp. plc	220	11,603
Oceaneering International, Inc.*	205	4,672
Oil States International, Inc.*	129	1,011
Patterson-UTI Energy, Inc.	722	10,209
ProFrac Holding Corp., Class A*	49	539
ProPetro Holding Corp.*	201	1,938
Ranger Energy Services, Inc.	32	381
RPC, Inc.	173	1,382
SEACOR Marine Holdings, Inc.*	49	563
Seadrill Ltd.*	103	5,011
Select Water Solutions, Inc., Class A	174	1,401
Solaris Oilfield Infrastructure, Inc., Class A	66	694
TETRA Technologies, Inc.*	255	1,400
Tidewater, Inc.*	97	6,308
US Silica Holdings, Inc.*	154	1,899
Valaris Ltd.*	125	9,415
Weatherford International plc*	145	12,835
		135,092
Entertainment - 0.1%
Atlanta Braves Holdings, Inc., Class A*	20	837
Atlanta Braves Holdings, Inc., Class C*	89	3,279
Cinemark Holdings, Inc.*	224	3,647
IMAX Corp.*	92	1,760
Lions Gate Entertainment Corp., Class A*	119	943
Lions Gate Entertainment Corp., Class B*	236	1,758
Loop Media, Inc.*	74	64
Madison Square Garden Entertainment Corp.*	88	2,824
Marcus Corp. (The)	49	744
Playstudios, Inc.*	174	619
Reservoir Media, Inc.*	40	218
Sphere Entertainment Co.*	53	1,858
Vivid Seats, Inc., Class A*	52	378
		18,929
Financial Services - 0.3%
Acacia Research Corp.*	77	293
Alerus Financial Corp.	37	721
A-Mark Precious Metals, Inc.	39	1,331
AvidXchange Holdings, Inc.*	305	3,135
Banco Latinoamericano de Comercio Exterior SA, Class E	56	1,322
Cannae Holdings, Inc.*	146	2,866
Cantaloupe, Inc.*	117	927
Cass Information Systems, Inc.	28	1,073
Compass Diversified Holdings	129	2,664
Enact Holdings, Inc.	61	1,748
Essent Group Ltd.	216	10,847
EVERTEC, Inc.	133	5,263
Federal Agricultural Mortgage Corp., Class C	19	3,198
Finance of America Cos., Inc., Class A*	109	155
Flywire Corp.*	196	6,778
I3 Verticals, Inc., Class A*	46	1,088
International Money Express, Inc.*	63	1,090
Jackson Financial, Inc., Class A	166	6,242
Marqeta, Inc., Class A*	1,000	6,150
Merchants Bancorp	32	933
Mr Cooper Group, Inc.*	136	7,706
NewtekOne, Inc.	48	860
NMI Holdings, Inc., Class A*	167	4,779
Ocwen Financial Corp.*	13	393
Pagseguro Digital Ltd., Class A*	405	3,637
Payoneer Global, Inc.*	540	3,343
Paysafe Ltd.*	66	865
Paysign, Inc.*	67	151
PennyMac Financial Services, Inc.	52	3,732
Priority Technology Holdings, Inc.*	36	133
Radian Group, Inc.	321	8,693

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Remitly Global, Inc.*	172	4,326
Repay Holdings Corp., Class A*	166	1,530
Security National Financial Corp., Class A*	25	205
StoneCo Ltd., Class A*	594	7,282
SWK Holdings Corp.*	8	126
Velocity Financial, Inc.*	18	223
Walker & Dunlop, Inc.	65	5,547
Waterstone Financial, Inc.	38	472
		111,827
Food Products - 0.2%
Alico, Inc.	15	353
B&G Foods, Inc.	145	1,855
Benson Hill, Inc.*	353	225
Beyond Meat, Inc.*	121	1,428
BRC, Inc., Class A*	76	343
Calavo Growers, Inc.	35	1,154
Cal-Maine Foods, Inc.	78	3,728
Dole plc	146	1,740
Forafric Global plc*	11	123
Fresh Del Monte Produce, Inc.	69	1,763
Hain Celestial Group, Inc. (The)*	182	1,927
Hostess Brands, Inc., Class A*	271	7,718
J & J Snack Foods Corp.	31	5,026
John B Sanfilippo & Son, Inc.	18	1,806
Lancaster Colony Corp.	40	6,608
Limoneira Co.	36	555
Mission Produce, Inc.*	99	942
Seneca Foods Corp., Class A*	11	531
Simply Good Foods Co. (The)*	185	6,675
Sovos Brands, Inc.*	81	1,814
SunOpta, Inc.*	185	812
TreeHouse Foods, Inc.*	105	4,885
Utz Brands, Inc.	147	2,270
Vital Farms, Inc.*	62	730
Westrock Coffee Co.*	58	582
		55,593
Gas Utilities - 0.1%
Brookfield Infrastructure Corp., Class A	201	7,809
Chesapeake Utilities Corp.	36	3,964
New Jersey Resources Corp.	198	8,350
Northwest Natural Holding Co.	73	2,867
ONE Gas, Inc.	113	8,189
RGC Resources, Inc.	16	289
Southwest Gas Holdings, Inc.	126	7,803
Spire, Inc.	105	6,133
		45,404
Ground Transportation - 0.1%
ArcBest Corp.	49	5,174
Covenant Logistics Group, Inc., Class A	17	836
Daseke, Inc.*	83	440
FTAI Infrastructure, Inc.	202	703
Heartland Express, Inc.	96	1,448
Marten Transport Ltd.	118	2,478
PAM Transportation Services, Inc.*	13	300
RXO, Inc.*	237	4,285
TuSimple Holdings, Inc., Class A*	337	421
Universal Logistics Holdings, Inc.	14	380
Werner Enterprises, Inc.	129	5,368
		21,833
Health Care Equipment & Supplies - 0.5%
Accuray, Inc.*	190	542
Alphatec Holdings, Inc.*	157	2,567
AngioDynamics, Inc.*	77	618
Artivion, Inc.*	80	1,354
AtriCure, Inc.*	95	4,289
Atrion Corp.	3	1,395
Avanos Medical, Inc.*	94	1,978
Axogen, Inc.*	83	520
Axonics, Inc.*	100	5,730
Beyond Air, Inc.*	52	158
Butterfly Network, Inc.*	284	503
Cerus Corp.*	362	684
ClearPoint Neuro, Inc.*	47	273
CONMED Corp.	63	7,022
Cutera, Inc.*	34	387
CVRx, Inc.*	23	399
Embecta Corp.	118	2,163
Glaukos Corp.*	96	7,213
Haemonetics Corp.*	102	9,152
Inari Medical, Inc.*	106	7,062
Inmode Ltd.*	158	6,176
Inogen, Inc.*	48	298
Integer Holdings Corp.*	68	5,801
iRadimed Corp.	15	693
iRhythm Technologies, Inc.*	63	6,512
KORU Medical Systems, Inc.*	71	186
Lantheus Holdings, Inc.*	139	9,513
LeMaitre Vascular, Inc.	40	2,312
LivaNova plc*	111	6,166
Merit Medical Systems, Inc.*	116	7,572
Nano-X Imaging Ltd.*	94	783
Neogen Corp.*	444	10,265
Nevro Corp.*	72	1,443
Omnicell, Inc.*	92	5,231
OraSure Technologies, Inc.*	152	982
Orchestra BioMed Holdings, Inc.*	9	56
Orthofix Medical, Inc.*	72	1,524
OrthoPediatrics Corp.*	32	1,223
Outset Medical, Inc.*	101	1,375
Paragon 28, Inc.*	90	1,290
PROCEPT BioRobotics Corp.*	74	2,524
Pulmonx Corp.*	75	785
Pulse Biosciences, Inc.*	33	155
RxSight, Inc.*	55	1,596
Sanara Medtech, Inc.*	8	289
Semler Scientific, Inc.*	10	264
SI-BONE, Inc.*	71	1,624
Sight Sciences, Inc.*	44	289
Silk Road Medical, Inc.*	78	1,507
STAAR Surgical Co.*	99	4,293
Surmodics, Inc.*	28	1,031
Tactile Systems Technology, Inc.*	47	891
Tela Bio, Inc.*	32	309
TransMedics Group, Inc.*	65	4,266
Treace Medical Concepts, Inc.*	92	1,431
UFP Technologies, Inc.*	14	2,460
Utah Medical Products, Inc.	7	641
Varex Imaging Corp.*	79	1,554
Vicarious Surgical, Inc., Class A*	143	132
Zimvie, Inc.*	53	625
Zynex, Inc.*	40	308
		150,384

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Health Care Providers & Services - 0.4%
23andMe Holding Co., Class A*	530	583
Accolade, Inc.*	135	1,821
AdaptHealth Corp., Class A*	150	1,790
Addus HomeCare Corp.*	32	2,806
Agiliti, Inc.*	60	579
AirSculpt Technologies, Inc.*	25	192
Alignment Healthcare, Inc.*	173	1,010
AMN Healthcare Services, Inc.*	83	7,336
Apollo Medical Holdings, Inc.*	87	3,294
Aveanna Healthcare Holdings, Inc.*	102	147
Brookdale Senior Living, Inc.*	348	1,479
Cano Health, Inc.*	487	151
CareMax, Inc.*	153	341
Castle Biosciences, Inc.*	51	1,016
Community Health Systems, Inc.*	256	865
CorVel Corp.*	18	3,896
Cross Country Healthcare, Inc.*	70	1,803
DocGo, Inc.*	159	1,423
Enhabit, Inc.*	103	1,320
Ensign Group, Inc. (The)	111	11,124
Fulgent Genetics, Inc.*	42	1,376
Guardant Health, Inc.*	227	8,871
HealthEquity, Inc.*	171	11,551
Hims & Hers Health, Inc.*	249	1,671
InfuSystem Holdings, Inc.*	37	380
Innovage Holding Corp.*	39	214
Invitae Corp.*	536	495
Joint Corp. (The)*	29	269
LifeStance Health Group, Inc.*	216	1,773
ModivCare, Inc.*	26	835
National HealthCare Corp.	25	1,649
National Research Corp.	29	1,212
NeoGenomics, Inc.*	260	3,908
OPKO Health, Inc.*	822	1,504
Option Care Health, Inc.*	347	12,086
Owens & Minor, Inc.*	151	2,552
P3 Health Partners, Inc.*	81	160
Patterson Cos., Inc.	180	5,407
Pediatrix Medical Group, Inc.*	172	2,430
Pennant Group, Inc. (The)*	59	707
PetIQ, Inc., Class A*	56	1,069
Privia Health Group, Inc.*	138	3,623
Progyny, Inc.*	160	5,974
Quipt Home Medical Corp.*	82	485
RadNet, Inc.*	101	3,374
Select Medical Holdings Corp.	212	6,193
Surgery Partners, Inc.*	138	5,004
US Physical Therapy, Inc.	26	2,622
Viemed Healthcare, Inc.*	70	554
		130,924
Health Care REITs - 0.1%
CareTrust REIT, Inc., REIT	204	4,111
Community Healthcare Trust, Inc., REIT	52	1,726
Diversified Healthcare Trust, REIT	487	1,322
Global Medical REIT, Inc., REIT	124	1,200
LTC Properties, Inc., REIT	84	2,760
National Health Investors, Inc., REIT	85	4,346
Physicians Realty Trust, REIT	485	6,746
Sabra Health Care REIT, Inc., REIT	472	5,914
Universal Health Realty Income Trust, REIT	26	1,213
		29,338
Health Care Technology - 0.1%
American Well Corp., Class A*	500	710
Computer Programs and Systems, Inc.*	29	472
Definitive Healthcare Corp.*	92	865
Evolent Health, Inc., Class A*	225	5,740
Health Catalyst, Inc.*	114	1,332
HealthStream, Inc.	50	1,051
Multiplan Corp.*	772	1,320
NextGen Healthcare, Inc.*	110	2,003
OptimizeRx Corp.*	34	290
Phreesia, Inc.*	104	2,961
Schrodinger, Inc.*	111	4,095
Sharecare, Inc.*	629	596
Simulations Plus, Inc.	32	1,424
Veradigm, Inc.*	220	2,943
		25,802
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc., REIT	440	6,609
Braemar Hotels & Resorts, Inc., REIT	134	364
Chatham Lodging Trust, REIT	98	958
DiamondRock Hospitality Co., REIT	429	3,458
Hersha Hospitality Trust, Class A, REIT	64	628
Pebblebrook Hotel Trust, REIT	248	3,589
RLJ Lodging Trust, REIT	324	3,237
Ryman Hospitality Properties, Inc., REIT	118	10,034
Service Properties Trust, REIT	336	2,775
Summit Hotel Properties, Inc., REIT	214	1,243
Sunstone Hotel Investors, Inc., REIT	425	3,817
Xenia Hotels & Resorts, Inc., REIT	228	2,690
		39,402
Hotels, Restaurants & Leisure - 0.3%
Accel Entertainment, Inc., Class A*	110	1,308
Bally's Corp.*	60	996
Biglari Holdings, Inc., Class B*	2	372
BJ's Restaurants, Inc.*	46	1,353
Bloomin' Brands, Inc.	179	5,023
Bluegreen Vacations Holding Corp.	22	789
Bowlero Corp.*	60	660
Brinker International, Inc.*	89	2,913
Carrols Restaurant Group, Inc.*	75	523
Century Casinos, Inc.*	56	364
Cheesecake Factory, Inc. (The)	99	3,153
Chuy's Holdings, Inc.*	37	1,410
Cracker Barrel Old Country Store, Inc.	45	3,709
Dave & Buster's Entertainment, Inc.*	88	3,456
Denny's Corp.*	111	1,058
Dine Brands Global, Inc.	32	1,753
El Pollo Loco Holdings, Inc.	58	552
Everi Holdings, Inc.*	172	2,487
Fiesta Restaurant Group, Inc.*	36	303

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
First Watch Restaurant Group, Inc.*	31	593
Full House Resorts, Inc.*	67	324
Global Business Travel Group I*	66	445
Golden Entertainment, Inc.	41	1,493
Hilton Grand Vacations, Inc.*	166	7,257
Inspired Entertainment, Inc.*	44	580
International Game Technology plc	221	7,076
Jack in the Box, Inc.	42	3,375
Krispy Kreme, Inc.	179	2,397
Kura Sushi USA, Inc., Class A*	12	1,048
Life Time Group Holdings, Inc.*	91	1,565
Light & Wonder, Inc.*	186	14,261
Lindblad Expeditions Holdings, Inc.*	71	642
Monarch Casino & Resort, Inc.	27	1,820
Mondee Holdings, Inc.*	93	602
Nathan's Famous, Inc.	6	436
Noodles & Co., Class A*	82	228
ONE Group Hospitality, Inc. (The)*	45	308
Papa John's International, Inc.	71	5,375
PlayAGS, Inc.*	75	512
Portillo's, Inc., Class A*	87	1,596
Potbelly Corp.*	53	423
RCI Hospitality Holdings, Inc.	17	1,110
Red Robin Gourmet Burgers, Inc.*	32	332
Red Rock Resorts, Inc., Class A	97	4,261
Rush Street Interactive, Inc.*	128	589
Sabre Corp.*	668	3,340
SeaWorld Entertainment, Inc.*	81	3,945
Shake Shack, Inc., Class A*	77	5,390
Six Flags Entertainment Corp.*	147	3,375
Super Group SGHC Ltd.*	278	1,051
Sweetgreen, Inc., Class A*	197	2,829
Target Hospitality Corp.*	64	1,018
Xponential Fitness, Inc., Class A*	50	1,083
		112,861
Household Durables - 0.3%
Beazer Homes USA, Inc.*	60	1,759
Cavco Industries, Inc.*	18	5,031
Century Communities, Inc.	58	4,306
Cricut, Inc., Class A	98	927
Dream Finders Homes, Inc., Class A*	49	1,412
Ethan Allen Interiors, Inc.	47	1,475
GoPro, Inc., Class A*	264	960
Green Brick Partners, Inc.*	54	2,671
Helen of Troy Ltd.*	49	6,023
Hooker Furnishings Corp.	22	474
Hovnanian Enterprises, Inc., Class A*	10	1,188
Installed Building Products, Inc.	48	6,947
iRobot Corp.*	56	2,178
KB Home	151	7,671
Landsea Homes Corp.*	27	262
La-Z-Boy, Inc.	89	2,746
Legacy Housing Corp.*	20	453
LGI Homes, Inc.*	42	5,170
Lovesac Co. (The)*	29	665
M/I Homes, Inc.*	55	5,400
MDC Holdings, Inc.	120	5,694
Meritage Homes Corp.	74	10,289
Purple Innovation, Inc., Class A	131	284
Skyline Champion Corp.*	109	7,768
Snap One Holdings Corp.*	37	338
Sonos, Inc.*	259	3,569
Taylor Morrison Home Corp., Class A*	215	10,191
Traeger, Inc.*	72	322
Tri Pointe Homes, Inc.*	202	6,282
United Homes Group, Inc.*	13	109
Vizio Holding Corp., Class A*	155	890
VOXX International Corp., Class A*	28	242
		103,696
Household Products - 0.1%
Central Garden & Pet Co.*	20	883
Central Garden & Pet Co., Class A*	80	3,264
Energizer Holdings, Inc.	146	5,015
Oil-Dri Corp. of America	10	674
WD-40 Co.	28	6,016
		15,852
Independent Power and Renewable Electricity Producers - 0.0%(a)
Altus Power, Inc., Class A*	130	840
Montauk Renewables, Inc.*	136	1,299
Ormat Technologies, Inc.	109	8,278
Sunnova Energy International, Inc.*	206	2,865
		13,282
Industrial Conglomerates - 0.0%(a)
Brookfield Business Corp., Class A	53	936

Industrial REITs - 0.1%
Innovative Industrial Properties, Inc., REIT	57	4,975
LXP Industrial Trust, REIT	591	5,803
Plymouth Industrial REIT, Inc., REIT	88	2,016
Terreno Realty Corp., REIT	167	10,169
		22,963
Insurance - 0.3%
Ambac Financial Group, Inc.*	90	1,159
American Coastal Insurance Corp.*	40	300
American Equity Investment Life Holding Co.	159	8,535
AMERISAFE, Inc.	39	2,020
Argo Group International Holdings Ltd.	65	1,934
BRP Group, Inc., Class A*	121	3,217
CNO Financial Group, Inc.	232	5,429
Crawford & Co., Class A	30	321
Donegal Group, Inc., Class A	31	453
eHealth, Inc.*	50	391
Employers Holdings, Inc.	55	2,158
Enstar Group Ltd.*	24	6,079
F&G Annuities & Life, Inc.	38	1,076
Genworth Financial, Inc., Class A*	991	5,738
GoHealth, Inc., Class A*	8	127
Goosehead Insurance, Inc., Class A*	44	3,074
Greenlight Capital Re Ltd., Class A*	53	585
HCI Group, Inc.	13	693
Hippo Holdings, Inc.*	21	210
Horace Mann Educators Corp.	84	2,407
Investors Title Co.	2	288

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
James River Group Holdings Ltd.	76	1,107
Kingsway Financial Services, Inc.*	22	194
Lemonade, Inc.*	103	1,417
Maiden Holdings Ltd.*	185	316
MBIA, Inc.*	99	781
Mercury General Corp.	55	1,574
National Western Life Group, Inc., Class A	5	2,273
NI Holdings, Inc.*	17	217
Oscar Health, Inc., Class A*	315	1,975
Palomar Holdings, Inc.*	50	2,550
ProAssurance Corp.	110	1,945
Safety Insurance Group, Inc.	29	1,997
Selective Insurance Group, Inc.	123	12,203
Selectquote, Inc.*	278	339
SiriusPoint Ltd.*	186	2,057
Skyward Specialty Insurance Group, Inc.*	21	511
Stewart Information Services Corp.	55	2,548
Tiptree, Inc., Class A	49	863
Trupanion, Inc.*	81	2,408
United Fire Group, Inc.	43	850
Universal Insurance Holdings, Inc.	52	658
		84,977
Interactive Media & Services - 0.1%
Bumble, Inc., Class A*	206	3,457
Cargurus, Inc., Class A*	199	3,604
Cars.com, Inc.*	136	2,542
DHI Group, Inc.*	89	336
Eventbrite, Inc., Class A*	158	1,601
EverQuote, Inc., Class A*	43	266
fuboTV, Inc.*	415	971
Grindr, Inc.*	84	432
Liberty TripAdvisor Holdings, Inc., Class B*	1	31
MediaAlpha, Inc., Class A*	44	369
Nextdoor Holdings, Inc.*	297	644
Outbrain, Inc.*	84	480
QuinStreet, Inc.*	106	1,049
Shutterstock, Inc.	50	2,105
System1, Inc.*	50	89
TrueCar, Inc.*	180	430
Vimeo, Inc.*	310	1,234
Yelp, Inc.*	137	5,870
Ziff Davis, Inc.*	96	6,398
ZipRecruiter, Inc., Class A*	142	2,157
		34,065
IT Services - 0.1%
BigBear.ai Holdings, Inc.*	55	90
BigCommerce Holdings, Inc., Series 1*	137	1,452
Brightcove, Inc.*	88	339
DigitalOcean Holdings, Inc.*	129	3,490
Fastly, Inc., Class A*	242	5,757
Grid Dynamics Holdings, Inc.*	113	1,314
Hackett Group, Inc. (The)	51	1,202
Information Services Group, Inc.	72	374
Perficient, Inc.*	70	4,465
Rackspace Technology, Inc.*	161	403
Squarespace, Inc., Class A*	91	2,744
Thoughtworks Holding, Inc.*	189	939
Tucows, Inc., Class A*	20	473
Unisys Corp.*	136	548
		23,590
Leisure Products - 0.1%
Acushnet Holdings Corp.	64	3,747
AMMO, Inc.*	184	421
Clarus Corp.	60	432
Escalade, Inc.	20	300
Funko, Inc., Class A*	71	495
JAKKS Pacific, Inc.*	15	295
Johnson Outdoors, Inc., Class A	11	615
Latham Group, Inc.*	79	292
Malibu Boats, Inc., Class A*	41	1,991
Marine Products Corp.	17	238
MasterCraft Boat Holdings, Inc.*	36	783
Smith & Wesson Brands, Inc.	93	1,092
Solo Brands, Inc., Class A*	45	252
Sturm Ruger & Co., Inc.	36	1,857
Topgolf Callaway Brands Corp.*	294	5,127
Vista Outdoor, Inc.*	115	3,364
		21,301
Life Sciences Tools & Services - 0.1%
Adaptive Biotechnologies Corp.*	232	1,571
Akoya Biosciences, Inc.*	37	192
BioLife Solutions, Inc.*	71	938
Codexis, Inc.*	136	237
CryoPort, Inc.*	87	1,227
Cytek Biosciences, Inc.*	247	1,877
Harvard Bioscience, Inc.*	80	353
MaxCyte, Inc.*	178	651
Mesa Laboratories, Inc.	11	1,577
NanoString Technologies, Inc.*	96	246
Nautilus Biotechnology, Inc., Class A*	103	333
OmniAb, Inc.*	190	1,102
Pacific Biosciences of California, Inc.*	514	5,798
Quanterix Corp.*	72	1,929
Quantum-Si, Inc.*	205	480
Seer, Inc., Class A*	120	315
SomaLogic, Inc.*	308	681
		19,507
Machinery - 0.5%
374Water, Inc.*	121	181
3D Systems Corp.*	260	1,641
Alamo Group, Inc.	21	3,605
Albany International Corp., Class A	64	5,934
Astec Industries, Inc.	46	2,522
Barnes Group, Inc.	100	3,930
Blue Bird Corp.*	36	787
Chart Industries, Inc.*	86	15,530
CIRCOR International, Inc.*	37	2,060
Columbus McKinnon Corp.	58	2,185
Commercial Vehicle Group, Inc.*	65	599
Desktop Metal, Inc., Class A*	572	1,030
Douglas Dynamics, Inc.	46	1,392
Energy Recovery, Inc.*	114	3,098
Enerpac Tool Group Corp.	117	3,065
EnPro Industries, Inc.	43	5,865
ESCO Technologies, Inc.	52	5,564
Federal Signal Corp.	122	7,436
Franklin Electric Co., Inc.	94	9,091
Gencor Industries, Inc.*	21	300
Gorman-Rupp Co. (The)	47	1,511

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Greenbrier Cos., Inc. (The)	64	2,724
Helios Technologies, Inc.	67	3,878
Hillenbrand, Inc.	141	6,830
Hillman Solutions Corp.*	352	3,186
Hyliion Holdings Corp.*	301	367
Hyster-Yale Materials Handling, Inc.	22	1,005
John Bean Technologies Corp.	65	7,144
Kadant, Inc.	24	5,274
Kennametal, Inc.	165	4,367
Lindsay Corp.	23	2,854
Luxfer Holdings plc	56	674
Manitowoc Co., Inc. (The)*	71	1,201
Mayville Engineering Co., Inc.*	23	270
Microvast Holdings, Inc.*	214	477
Miller Industries, Inc.	23	920
Mueller Industries, Inc.	114	8,796
Mueller Water Products, Inc., Class A	317	4,476
Nikola Corp.*	1,210	1,428
Omega Flex, Inc.	7	586
Park-Ohio Holdings Corp.	17	318
Proto Labs, Inc.*	54	1,593
REV Group, Inc.	65	883
Shyft Group, Inc. (The)	70	1,098
SPX Technologies, Inc.*	90	7,112
Standex International Corp.	24	3,687
Tennant Co.	38	3,132
Terex Corp.	137	8,303
Titan International, Inc.*	107	1,347
Trinity Industries, Inc.	166	4,162
Velo3D, Inc.*	181	286
Wabash National Corp.	97	2,187
Watts Water Technologies, Inc., Class A	56	10,571
		178,462
Marine Transportation - 0.0%(a)
Costamare, Inc.	99	1,021
Eagle Bulk Shipping, Inc.	28	1,225
Genco Shipping & Trading Ltd.	86	1,176
Golden Ocean Group Ltd.	251	1,835
Himalaya Shipping Ltd.*	56	278
Matson, Inc.	73	6,415
Pangaea Logistics Solutions Ltd.	74	417
Safe Bulkers, Inc.	144	462
		12,829
Media - 0.1%
Advantage Solutions, Inc.*	177	496
AMC Networks, Inc., Class A*	63	733
Boston Omaha Corp., Class A*	47	831
Cardlytics, Inc.*	69	1,150
Clear Channel Outdoor Holdings, Inc.*	756	1,096
Daily Journal Corp.*	3	884
Emerald Holding, Inc.*	32	135
Entravision Communications Corp., Class A	123	471
EW Scripps Co. (The), Class A*	121	924
Gambling.com Group Ltd.*	22	312
Gannett Co., Inc.*	294	856
Gray Television, Inc.	169	1,362
iHeartMedia, Inc., Class A*	209	754
Integral Ad Science Holding Corp.*	77	1,099
John Wiley & Sons, Inc., Class A	87	3,233
Magnite, Inc.*	273	2,252
PubMatic, Inc., Class A*	88	1,223
Quotient Technology, Inc.*	184	734
Scholastic Corp.	58	2,520
Sinclair, Inc.	72	909
Stagwell, Inc., Class A*	221	1,204
TechTarget, Inc.*	53	1,524
TEGNA, Inc.	457	7,554
Thryv Holdings, Inc.*	63	1,285
Townsquare Media, Inc., Class A	24	232
Urban One, Inc., Class A*	17	95
Urban One, Inc., Class D*	26	140
WideOpenWest, Inc.*	105	851
		34,859
Metals & Mining - 0.3%
5E Advanced Materials, Inc.*	80	205
Alpha Metallurgical Resources, Inc.	26	5,274
Arch Resources, Inc.	37	4,832
ATI, Inc.*	263	11,922
Caledonia Mining Corp. plc	33	341
Carpenter Technology Corp.	98	6,138
Century Aluminum Co.*	107	796
Coeur Mining, Inc.*	652	1,571
Commercial Metals Co.	239	13,453
Compass Minerals International, Inc.	70	2,110
Constellium SE, Class A*	258	4,644
Contango ORE, Inc.*	8	146
Dakota Gold Corp.*	110	317
Haynes International, Inc.	26	1,269
Hecla Mining Co.	1,225	5,378
i-80 Gold Corp.*	394	780
Ivanhoe Electric, Inc.*	114	1,782
Kaiser Aluminum Corp.	33	2,505
Materion Corp.	42	4,569
NioCorp Developments Ltd.*	4	15
Novagold Resources, Inc.*	493	2,031
Olympic Steel, Inc.	20	1,070
Perpetua Resources Corp.*	77	255
Piedmont Lithium, Inc.*	37	1,656
PolyMet Mining Corp.*	70	146
Ramaco Resources, Inc., Class A	46	361
Ramaco Resources, Inc., Class B	9	98
Ryerson Holding Corp.	46	1,432
Schnitzer Steel Industries, Inc., Class A	53	1,760
SunCoke Energy, Inc.	170	1,581
TimkenSteel Corp.*	89	1,950
Tredegar Corp.	54	272
Warrior Met Coal, Inc.	106	4,193
Worthington Industries, Inc.	63	4,742
		89,594
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AFC Gamma, Inc.	33	438
Angel Oak Mortgage REIT, Inc.	24	224
Apollo Commercial Real Estate Finance, Inc.	290	3,167
Arbor Realty Trust, Inc.	366	5,841
Ares Commercial Real Estate Corp.	106	1,097
ARMOUR Residential REIT, Inc.	400	1,964
Blackstone Mortgage Trust, Inc., Class A	351	7,729
BrightSpire Capital, Inc., Class A	263	1,831

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Chicago Atlantic Real Estate Finance, Inc.	33	499
Chimera Investment Corp.	475	2,874
Claros Mortgage Trust, Inc.	185	2,107
Dynex Capital, Inc.	110	1,426
Ellington Financial, Inc.	133	1,778
Franklin BSP Realty Trust, Inc.	170	2,404
Granite Point Mortgage Trust, Inc.	104	555
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	211	4,720
Invesco Mortgage Capital, Inc.	86	970
KKR Real Estate Finance Trust, Inc.	120	1,501
Ladder Capital Corp.	231	2,532
MFA Financial, Inc.	209	2,293
New York Mortgage Trust, Inc.	186	1,771
Nexpoint Real Estate Finance, Inc.	16	273
Orchid Island Capital, Inc.	80	767
PennyMac Mortgage Investment Trust	180	2,414
Ready Capital Corp.	327	3,571
Redwood Trust, Inc.	232	1,858
TPG RE Finance Trust, Inc.	141	1,060
Two Harbors Investment Corp.	198	2,726
		60,390
Multi-Utilities - 0.1%
Avista Corp.	154	5,127
Black Hills Corp.	136	7,480
NorthWestern Corp.	123	6,199
Unitil Corp.	33	1,611
		20,417
Office REITs - 0.1%
Brandywine Realty Trust, REIT	347	1,735
City Office REIT, Inc., REIT	80	403
Corporate Office Properties Trust, REIT	230	5,952
Douglas Emmett, Inc., REIT	347	4,744
Easterly Government Properties, Inc., Class A, REIT	189	2,527
Equity Commonwealth, REIT	214	4,073
Hudson Pacific Properties, Inc., REIT	282	1,920
JBG SMITH Properties, REIT	228	3,575
Office Properties Income Trust, REIT	98	725
Orion Office REIT, Inc., REIT	117	682
Paramount Group, Inc., REIT	377	1,938
Peakstone Realty Trust, REIT	57	1,120
Piedmont Office Realty Trust, Inc., Class A, REIT	252	1,731
Postal Realty Trust, Inc., Class A, REIT	38	548
SL Green Realty Corp., REIT	134	5,261
		36,934
Oil, Gas & Consumable Fuels - 0.7%
Amplify Energy Corp.*	74	484
Ardmore Shipping Corp.	84	1,045
Berry Corp.	156	1,337
California Resources Corp.	146	8,153
Callon Petroleum Co.*	125	4,904
Centrus Energy Corp., Class A*	25	1,186
Chord Energy Corp.	85	13,727
Civitas Resources, Inc.	141	11,593
Clean Energy Fuels Corp.*	346	1,474
CNX Resources Corp.*	333	7,443
Comstock Resources, Inc.	187	2,293
CONSOL Energy, Inc.	69	5,937
Crescent Energy Co., Class A	78	1,063
CVR Energy, Inc.	60	1,962
Delek US Holdings, Inc.	136	3,502
Denbury, Inc.*	103	9,433
DHT Holdings, Inc.	280	2,590
Dorian LPG Ltd.	65	1,677
Earthstone Energy, Inc., Class A*	116	2,364
Empire Petroleum Corp.*	21	184
Encore Energy Corp.*	289	743
Energy Fuels, Inc.*	320	2,282
Enviva, Inc.	64	589
Equitrans Midstream Corp.	891	8,554
Evolution Petroleum Corp.	64	541
Excelerate Energy, Inc., Class A	37	688
FLEX LNG Ltd.	61	1,847
Gevo, Inc.*	477	625
Golar LNG Ltd.	207	4,575
Granite Ridge Resources, Inc.	53	392
Green Plains, Inc.*	119	3,694
Gulfport Energy Corp.*	20	2,360
Hallador Energy Co.*	47	505
HighPeak Energy, Inc.	22	324
International Seaways, Inc.	83	3,567
Kinetik Holdings, Inc., Class A	35	1,229
Kosmos Energy Ltd.*	931	6,778
Magnolia Oil & Gas Corp., Class A	374	8,527
Matador Resources Co.	231	14,668
Murphy Oil Corp.	303	13,756
NACCO Industries, Inc., Class A	9	293
NextDecade Corp.*	62	376
Nordic American Tankers Ltd.	419	1,638
Northern Oil and Gas, Inc.	153	6,400
Overseas Shipholding Group, Inc., Class A*	118	519
Par Pacific Holdings, Inc.*	113	3,882
PBF Energy, Inc., Class A	237	11,113
Peabody Energy Corp.	254	5,481
Permian Resources Corp., Class A	518	7,345
PrimeEnergy Resources Corp.*	2	194
REX American Resources Corp.*	32	1,264
Riley Exploration Permian, Inc.	18	603
Ring Energy, Inc.*	244	461
SandRidge Energy, Inc.	65	1,039
Scorpio Tankers, Inc.	107	5,405
SFL Corp. Ltd.	235	2,655
SilverBow Resources, Inc.*	36	1,540
Sitio Royalties Corp.	165	4,191
SM Energy Co.	245	10,366
Talos Energy, Inc.*	228	3,926
Teekay Corp.*	136	872
Teekay Tankers Ltd., Class A	49	1,993
Tellurian, Inc.*	1,087	1,217
Uranium Energy Corp.*	750	3,240
VAALCO Energy, Inc.	220	911
Verde Clean Fuels, Inc.*	9	38
Vertex Energy, Inc.*	138	585
Vital Energy, Inc.*	34	2,050
Vitesse Energy, Inc.	51	1,185
W&T Offshore, Inc.*	200	816

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
World Kinect Corp.	126	2,759
		242,952
Paper & Forest Products - 0.0%(a)
Clearwater Paper Corp.*	34	1,302
Glatfelter Corp.*	90	180
Sylvamo Corp.	74	3,091
		4,573
Passenger Airlines - 0.1%
Allegiant Travel Co.	32	2,843
Blade Air Mobility, Inc.*	119	380
Frontier Group Holdings, Inc.*	78	490
Hawaiian Holdings, Inc.*	104	892
JetBlue Airways Corp.*	674	3,990
Joby Aviation, Inc.*	568	4,232
SkyWest, Inc.*	99	4,465
Spirit Airlines, Inc.	224	3,696
Sun Country Airlines Holdings, Inc.*	77	1,146
		22,134
Personal Care Products - 0.1%
Beauty Health Co. (The)*	167	1,029
BellRing Brands, Inc.*	273	11,329
Edgewell Personal Care Co.	104	4,010
elf Beauty, Inc.*	102	14,148
Herbalife Ltd.*	202	3,034
Inter Parfums, Inc.	37	5,170
Medifast, Inc.	22	1,855
Nature's Sunshine Products, Inc.*	27	454
Nu Skin Enterprises, Inc., Class A	102	2,437
Thorne HealthTech, Inc.*	29	294
USANA Health Sciences, Inc.*	23	1,479
Waldencast plc*	41	323
		45,562
Pharmaceuticals - 0.3%
Aclaris Therapeutics, Inc.*	142	1,062
Amneal Pharmaceuticals, Inc.*	248	1,014
Amphastar Pharmaceuticals, Inc.*	77	4,105
Amylyx Pharmaceuticals, Inc.*	104	2,242
ANI Pharmaceuticals, Inc.*	26	1,674
Arvinas, Inc.*	100	2,821
Assertio Holdings, Inc.*	181	594
Atea Pharmaceuticals, Inc.*	156	524
Axsome Therapeutics, Inc.*	67	5,414
Biote Corp., Class A*	29	143
Bright Green Corp.*	123	57
Cara Therapeutics, Inc.*	95	244
Cassava Sciences, Inc.*	81	1,699
Citius Pharmaceuticals, Inc.*	250	228
Collegium Pharmaceutical, Inc.*	71	1,663
Corcept Therapeutics, Inc.*	164	5,368
CorMedix, Inc.*	91	370
Cymabay Therapeutics, Inc.*	200	2,750
Edgewise Therapeutics, Inc.*	87	544
Enliven Therapeutics, Inc.*	48	750
Evolus, Inc.*	84	831
Eyenovia, Inc.*	57	108
EyePoint Pharmaceuticals, Inc.*	53	525
Harmony Biosciences Holdings, Inc.*	67	2,429
Harrow Health, Inc.*	53	804
Ikena Oncology, Inc.*	43	200
Innoviva, Inc.*	126	1,606
Intra-Cellular Therapies, Inc.*	191	10,604
Ligand Pharmaceuticals, Inc.*	34	2,236
Liquidia Corp.*	97	666
Longboard Pharmaceuticals, Inc.*	32	185
Marinus Pharmaceuticals, Inc.*	102	725
NGM Biopharmaceuticals, Inc.*	89	168
Nuvation Bio, Inc.*	297	487
Ocular Therapeutix, Inc.*	159	601
Omeros Corp.*	124	429
Optinose, Inc.*	149	177
Pacira BioSciences, Inc.*	93	3,283
Phathom Pharmaceuticals, Inc.*	50	720
Phibro Animal Health Corp., Class A	42	586
Pliant Therapeutics, Inc.*	115	1,941
Prestige Consumer Healthcare, Inc.*	102	5,950
Rain Oncology, Inc.*	35	37
Reata Pharmaceuticals, Inc., Class A*	58	9,802
Revance Therapeutics, Inc.*	170	2,997
Scilex Holding Co.*	249	715
scPharmaceuticals, Inc.*	59	453
SIGA Technologies, Inc.	94	431
Supernus Pharmaceuticals, Inc.*	100	3,184
Taro Pharmaceutical Industries Ltd.*	17	674
Tarsus Pharmaceuticals, Inc.*	48	840
Terns Pharmaceuticals, Inc.*	87	458
Theravance Biopharma, Inc.*	126	1,200
Theseus Pharmaceuticals, Inc.*	41	129
Third Harmonic Bio, Inc.*	40	243
Trevi Therapeutics, Inc.*	85	188
Ventyx Biosciences, Inc.*	95	3,183
Verrica Pharmaceuticals, Inc.*	43	196
WaVe Life Sciences Ltd.*	121	526
Xeris Biopharma Holdings, Inc.*	271	615
Zevra Therapeutics, Inc.*	71	360
		94,758
Professional Services - 0.4%
Alight, Inc., Class A*	812	6,204
ASGN, Inc.*	98	8,052
Asure Software, Inc.*	39	489
Barrett Business Services, Inc.	14	1,339
BlackSky Technology, Inc.*	241	328
CBIZ, Inc.*	98	5,499
Conduent, Inc.*	351	1,102
CRA International, Inc.	14	1,521
CSG Systems International, Inc.	64	3,476
ExlService Holdings, Inc.*	330	9,646
Exponent, Inc.	103	9,256
First Advantage Corp.	112	1,562
FiscalNote Holdings, Inc.*	127	281
Forrester Research, Inc.*	24	735
Franklin Covey Co.*	25	1,067
Heidrick & Struggles International, Inc.	40	1,060
HireQuest, Inc.	11	209
HireRight Holdings Corp.*	31	325
Huron Consulting Group, Inc.*	39	3,898
IBEX Holdings Ltd.*	22	430
ICF International, Inc.	38	5,132
Innodata, Inc.*	51	663
Insperity, Inc.	74	7,498
Kelly Services, Inc., Class A	67	1,239

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Kforce, Inc.	40	2,506
Korn Ferry	106	5,404
Legalzoom.com, Inc.*	212	2,419
Maximus, Inc.	124	10,022
Mistras Group, Inc.*	42	224
NV5 Global, Inc.*	28	2,850
Planet Labs PBC*	389	1,264
Resources Connection, Inc.	66	1,024
Skillsoft Corp.*	163	213
Sterling Check Corp.*	48	669
TriNet Group, Inc.*	77	8,542
TrueBlue, Inc.*	62	938
TTEC Holdings, Inc.	40	1,190
Upwork, Inc.*	252	3,732
Verra Mobility Corp., Class A*	285	5,070
Willdan Group, Inc.*	25	603
		117,681
Real Estate Management & Development - 0.1%
American Realty Investors, Inc.*	3	60
Anywhere Real Estate, Inc.*	220	1,443
Compass, Inc., Class A*	609	2,192
Cushman & Wakefield plc*	339	3,115
DigitalBridge Group, Inc.	330	5,748
Douglas Elliman, Inc.	165	414
eXp World Holdings, Inc.	141	2,710
Forestar Group, Inc.*	37	1,055
FRP Holdings, Inc.*	13	741
Kennedy-Wilson Holdings, Inc.	244	3,897
Marcus & Millichap, Inc.	49	1,632
Maui Land & Pineapple Co., Inc.*	15	207
Newmark Group, Inc., Class A	274	1,943
Opendoor Technologies, Inc.*	1,113	4,341
RE/MAX Holdings, Inc., Class A	36	583
Redfin Corp.*	217	2,066
RMR Group, Inc. (The), Class A	31	784
St Joe Co. (The)	70	4,322
Stratus Properties, Inc.	11	304
Tejon Ranch Co.*	43	717
Transcontinental Realty Investors, Inc.*	4	137
		38,411
Residential REITs - 0.1%
Apartment Investment and Management Co., Class A, REIT	303	2,306
BRT Apartments Corp., REIT	24	448
Centerspace, REIT	31	2,007
Clipper Realty, Inc., REIT	26	160
Elme Communities, REIT	179	2,753
Independence Realty Trust, Inc., REIT	460	7,742
NexPoint Residential Trust, Inc., REIT	46	1,727
UMH Properties, Inc., REIT	112	1,674
Veris Residential, Inc., REIT*	161	2,996
		21,813
Retail REITs - 0.2%
Acadia Realty Trust, REIT	191	2,844
Alexander's, Inc., REIT	4	767
CBL & Associates Properties, Inc., REIT	55	1,176
Getty Realty Corp., REIT	91	2,732
InvenTrust Properties Corp., REIT	139	3,324
Kite Realty Group Trust, REIT	444	10,021
Macerich Co. (The), REIT	441	5,155
Necessity Retail REIT, Inc. (The), Class A, REIT	274	2,055
NETSTREIT Corp., REIT	125	2,116
Phillips Edison & Co., Inc., REIT	241	8,160
Retail Opportunity Investments Corp., REIT	251	3,379
RPT Realty, REIT	175	1,985
Saul Centers, Inc., REIT	24	901
SITE Centers Corp., REIT	389	5,193
Tanger Factory Outlet Centers, Inc., REIT	208	4,836
Urban Edge Properties, REIT	234	3,828
Whitestone REIT, REIT	99	990
		59,462
Semiconductors & Semiconductor Equipment - 0.5%
ACM Research, Inc., Class A*	98	1,721
Aehr Test Systems*	53	2,704
Alpha & Omega Semiconductor Ltd.*	47	1,483
Ambarella, Inc.*	74	4,599
Amkor Technology, Inc.	209	5,844
Atomera, Inc.*	43	273
Axcelis Technologies, Inc.*	66	12,682
CEVA, Inc.*	47	1,091
Cohu, Inc.*	95	3,552
Credo Technology Group Holding Ltd.*	199	3,276
Diodes, Inc.*	92	7,530
FormFactor, Inc.*	157	5,545
Ichor Holdings Ltd.*	58	2,125
Impinj, Inc.*	47	3,129
indie Semiconductor, Inc., Class A*	281	1,883
inTEST Corp.*	22	385
Kulicke & Soffa Industries, Inc.	113	5,845
MACOM Technology Solutions Holdings, Inc.*	111	9,386
Maxeon Solar Technologies Ltd.*	51	804
MaxLinear, Inc., Class A*	152	3,572
Navitas Semiconductor Corp., Class A*	208	1,837
NVE Corp.	10	884
Onto Innovation, Inc.*	100	13,898
PDF Solutions, Inc.*	62	2,253
Photronics, Inc.*	125	2,970
Power Integrations, Inc.	116	9,746
Rambus, Inc.*	222	12,536
Semtech Corp.*	130	3,400
Silicon Laboratories, Inc.*	65	8,766
SiTime Corp.*	35	4,644
SkyWater Technology, Inc.*	36	241
SMART Global Holdings, Inc.*	99	2,557
Synaptics, Inc.*	81	7,091
Transphorm, Inc.*	55	150
Ultra Clean Holdings, Inc.*	91	3,200
Veeco Instruments, Inc.*	104	3,036
		154,638
Software - 0.8%
8x8, Inc.*	231	751
A10 Networks, Inc.	144	2,144
ACI Worldwide, Inc.*	221	5,366
Adeia, Inc.	218	2,193
Agilysys, Inc.*	41	2,892
Alarm.com Holdings, Inc.*	98	5,740

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Alkami Technology, Inc.*	81	1,411
Altair Engineering, Inc., Class A*	110	7,313
American Software, Inc., Class A	65	749
Amplitude, Inc., Class A*	138	1,612
Appfolio, Inc., Class A*	39	7,518
Appian Corp., Class A*	84	4,091
Applied Digital Corp.*	139	840
Asana, Inc., Class A*	162	3,481
Aurora Innovation, Inc.*	620	1,965
AvePoint, Inc.*	313	2,172
Bit Digital, Inc.*	147	345
Blackbaud, Inc.*	89	6,774
BlackLine, Inc.*	115	6,907
Box, Inc., Class A*	288	7,626
Braze, Inc., Class A*	70	3,238
C3.ai, Inc., Class A*	120	3,722
Cerence, Inc.*	82	2,140
Cipher Mining, Inc.*	85	271
Cleanspark, Inc.*	156	769
Clear Secure, Inc., Class A	170	3,696
CommVault Systems, Inc.*	91	6,216
Consensus Cloud Solutions, Inc.*	40	1,277
CoreCard Corp.*	15	319
Couchbase, Inc.*	69	1,180
CS Disco, Inc.*	46	437
CXApp, Inc.*	4	16
Digimarc Corp.*	29	949
Digital Turbine, Inc.*	193	1,720
Domo, Inc., Class B*	62	661
E2open Parent Holdings, Inc.*	407	1,966
Ebix, Inc.	54	902
eGain Corp.*	44	293
Enfusion, Inc., Class A*	52	444
EngageSmart, Inc.*	99	1,753
Envestnet, Inc.*	102	5,572
Everbridge, Inc.*	83	2,059
EverCommerce, Inc.*	48	507
Expensify, Inc., Class A*	113	485
Freshworks, Inc., Class A*	330	7,217
Instructure Holdings, Inc.*	40	1,036
Intapp, Inc.*	32	1,172
InterDigital, Inc.	55	4,769
Jamf Holding Corp.*	142	2,394
Kaltura, Inc.*	169	319
LivePerson, Inc.*	129	542
LiveRamp Holdings, Inc.*	130	4,204
LiveVox Holdings, Inc.*	45	145
Marathon Digital Holdings, Inc.*	343	4,312
Matterport, Inc.*	511	1,370
MeridianLink, Inc.*	54	956
MicroStrategy, Inc., Class A*	23	8,223
Mitek Systems, Inc.*	87	972
Model N, Inc.*	76	2,052
N-able, Inc.*	143	1,912
NextNav, Inc.*	110	475
Olo, Inc., Class A*	211	1,361
ON24, Inc.	67	460
OneSpan, Inc.*	82	1,005
PagerDuty, Inc.*	174	4,482
PowerSchool Holdings, Inc., Class A*	114	2,522
Progress Software Corp.	89	5,415
PROS Holdings, Inc.*	91	3,263
Q2 Holdings, Inc.*	116	3,992
Qualys, Inc.*	76	11,829
Rapid7, Inc.*	122	6,148
Red Violet, Inc.*	23	473
Rimini Street, Inc.*	99	240
Riot Platforms, Inc.*	326	3,700
Sapiens International Corp. NV	63	1,883
SEMrush Holdings, Inc., Class A*	64	605
SolarWinds Corp.*	104	1,108
SoundHound AI, Inc.*	285	718
SoundThinking, Inc.*	18	386
Sprinklr, Inc., Class A*	177	2,678
Sprout Social, Inc., Class A*	97	5,193
SPS Commerce, Inc.*	75	13,960
Tenable Holdings, Inc.*	233	10,571
Terawulf, Inc.*	103	215
Varonis Systems, Inc., Class B*	222	7,088
Verint Systems, Inc.*	129	4,178
Veritone, Inc.*	53	163
Viant Technology, Inc., Class A*	29	182
Weave Communications, Inc.*	67	684
Workiva, Inc., Class A*	100	11,185
Xperi, Inc.*	86	1,015
Yext, Inc.*	218	1,910
Zeta Global Holdings Corp., Class A*	274	2,228
Zuora, Inc., Class A*	252	2,296
		267,688
Specialized REITs - 0.1%
Farmland Partners, Inc., REIT	103	1,143
Four Corners Property Trust, Inc., REIT	177	4,453
Gladstone Land Corp., REIT	68	1,070
Outfront Media, Inc., REIT	301	3,416
PotlatchDeltic Corp., REIT	161	7,609
Safehold, Inc., REIT	61	1,298
Uniti Group, Inc., REIT	486	2,610
		21,599
Specialty Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	53	399
Aaron's Co., Inc. (The)	64	772
Abercrombie & Fitch Co., Class A*	100	5,375
Academy Sports & Outdoors, Inc.	152	8,295
American Eagle Outfitters, Inc.	373	6,326
America's Car-Mart, Inc.*	12	1,336
Arko Corp.	168	1,265
Asbury Automotive Group, Inc.*	44	10,120
BARK, Inc.*	223	357
Big 5 Sporting Goods Corp.	44	349
Boot Barn Holdings, Inc.*	61	5,597
Buckle, Inc. (The)	62	2,265
Build-A-Bear Workshop, Inc.	27	712
Caleres, Inc.	71	2,036
Camping World Holdings, Inc., Class A	85	2,102
CarParts.com, Inc.*	108	522
Carvana Co.*	196	9,869
Cato Corp. (The), Class A	35	271
Chico's FAS, Inc.*	249	1,277
Children's Place, Inc. (The)*	24	636
Designer Brands, Inc., Class A	101	1,062
Destination XL Group, Inc.*	119	543
Duluth Holdings, Inc., Class B*	28	178
Envela Corp.*	15	76
EVgo, Inc., Class A*	146	587

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Foot Locker, Inc.	167	3,277
Genesco, Inc.*	25	857
Group 1 Automotive, Inc.	28	7,404
GrowGeneration Corp.*	120	390
Guess?, Inc.	59	1,420
Haverty Furniture Cos., Inc.	30	939
Hibbett, Inc.	26	1,204
J Jill, Inc.*	9	226
Lands' End, Inc.*	31	239
Lazydays Holdings, Inc.*	26	306
Leslie's, Inc.*	362	2,266
MarineMax, Inc.*	44	1,464
Monro, Inc.	64	2,095
National Vision Holdings, Inc.*	158	2,893
ODP Corp. (The)*	70	3,452
OneWater Marine, Inc., Class A*	24	627
Overstock.com, Inc.*	92	2,402
PetMed Express, Inc.	42	473
Rent the Runway, Inc., Class A*	98	135
Revolve Group, Inc., Class A*	84	1,231
Sally Beauty Holdings, Inc.*	219	2,225
Shoe Carnival, Inc.	34	786
Signet Jewelers Ltd.	91	6,825
Sleep Number Corp.*	44	1,126
Sonic Automotive, Inc., Class A	32	1,706
Sportsman's Warehouse Holdings, Inc.*	77	370
Stitch Fix, Inc., Class A*	172	755
ThredUp, Inc., Class A*	146	581
Tile Shop Holdings, Inc.*	59	349
Tilly's, Inc., Class A*	46	414
Torrid Holdings, Inc.*	25	56
Upbound Group, Inc.	112	3,429
Urban Outfitters, Inc.*	130	4,317
Warby Parker, Inc., Class A*	173	2,078
Winmark Corp.	6	2,283
Zumiez, Inc.*	32	608
		123,535
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc.*	69	1,840
CompoSecure, Inc.*	34	213
Corsair Gaming, Inc.*	75	1,179
CPI Card Group, Inc.*	9	186
Eastman Kodak Co.*	116	519
Immersion Corp.	64	449
Intevac, Inc.*	52	180
IonQ, Inc.*	328	5,638
Super Micro Computer, Inc.*	95	26,133
Turtle Beach Corp.*	32	348
Xerox Holdings Corp.	234	3,718
		40,403
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc., Class A*	194	250
Figs, Inc., Class A*	261	1,613
Fossil Group, Inc.*	97	206
G-III Apparel Group Ltd.*	86	1,707
Hanesbrands, Inc.	718	3,769
Kontoor Brands, Inc.	113	5,174
Movado Group, Inc.	31	848
Oxford Industries, Inc.	31	3,131
Rocky Brands, Inc.	14	249
Steven Madden Ltd.	154	5,313
Vera Bradley, Inc.*	53	380
Wolverine World Wide, Inc.	158	1,277
		23,917
Tobacco - 0.0%(a)
Ispire Technology, Inc.*	6	60
Turning Point Brands, Inc.	35	862
Universal Corp.	49	2,333
Vector Group Ltd.	296	3,170
		6,425
Trading Companies & Distributors - 0.3%
Alta Equipment Group, Inc.	39	555
Applied Industrial Technologies, Inc.	79	12,195
Beacon Roofing Supply, Inc.*	100	7,985
BlueLinx Holdings, Inc.*	18	1,607
Boise Cascade Co.	81	8,859
Custom Truck One Source, Inc.*	116	778
Distribution Solutions Group, Inc.*	9	464
DXP Enterprises, Inc.*	29	1,032
EVI Industries, Inc.*	10	264
FTAI Aviation Ltd.	203	7,503
GATX Corp.	72	8,506
Global Industrial Co.	27	914
GMS, Inc.*	85	5,894
H&E Equipment Services, Inc.	66	2,991
Herc Holdings, Inc.	58	7,548
Hudson Technologies, Inc.*	89	1,073
Karat Packaging, Inc.	12	299
McGrath RentCorp	50	5,055
MRC Global, Inc.*	171	1,594
NOW, Inc.*	224	2,502
Rush Enterprises, Inc., Class A	128	5,280
Rush Enterprises, Inc., Class B	20	896
Textainer Group Holdings Ltd.	88	3,487
Titan Machinery, Inc.*	42	1,303
Transcat, Inc.*	15	1,529
Triton International Ltd.	111	9,314
Veritiv Corp.	27	4,545
Willis Lease Finance Corp.*	6	256
Xometry, Inc., Class A*	69	1,315
		105,543
Water Utilities - 0.1%
American States Water Co.	76	6,400
Artesian Resources Corp., Class A	17	785
Cadiz, Inc.*	83	333
California Water Service Group	114	5,729
Consolidated Water Co. Ltd., Class D	31	826
Global Water Resources, Inc.	23	256
Middlesex Water Co.	36	2,709
Pure Cycle Corp.*	40	440
SJW Group	63	4,143
York Water Co. (The)	29	1,181
		22,802
Wireless Telecommunication Services - 0.0%(a)
Gogo, Inc.*	135	1,532
Shenandoah Telecommunications Co.	99	2,251
Spok Holdings, Inc.	36	513
Telephone and Data Systems, Inc.	202	4,341
Tingo Group, Inc.*	249	321
		8,958
TOTAL COMMON STOCKS (Cost $4,118,317)		4,865,630

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(a)

Biotechnology - 0.0%(a)
Aduro Biotech, Inc., CVR*(c)(d)(e)	39	—
Chinook Therape, CVR*(c)(d)	118	—
Tobira Therapeutics, Inc., CVR*(c)(d)	10	—
TOTAL RIGHTS (Cost $99)		—

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $44)	44	44

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 84.0%

REPURCHASE AGREEMENTS(g) - 17.7%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $5,784,299
(Cost $5,783,451)	5,783,451	5,783,451

U.S. TREASURY OBLIGATIONS - 66.3%
U.S. Treasury Bills
5.33%, 11/2/2023(h) (Cost $21,701,610)	21,900,000	21,717,133

TOTAL SHORT-TERM INVESTMENTS (Cost $27,485,061)		27,500,584
Total Investments - 98.9% (Cost $31,603,521)		32,366,258
Other assets less liabilities - 1.1%		372,871
Net Assets - 100.0%		32,739,129

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Security fair valued as of August 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(d)	Illiquid security.
(e)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $0, collateralized in the form of cash with a value of $44 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(f)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $44.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h)	The rate shown was the current yield as of August 31, 2023.

Abbreviations
CVR	Contingent Value Rights - No defined expiration
REIT	Real Estate Investment Trust

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
E-Mini Euro Currency	59	9/18/2023	U.S. Dollar	$4,000,938	$(4,167)

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
242,152	3/6/2025	Morgan Stanley & Co. International plc	5.78%	iShares® MSCI Emerging Markets ETF	(5,152)
(2,208,753)	11/14/2024	Societe Generale	(5.68)%	S&P 500® Total Return Index	(201,431)
30,395	11/14/2024	Societe Generale	5.88%	Russell 2000® Total Return Index	(5,571)
950,598	3/6/2024	Societe Generale	5.28%	iShares® MSCI Emerging Markets ETF	83,180
3,315,030	11/14/2024	Societe Generale	6.03%	iShares® MSCI EAFE ETF	(10,667)
55,091	11/7/2024	UBS AG	5.33%	Russell 2000® Total Return Index	(332)
496,312	11/6/2023	UBS AG	5.13%	iShares® MSCI Emerging Markets ETF	(535,405)
1,223,238	4/8/2024	UBS AG	5.53%	iShares® MSCI EAFE ETF	491,978
4,104,063					(183,400)
				Total Unrealized Appreciation	575,158
				Total Unrealized Depreciation	(758,558)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 94.8%

Aerospace & Defense - 3.9%
Bombardier, Inc.
7.88%, 4/15/2027(a)	1,076,000	1,073,989
Rolls-Royce plc
5.75%, 10/15/2027(a)	436,000	423,262
Spirit AeroSystems, Inc.
7.50%, 4/15/2025(a)	480,000	475,082
TransDigm, Inc.
6.25%, 3/15/2026(a)	907,000	898,436
5.50%, 11/15/2027	1,441,000	1,367,314
Triumph Group, Inc.
9.00%, 3/15/2028(a)	435,000	436,210
		4,674,293
Automobile Components - 2.2%
Allison Transmission, Inc.
3.75%, 1/30/2031(a)	771,000	644,086
Clarios Global LP
8.50%, 5/15/2027(a)	737,000	744,420
Icahn Enterprises LP
6.25%, 5/15/2026	821,000	761,347
5.25%, 5/15/2027	69,000	60,547
Tenneco, Inc.
8.00%, 11/17/2028(a)	500,000	412,025
		2,622,425
Automobiles - 0.9%
Aston Martin Capital Holdings Ltd.
10.50%, 11/30/2025(a)	356,000	361,666
Ford Motor Co.
3.25%, 2/12/2032	912,000	711,857
		1,073,523
Broadline Retail - 0.3%
NMG Holding Co., Inc.
7.13%, 4/1/2026(a)	354,000	336,426

Building Products - 1.8%
Builders FirstSource, Inc.
4.25%, 2/1/2032(a)	255,000	216,784
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030(a)	809,000	795,854
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a)	425,000	408,069
Standard Industries, Inc.
4.38%, 7/15/2030(a)	542,000	464,272
3.38%, 1/15/2031(a)	374,000	298,267
		2,183,246
Capital Markets - 0.5%
Coinbase Global, Inc.
3.38%, 10/1/2028(a)	384,000	282,481
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	358,000	328,772
		611,253
Chemicals - 1.5%
Olympus Water US Holding Corp.
9.75%, 11/15/2028(a)	770,000	775,663
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	443,000	398,184
Tronox, Inc.
4.63%, 3/15/2029(a)	332,000	272,540
WR Grace Holdings LLC
5.63%, 8/15/2029(a)	370,000	312,909
		1,759,296
Commercial Services & Supplies - 3.4%
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	985,000	936,886
Aramark Services, Inc.
6.38%, 5/1/2025(a)	575,000	576,053
Madison IAQ LLC
5.88%, 6/30/2029(a)	410,000	344,993
Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)	865,000	804,977
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	883,000	866,516
Vericast Corp.
11.00%, 9/15/2026(a)	522,000	544,222
		4,073,647
Communications Equipment - 0.7%
CommScope, Inc.
6.00%, 3/1/2026(a)	700,000	636,169
4.75%, 9/1/2029(a)	214,000	159,033
		795,202
Construction & Engineering - 0.4%
Brand Industrial Services, Inc.
10.38%, 8/1/2030(a)	500,000	515,640

Consumer Finance - 0.6%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	725,000	675,165

Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos., Inc.
4.63%, 1/15/2027(a)	309,000	292,338
3.50%, 3/15/2029(a)	711,000	614,950
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	591,000	569,149
US Foods, Inc.
6.25%, 4/15/2025(a)	352,000	352,917
		1,829,354
Containers & Packaging - 3.5%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029(a)	424,000	344,690
Ardagh Packaging Finance plc
4.13%, 8/15/2026(a)	537,000	501,642
Ball Corp.
6.00%, 6/15/2029	543,000	534,913
2.88%, 8/15/2030	293,000	238,955
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030(a)	457,000	413,278
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026(a)	794,000	781,915
9.25%, 4/15/2027(a)	770,000	698,144

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(a)	330,000	296,532
Trivium Packaging Finance BV
5.50%, 8/15/2026(a)(b)	367,000	346,178
		4,156,247
Diversified REITs - 1.0%
Uniti Group LP
REIT, 10.50%, 2/15/2028(a)	843,000	841,123
REIT, 6.50%, 2/15/2029(a)	500,000	341,292
		1,182,415
Diversified Telecommunication Services - 6.4%
Altice France SA
5.13%, 7/15/2029(a)	929,000	656,692
5.50%, 10/15/2029(a)	827,000	595,041
CCO Holdings LLC
4.75%, 3/1/2030(a)	1,203,000	1,036,692
4.25%, 2/1/2031(a)	942,000	772,632
Frontier Communications Holdings LLC
5.00%, 5/1/2028(a)	990,000	848,273
8.75%, 5/15/2030(a)	179,000	173,970
Iliad Holding SASU
6.50%, 10/15/2026(a)	491,000	468,443
Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)	1,342,000	1,230,234
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	617,000	403,993
Virgin Media Secured Finance plc
5.50%, 5/15/2029(a)	553,000	505,218
Windstream Escrow LLC
7.75%, 8/15/2028(a)	511,000	414,217
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)(c)	719,000	538,726
6.13%, 3/1/2028(a)	146,000	94,908
		7,739,039
Electric Utilities - 1.9%
NRG Energy, Inc.
3.63%, 2/15/2031(a)	173,000	134,929
3.88%, 2/15/2032(a)	629,000	486,081
PG&E Corp.
5.00%, 7/1/2028	64,000	58,880
5.25%, 7/1/2030	672,000	598,241
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	782,000	752,811
5.00%, 7/31/2027(a)	306,000	287,796
		2,318,738
Electrical Equipment - 0.3%
Sensata Technologies BV
4.00%, 4/15/2029(a)	361,000	316,997

Energy Equipment & Services - 1.4%
Transocean, Inc.
8.75%, 2/15/2030(a)	429,400	439,283
Valaris Ltd.
8.38%, 4/30/2030(a)	476,000	484,830
Weatherford International Ltd.
8.63%, 4/30/2030(a)	691,000	706,886
		1,630,999
Entertainment - 0.5%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(a)	370,000	370,285
ROBLOX Corp.
3.88%, 5/1/2030(a)	360,000	297,002
		667,287
Financial Services - 2.3%
Block, Inc.
2.75%, 6/1/2026	633,000	575,636
Jefferies Finance LLC
5.00%, 8/15/2028(a)	316,000	269,823
Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)	394,000	350,660
MPH Acquisition Holdings LLC
5.75%, 11/1/2028(a)(c)	691,000	517,608
Rocket Mortgage LLC
3.88%, 3/1/2031(a)	1,238,000	1,009,923
		2,723,650
Food Products - 1.2%
Darling Ingredients, Inc.
6.00%, 6/15/2030(a)	534,000	521,646
Post Holdings, Inc.
5.50%, 12/15/2029(a)	500,000	462,887
4.63%, 4/15/2030(a)	548,000	485,536
		1,470,069
Ground Transportation - 1.1%
Hertz Corp. (The)
5.00%, 12/1/2029(a)	366,000	300,934
Uber Technologies, Inc.
8.00%, 11/1/2026(a)	722,000	735,130
4.50%, 8/15/2029(a)	314,000	287,512
		1,323,576
Health Care Equipment & Supplies - 2.1%
Avantor Funding, Inc.
4.63%, 7/15/2028(a)	521,000	483,635
Medline Borrower LP
3.88%, 4/1/2029(a)	1,294,000	1,126,118
5.25%, 10/1/2029(a)	1,090,000	967,987
		2,577,740
Health Care Providers & Services - 4.5%
Community Health Systems, Inc.
8.00%, 3/15/2026(a)	572,000	558,263
5.63%, 3/15/2027(a)	1,016,000	893,911
DaVita, Inc.
4.63%, 6/1/2030(a)	884,000	758,264
3.75%, 2/15/2031(a)	687,000	547,029
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	548,000	512,383
Select Medical Corp.
6.25%, 8/15/2026(a)	469,000	464,552
Tenet Healthcare Corp.
4.88%, 1/1/2026	1,002,000	969,478
6.13%, 10/1/2028	772,000	742,386
		5,446,266

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care REITs - 0.2%
MPT Operating Partnership LP
REIT, 3.50%, 3/15/2031	441,000	286,373

Health Care Technology - 0.4%
IQVIA, Inc.
5.00%, 5/15/2027(a)	460,000	442,794

Hotels, Restaurants & Leisure - 9.0%
1011778 BC ULC
3.88%, 1/15/2028(a)	806,000	733,040
4.00%, 10/15/2030(a)	942,000	797,738
Caesars Entertainment, Inc.
6.25%, 7/1/2025(a)	1,443,000	1,431,793
7.00%, 2/15/2030(a)	500,000	501,966
Carnival Corp.
5.75%, 3/1/2027(a)	1,143,000	1,073,830
4.00%, 8/1/2028(a)	1,042,000	932,316
CDI Escrow Issuer, Inc.
5.75%, 4/1/2030(a)	500,000	465,133
Cedar Fair LP
5.50%, 5/1/2025(a)	422,000	418,656
Fertitta Entertainment LLC
4.63%, 1/15/2029(a)	504,000	435,267
6.75%, 1/15/2030(a)	417,000	344,545
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031(a)	293,000	254,409
3.63%, 2/15/2032(a)	674,000	559,936
Mohegan Tribal Gaming Authority
8.00%, 2/1/2026(a)	363,000	338,044
NCL Corp. Ltd.
5.88%, 3/15/2026(a)	761,000	716,151
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027(a)	617,000	671,997
5.50%, 4/1/2028(a)	424,000	396,800
Yum! Brands, Inc.
3.63%, 3/15/2031	18,000	15,264
4.63%, 1/31/2032	862,000	771,280
		10,858,165
Independent Power and Renewable Electricity Producers - 1.1%
Calpine Corp.
4.50%, 2/15/2028(a)	673,000	623,701
5.13%, 3/15/2028(a)	305,000	277,788
Talen Energy Supply LLC
8.63%, 6/1/2030(a)	419,000	436,275
		1,337,764
Insurance - 2.0%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027(a)	272,000	257,100
6.75%, 4/15/2028(a)	755,000	743,838
HUB International Ltd.
7.25%, 6/15/2030(a)	738,000	747,162
NFP Corp.
6.88%, 8/15/2028(a)	728,000	641,603
		2,389,703
Machinery - 1.0%
Chart Industries, Inc.
7.50%, 1/1/2030(a)	596,000	610,619
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)	616,000	577,397
		1,188,016
Media - 9.7%
AMC Networks, Inc.
4.25%, 2/15/2029	440,000	280,667
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027(a)	658,000	589,161
7.50%, 6/1/2029(a)(c)	168,000	125,370
CMG Media Corp.
8.88%, 12/15/2027(a)	353,000	276,311
CSC Holdings LLC
5.75%, 1/15/2030(a)	1,261,000	694,578
4.63%, 12/1/2030(a)	325,000	170,042
Directv Financing LLC
5.88%, 8/15/2027(a)	1,419,000	1,257,210
DISH DBS Corp.
5.25%, 12/1/2026(a)	1,602,000	1,349,982
DISH Network Corp.
11.75%, 11/15/2027(a)	1,012,000	1,026,713
Gray Escrow II, Inc.
5.38%, 11/15/2031(a)	458,000	319,751
iHeartCommunications, Inc.
8.38%, 5/1/2027(c)	496,000	343,463
News Corp.
3.88%, 5/15/2029(a)	263,000	230,964
Nexstar Media, Inc.
5.63%, 7/15/2027(a)	503,000	472,803
4.75%, 11/1/2028(a)	552,000	484,402
Radiate Holdco LLC
6.50%, 9/15/2028(a)	343,000	185,233
Sirius XM Radio, Inc.
4.00%, 7/15/2028(a)	326,000	282,002
3.88%, 9/1/2031(a)	1,000,000	778,328
Stagwell Global LLC
5.63%, 8/15/2029(a)	356,000	297,309
TEGNA, Inc.
4.63%, 3/15/2028	735,000	656,561
5.00%, 9/15/2029	42,000	36,969
Univision Communications, Inc.
6.63%, 6/1/2027(a)	100,000	96,810
4.50%, 5/1/2029(a)	924,000	795,363
UPC Broadband Finco BV
4.88%, 7/15/2031(a)	474,000	391,216
VZ Secured Financing BV
5.00%, 1/15/2032(a)	598,000	487,525
		11,628,733
Metals & Mining - 1.3%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)	638,000	621,134
8.63%, 6/1/2031(a)	399,000	406,309

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Novelis Corp.
4.75%, 1/30/2030(a)	624,000	558,399
		1,585,842
Oil, Gas & Consumable Fuels - 7.6%
CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	328,000	324,720
Civitas Resources, Inc.
8.38%, 7/1/2028(a)	500,000	516,250
8.75%, 7/1/2031(a)	481,000	496,776
Comstock Resources, Inc.
6.75%, 3/1/2029(a)	449,000	420,075
CQP Holdco LP
5.50%, 6/15/2031(a)	600,000	547,272
DT Midstream, Inc.
4.38%, 6/15/2031(a)	873,000	755,756
EnLink Midstream LLC
6.50%, 9/1/2030(a)	231,000	231,593
EQM Midstream Partners LP
4.75%, 1/15/2031(a)	407,000	359,667
ITT Holdings LLC
6.50%, 8/1/2029(a)	509,000	459,372
Kinetik Holdings LP
5.88%, 6/15/2030(a)	410,000	396,486
New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	423,000	408,820
6.50%, 9/30/2026(a)	637,000	591,557
NGL Energy Operating LLC
7.50%, 2/1/2026(a)	762,000	757,257
Southwestern Energy Co.
5.38%, 3/15/2030	540,000	504,745
4.75%, 2/1/2032	340,000	301,173
Tullow Oil plc
10.25%, 5/15/2026(a)	626,000	515,849
Venture Global LNG, Inc.
8.13%, 6/1/2028(a)	700,000	706,103
8.38%, 6/1/2031(a)	906,000	913,813
		9,207,284
Passenger Airlines - 4.0%
Air Canada
3.88%, 8/15/2026(a)	601,000	554,998
American Airlines, Inc.
5.50%, 4/20/2026(a)	1,245,750	1,222,316
5.75%, 4/20/2029(a)	967,000	924,670
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	418,000	386,829
United Airlines, Inc.
4.38%, 4/15/2026(a)	321,000	302,312
4.63%, 4/15/2029(a)	1,116,000	992,247
VistaJet Malta Finance plc
6.38%, 2/1/2030(a)	496,000	406,361
		4,789,733
Pharmaceuticals - 2.0%
Bausch Health Cos., Inc.
4.88%, 6/1/2028(a)	565,000	335,273
11.00%, 9/30/2028(a)	544,000	388,382
Organon & Co.
4.13%, 4/30/2028(a)	1,908,000	1,726,550
5.13%, 4/30/2031(a)	3,000	2,555
		2,452,760
Real Estate Management & Development - 0.2%
Realogy Group LLC
5.25%, 4/15/2030(a)(c)	284,000	197,129

Software - 4.7%
AthenaHealth Group, Inc.
6.50%, 2/15/2030(a)(c)	914,000	793,842
Cloud Software Group, Inc.
6.50%, 3/31/2029(a)	1,565,000	1,399,818
9.00%, 9/30/2029(a)	988,000	882,138
McAfee Corp.
7.38%, 2/15/2030(a)	716,000	626,074
NCR Corp.
5.13%, 4/15/2029(a)	476,000	432,972
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	975,000	938,683
Veritas US, Inc.
7.50%, 9/1/2025(a)	764,000	626,031
		5,699,558
Specialized REITs - 1.5%
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030(a)	117,000	105,432
REIT, 4.50%, 2/15/2031(a)	700,000	601,325
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	26,000	24,039
REIT, 3.13%, 2/1/2029	1,297,000	1,109,279
		1,840,075
Specialty Retail - 2.8%
Carvana Co.
10.25%, 5/1/2030(a)	1,186,000	919,393
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)	415,000	359,890
Michaels Cos., Inc. (The)
7.88%, 5/1/2029(a)	423,000	293,224
PetSmart, Inc.
4.75%, 2/15/2028(a)	752,000	674,547
7.75%, 2/15/2029(a)	182,000	173,859
Staples, Inc.
7.50%, 4/15/2026(a)	647,000	535,335
10.75%, 4/15/2027(a)	760,000	412,399
		3,368,647
Trading Companies & Distributors - 2.6%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/2028(a)	363,000	337,207
H&E Equipment Services, Inc.
3.88%, 12/15/2028(a)	410,000	357,985
Herc Holdings, Inc.
5.50%, 7/15/2027(a)	420,000	403,129
Imola Merger Corp.
4.75%, 5/15/2029(a)	603,000	535,734

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
3.88%, 2/15/2031	500,000	427,651
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	323,000	324,434
7.25%, 6/15/2028(a)	728,000	738,433
		3,124,573
Wireless Telecommunication Services - 0.8%
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)	861,000	704,387
4.75%, 7/15/2031(a)	248,000	207,101
		911,488
TOTAL CORPORATE BONDS (Cost $123,190,412)		114,011,130

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.7%

INVESTMENT COMPANIES - 1.7%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $2,061,340)	2,061,340	2,061,340

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.8%

REPURCHASE AGREEMENTS(e) - 2.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $3,352,021
(Cost $3,351,529)	3,351,529	3,351,529

Total Investments - 99.3% (Cost $128,603,281)		119,423,999
Other assets less liabilities - 0.7%		861,881
Net Assets - 100.0%		120,285,880

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2023.
(c)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $1,969,049, collateralized in the form of cash with a value of $2,061,340 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $2,061,340.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	315	12/19/2023	U.S. Dollar	$34,974,844	$(315,581)
U.S. Treasury 2 Year Note	149	12/29/2023	U.S. Dollar	30,366,899	(68,936)
U.S. Treasury 5 Year Note	446	12/29/2023	U.S. Dollar	47,687,156	(286,494)
					$(671,011)

Inflation Expectations ETF
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.3%

REPURCHASE AGREEMENTS(a) - 92.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $31,435,643
(Cost $31,431,035)	31,431,035	31,431,035

Total Investments - 92.3% (Cost $31,431,035)		31,431,035
Other assets less liabilities - 7.7%		2,609,615
Net Assets - 100.0%		34,040,650

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Inflation Expectations ETF
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
16,947,268	12/7/2023	Citibank NA	5.07%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)[c]	(760,420)
21,168,474	12/7/2023	Citibank NA	4.98%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[c]	673,189
17,111,372	11/6/2023	Societe Generale	5.42%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)[c]	(2,390,501)
28,984,211	11/6/2023	Societe Generale	4.87%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[c]	3,102,366
84,211,325					624,634
				Total Unrealized Appreciation	3,775,555
				Total Unrealized Depreciation	(3,150,921)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/resources/FTSE_30_Year_TIPS_August.pdf.

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 94.0%

Aerospace & Defense - 1.1%
Lockheed Martin Corp.
4.07%, 12/15/2042	371,000	321,938
RTX Corp.
4.50%, 6/1/2042	3,359,000	2,930,998
		3,252,936
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
6.20%, 1/15/2038	1,092,000	1,219,460

Automobiles - 1.4%
General Motors Co.
6.25%, 10/2/2043	2,057,000	1,934,826
5.20%, 4/1/2045	293,000	242,223
Mercedes-Benz Finance North America LLC
8.50%, 1/18/2031	1,375,000	1,678,276
		3,855,325
Banks - 24.5%
Banco Santander SA
3.31%, 6/27/2029	210,000	185,950
3.49%, 5/28/2030	1,696,000	1,470,151
Bank of America Corp.
6.11%, 1/29/2037	511,000	529,598
7.75%, 5/14/2038	1,988,000	2,343,102
5.88%, 2/7/2042	3,576,000	3,704,740
5.00%, 1/21/2044	500,000	475,785
Bank of America NA
6.00%, 10/15/2036	706,000	741,642
Bank of Nova Scotia (The)
4.85%, 2/1/2030	900,000	871,356
Barclays plc
5.25%, 8/17/2045	2,760,000	2,475,311
Citigroup, Inc.
6.63%, 6/15/2032	1,001,000	1,045,351
6.68%, 9/13/2043	3,130,000	3,287,141
4.75%, 5/18/2046	2,077,000	1,742,887
Cooperatieve Rabobank UA
5.25%, 5/24/2041	288,000	293,399
5.75%, 12/1/2043	2,921,000	2,864,093
5.25%, 8/4/2045	240,000	219,340
Fifth Third Bancorp
8.25%, 3/1/2038	987,000	1,114,835
HSBC Holdings plc
4.95%, 3/31/2030	1,223,000	1,177,162
6.50%, 5/2/2036	814,000	828,487
6.50%, 9/15/2037	3,144,000	3,225,634
5.25%, 3/14/2044	621,000	545,894
ING Groep NV
4.05%, 4/9/2029	818,000	759,900
JPMorgan Chase & Co.
6.40%, 5/15/2038	1,840,000	2,027,576
5.50%, 10/15/2040	5,834,000	5,895,874
4.85%, 2/1/2044	364,000	342,791
4.95%, 6/1/2045	5,000	4,598
Lloyds Banking Group plc
4.34%, 1/9/2048	1,500,000	1,120,802
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/2029	2,619,000	2,423,301
3.20%, 7/18/2029	642,000	567,340
2.05%, 7/17/2030	998,000	803,235
3.75%, 7/18/2039	1,891,000	1,564,188
Mizuho Financial Group, Inc.
2.56%, 9/13/2031	982,000	763,650
Royal Bank of Canada
2.30%, 11/3/2031	3,073,000	2,472,688
3.88%, 5/4/2032	370,000	336,117
5.00%, 2/1/2033	550,000	533,391
Sumitomo Mitsui Financial Group, Inc.
3.04%, 7/16/2029	1,723,000	1,504,249
5.71%, 1/13/2030	1,560,000	1,568,755
2.75%, 1/15/2030	1,261,000	1,072,718
2.13%, 7/8/2030	1,902,000	1,533,600
2.22%, 9/17/2031	116,000	91,647
5.77%, 1/13/2033	1,121,000	1,137,545
6.18%, 7/13/2043	1,021,000	1,026,550
Toronto-Dominion Bank (The)
3.20%, 3/10/2032	2,132,000	1,818,052
4.46%, 6/8/2032	673,000	627,143
Wells Fargo & Co.
5.61%, 1/15/2044	4,318,000	4,066,163
3.90%, 5/1/2045	1,003,000	785,484
4.90%, 11/17/2045	2,334,000	2,004,612
Wells Fargo Bank NA
6.60%, 1/15/2038	976,000	1,033,027
Westpac Banking Corp.
2.15%, 6/3/2031	781,000	640,717
2.96%, 11/16/2040	556,000	361,492
3.13%, 11/18/2041	2,572,000	1,679,002
		69,708,065
Beverages - 3.6%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	1,401,000	1,337,178
Coca-Cola Co. (The)
2.13%, 9/6/2029	2,275,000	1,987,114
3.45%, 3/25/2030	952,000	885,675
1.65%, 6/1/2030	2,943,000	2,425,880
1.38%, 3/15/2031	12,000	9,474
2.25%, 1/5/2032	2,043,000	1,715,317
2.50%, 6/1/2040	802,000	580,009
3.00%, 3/5/2051	922,000	666,394
2.50%, 3/15/2051	194,000	125,527
Molson Coors Beverage Co.
5.00%, 5/1/2042	517,000	467,618
		10,200,186
Biotechnology - 0.7%
AbbVie, Inc.
4.40%, 11/6/2042	2,373,000	2,074,041

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Capital Markets - 6.9%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	14,000	14,894
6.75%, 10/1/2037	342,000	362,754
6.25%, 2/1/2041	5,160,000	5,448,810
5.15%, 5/22/2045	2,830,000	2,609,391
Jefferies Financial Group, Inc.
4.15%, 1/23/2030	1,130,000	1,018,009
Morgan Stanley
6.38%, 7/24/2042	980,000	1,078,329
4.30%, 1/27/2045	500,000	424,965
4.38%, 1/22/2047	5,149,000	4,406,462
Nomura Holdings, Inc.
3.10%, 1/16/2030	1,160,000	983,757
2.68%, 7/16/2030	1,161,000	941,572
2.61%, 7/14/2031	952,000	747,574
UBS Group AG
4.88%, 5/15/2045	1,802,000	1,603,174
		19,639,691
Communications Equipment - 1.4%
Cisco Systems, Inc.
5.90%, 2/15/2039	3,610,000	3,915,968

Consumer Finance - 1.6%
Ally Financial, Inc.
8.00%, 11/1/2031	1,958,000	2,036,274
American Express Co.
4.05%, 12/3/2042	997,000	846,463
John Deere Capital Corp.
4.70%, 6/10/2030	725,000	716,110
Toyota Motor Credit Corp.
3.38%, 4/1/2030	995,000	905,536
		4,504,383
Consumer Staples Distribution & Retail - 1.0%
Target Corp.
4.00%, 7/1/2042	948,000	823,696
Walmart, Inc.
5.25%, 9/1/2035	3,000	3,139
6.50%, 8/15/2037	1,783,000	2,056,690
		2,883,525
Diversified Telecommunication Services - 5.0%
Sprint Capital Corp.
8.75%, 3/15/2032	1,594,000	1,899,822
Telefonica Emisiones SA
7.05%, 6/20/2036	1,896,000	2,020,999
5.21%, 3/8/2047	3,054,000	2,551,934
Verizon Communications, Inc.
4.50%, 8/10/2033	1,273,000	1,176,857
5.25%, 3/16/2037	2,555,000	2,490,296
4.81%, 3/15/2039	500,000	454,285
4.86%, 8/21/2046	5,000	4,401
4.52%, 9/15/2048	4,320,000	3,605,956
		14,204,550
Electric Utilities - 0.6%
Duke Energy Florida LLC
6.40%, 6/15/2038	972,000	1,046,737
Georgia Power Co.
4.30%, 3/15/2042	867,000	724,110
		1,770,847
Electrical Equipment - 0.1%
Eaton Corp.
4.15%, 11/2/2042	419,000	363,907

Energy Equipment & Services - 0.8%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	1,130,000	1,068,012
Halliburton Co.
7.45%, 9/15/2039	929,000	1,081,326
		2,149,338
Entertainment - 1.8%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044	500,000	421,622
Walt Disney Co. (The)
3.80%, 3/22/2030(a)	1,030,000	964,801
2.65%, 1/13/2031	3,085,000	2,644,857
6.65%, 11/15/2037	1,067,000	1,202,566
		5,233,846
Financial Services - 3.3%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	1,132,000	1,060,986
Shell International Finance BV
4.13%, 5/11/2035	1,907,000	1,740,498
6.38%, 12/15/2038	1,620,000	1,784,469
4.55%, 8/12/2043	903,000	816,660
4.00%, 5/10/2046	1,285,000	1,056,987
3.75%, 9/12/2046	3,741,000	2,944,200
		9,403,800
Food Products - 0.9%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	1,478,000	1,350,716
Unilever Capital Corp.
5.90%, 11/15/2032	1,100,000	1,195,175
		2,545,891
Health Care Equipment & Supplies - 1.0%
Medtronic, Inc.
4.38%, 3/15/2035	848,000	803,177
4.63%, 3/15/2045	2,226,000	2,091,092
		2,894,269
Health Care Providers & Services - 2.4%
Ascension Health
3.95%, 11/15/2046	1,268,000	1,033,227
Elevance Health, Inc.
4.65%, 1/15/2043	697,000	619,648
UnitedHealth Group, Inc.
2.00%, 5/15/2030	1,705,000	1,420,852
4.63%, 7/15/2035	1,366,000	1,322,611
6.88%, 2/15/2038	1,670,000	1,943,605
4.75%, 7/15/2045	500,000	463,895
		6,803,838
Household Products - 1.5%
Procter & Gamble Co. (The)
3.00%, 3/25/2030	2,238,000	2,045,607
1.20%, 10/29/2030	1,799,000	1,438,485

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
1.95%, 4/23/2031	812,000	680,937
		4,165,029
Industrial Conglomerates - 0.8%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	1,256,000	1,163,862
General Electric Co.
6.75%, 3/15/2032	948,000	1,056,792
		2,220,654
Insurance - 1.2%
MetLife, Inc.
4.88%, 11/13/2043	2,693,000	2,457,836
4.05%, 3/1/2045	272,000	222,403
Prudential Funding Asia plc
3.13%, 4/14/2030	704,000	620,588
		3,300,827
IT Services - 2.4%
International Business Machines Corp.
3.50%, 5/15/2029	153,000	141,101
4.15%, 5/15/2039	3,025,000	2,599,151
4.25%, 5/15/2049	5,028,000	4,154,386
		6,894,638
Machinery - 0.5%
Caterpillar, Inc.
3.80%, 8/15/2042	1,691,000	1,433,805

Media - 2.9%
Comcast Corp.
4.25%, 1/15/2033	1,599,000	1,501,829
Paramount Global
6.88%, 4/30/2036	856,000	824,499
4.38%, 3/15/2043	1,484,000	1,023,618
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033	1,440,000	1,604,974
Time Warner Cable LLC
6.55%, 5/1/2037	3,000	2,852
7.30%, 7/1/2038	1,280,000	1,295,032
6.75%, 6/15/2039	1,976,000	1,912,559
		8,165,363
Metals & Mining - 3.4%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	3,138,000	3,034,022
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	978,000	961,026
Southern Copper Corp.
6.75%, 4/16/2040	2,435,000	2,649,200
5.25%, 11/8/2042	500,000	460,427
5.88%, 4/23/2045	200,000	196,850
Vale Overseas Ltd.
6.88%, 11/21/2036	2,092,000	2,180,619
6.88%, 11/10/2039	100,000	104,385
		9,586,529
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,603,000	1,678,473

Oil, Gas & Consumable Fuels - 6.5%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	1,167,000	1,176,454
CNOOC Petroleum North America ULC
6.40%, 5/15/2037	1,233,000	1,323,150
ConocoPhillips Co.
6.95%, 4/15/2029	2,327,000	2,560,082
Ecopetrol SA
5.88%, 5/28/2045	1,813,000	1,276,310
Hess Corp.
5.60%, 2/15/2041	927,000	871,868
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	1,375,000	1,473,013
Kinder Morgan, Inc.
7.75%, 1/15/2032	623,000	696,485
Occidental Petroleum Corp.
6.45%, 9/15/2036	1,761,000	1,800,534
Phillips 66
5.88%, 5/1/2042	1,461,000	1,490,334
Suncor Energy, Inc.
6.50%, 6/15/2038	1,209,000	1,238,565
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	2,004,000	2,037,215
7.63%, 1/15/2039	2,000	2,265
Valero Energy Corp.
6.63%, 6/15/2037	1,309,000	1,394,023
Williams Cos., Inc. (The)
6.30%, 4/15/2040	1,056,000	1,081,872
		18,422,170
Pharmaceuticals - 6.2%
AstraZeneca plc
6.45%, 9/15/2037	492,000	553,725
4.00%, 9/18/2042	4,751,000	4,091,895
4.38%, 11/16/2045	50,000	44,524
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	2,541,000	2,892,755
Johnson & Johnson
5.95%, 8/15/2037	799,000	885,612
Merck & Co., Inc.
4.15%, 5/18/2043	228,000	202,297
Novartis Capital Corp.
4.40%, 5/6/2044	1,848,000	1,710,077
Pfizer, Inc.
4.00%, 12/15/2036	2,959,000	2,685,939
7.20%, 3/15/2039	3,806,000	4,601,993
4.13%, 12/15/2046	6,000	5,194
		17,674,011
Software - 1.4%
Oracle Corp.
6.50%, 4/15/2038	2,739,000	2,891,283
6.13%, 7/8/2039	255,000	259,033
5.38%, 7/15/2040	934,000	870,842
		4,021,158
Specialty Retail - 0.9%
Home Depot, Inc. (The)
5.88%, 12/16/2036	2,420,000	2,597,354

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.
3.85%, 5/4/2043	321,000	278,433
4.45%, 5/6/2044	20,000	19,027
3.45%, 2/9/2045	6,309,000	5,121,133
4.38%, 5/13/2045	765,000	704,482
HP, Inc.
6.00%, 9/15/2041	1,236,000	1,220,919
		7,343,994
Tobacco - 1.4%
Altria Group, Inc.
5.38%, 1/31/2044(a)	1,805,000	1,676,136
Philip Morris International, Inc.
6.38%, 5/16/2038	1,634,000	1,756,262
4.25%, 11/10/2044	604,000	490,249
		3,922,647
Wireless Telecommunication Services - 3.2%
America Movil SAB de CV
6.13%, 3/30/2040	1,659,000	1,732,713
4.38%, 7/16/2042	1,061,000	907,174
Telefonica Europe BV
8.25%, 9/15/2030	1,186,000	1,354,288
Vodafone Group plc
6.15%, 2/27/2037	2,846,000	2,917,321
4.88%, 6/19/2049	50,000	42,401
4.25%, 9/17/2050	2,736,000	2,106,737
		9,060,634
TOTAL CORPORATE BONDS (Cost $271,943,758)		267,111,152

ASSET-BACKED SECURITIES - 0.4%

United Airlines Pass-Through Trust
Series 2023-1, Class A, 5.80%, 1/15/2036 (Cost $1,243,077)	1,223,000	1,219,198

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 0.8%

INVESTMENT COMPANIES - 0.8%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $2,282,250)	2,282,250	2,282,250

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.7%

REPURCHASE AGREEMENTS(c) - 0.7%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $1,881,566
(Cost $1,881,290)	1,881,290	1,881,290

Total Investments - 95.9% (Cost $277,350,375)		272,493,890
Other assets less liabilities - 4.1%		11,667,806
Net Assets - 100.0%		284,161,696

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $1,769,806, collateralized in the form of cash with a value of $2,282,250 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $2,282,250.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	700	12/19/2023	U.S. Dollar	$77,721,875	$(652,953)
U.S. Treasury Long Bond	1,436	12/19/2023	U.S. Dollar	174,743,250	(2,279,123)
U.S. Treasury Ultra Bond	111	12/19/2023	U.S. Dollar	14,371,031	(230,023)
					$(3,162,099)

K-1 Free Crude Oil Strategy ETF
Consolidated Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 80.3%

REPURCHASE AGREEMENTS(a) - 80.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $92,664,229
(Cost $92,650,648)	92,650,648	92,650,648

Total Investments - 80.3% (Cost $92,650,648)		92,650,648
Other assets less liabilities - 19.7%		22,740,183
Net Assets - 100.0%		115,390,831

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

K-1 Free Crude Oil Strategy ETF
Consolidated Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
WTI Crude Oil	457	10/20/2023	U.S. Dollar	$37,912,720	$1,426,402
WTI Crude Oil	471	11/20/2023	U.S. Dollar	38,744,460	2,834,017
WTI Crude Oil	488	5/21/2024	U.S. Dollar	38,473,920	2,632,482
					$6,892,901

Large Cap Core Plus
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.0%

Aerospace & Defense - 2.3%
Boeing Co. (The)*	9,168	2,053,907
Howmet Aerospace, Inc.	25,937	1,283,103
Huntington Ingalls Industries, Inc.	5,242	1,154,918
Lockheed Martin Corp.	4,015	1,800,125
Northrop Grumman Corp.	3,327	1,440,890
RTX Corp.	1,640	141,106
Textron, Inc.	16,265	1,263,953
		9,138,002
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	12,596	1,139,056

Automobile Components - 0.4%
Aptiv plc*	6,371	646,338
BorgWarner, Inc.	22,159	902,979
		1,549,317
Automobiles - 1.7%
Ford Motor Co.	69,065	837,758
General Motors Co.	42,523	1,424,946
Tesla, Inc.*	16,889	4,358,713
		6,621,417
Banks - 2.7%
Bank of America Corp.	43,854	1,257,294
Citigroup, Inc.	23,630	975,683
Citizens Financial Group, Inc.	31,550	887,501
Comerica, Inc.	14,316	688,743
Fifth Third Bancorp	37,446	994,191
Huntington Bancshares, Inc.	77,040	854,374
JPMorgan Chase & Co.	15,178	2,220,997
M&T Bank Corp.	9,229	1,154,086
Regions Financial Corp.	6,978	127,977
Truist Financial Corp.	12,326	376,559
Wells Fargo & Co.	10,694	441,555
Zions Bancorp NA(b)	22,884	812,382
		10,791,342
Beverages - 1.0%
Coca-Cola Co. (The)	14,259	853,116
Molson Coors Beverage Co., Class B	11,605	736,801
Monster Beverage Corp.*	25,787	1,480,432
PepsiCo, Inc.	5,143	915,043
		3,985,392
Biotechnology - 1.6%
AbbVie, Inc.	14,167	2,081,982
Biogen, Inc.*	2,953	789,514
Gilead Sciences, Inc.	17,974	1,374,652
Incyte Corp.*	15,566	1,004,474
Vertex Pharmaceuticals, Inc.*	3,425	1,193,064
		6,443,686
Broadline Retail - 2.2%
Amazon.com, Inc.*	61,814	8,530,950
eBay, Inc.	9,409	421,335
		8,952,285
Building Products - 0.5%
Allegion plc	3,879	441,469
Trane Technologies plc	7,478	1,534,934
		1,976,403
Capital Markets - 2.7%
Ameriprise Financial, Inc.	1,855	626,211
Bank of New York Mellon Corp. (The)	23,438	1,051,663
Charles Schwab Corp. (The)	2,664	157,575
CME Group, Inc.	8,010	1,623,467
FactSet Research Systems, Inc.	1,592	694,765
Franklin Resources, Inc.	35,743	955,768
Goldman Sachs Group, Inc. (The)	2,500	819,275
Invesco Ltd.	37,136	591,205
MarketAxess Holdings, Inc.	4,800	1,156,464
MSCI, Inc., Class A	1,203	653,975
Nasdaq, Inc.	25,202	1,322,601
State Street Corp.	16,286	1,119,499
		10,772,468
Chemicals - 1.4%
Air Products and Chemicals, Inc.	4,701	1,389,098
Albemarle Corp.	6,822	1,355,600
Celanese Corp.	6,202	783,685
Eastman Chemical Co.	14,533	1,235,450
Linde plc	889	344,078
PPG Industries, Inc.	3,381	479,291
		5,587,202
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	8,654	1,247,301
Rollins, Inc.	5,666	224,204
		1,471,505
Communications Equipment - 1.1%
Arista Networks, Inc.*	6,620	1,292,423
Cisco Systems, Inc.	21,894	1,255,621
Juniper Networks, Inc.	33,620	979,014
Motorola Solutions, Inc.	2,627	744,938
		4,271,996
Consumer Finance - 0.3%
Capital One Financial Corp.	6,775	693,692
Synchrony Financial	12,027	388,232
		1,081,924
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	1,312	720,655
Kroger Co. (The)	26,494	1,229,057
Sysco Corp.	10,172	708,480
Target Corp.	6,035	763,729
Walgreens Boots Alliance, Inc.	38,708	979,700
Walmart, Inc.	4,251	691,255
		5,092,876
Containers & Packaging - 0.8%
International Paper Co.	30,211	1,054,968
Packaging Corp. of America	5,771	860,456
Westrock Co.	33,753	1,104,061
		3,019,485
Distributors - 0.4%
Genuine Parts Co.	5,458	839,058
LKQ Corp.	12,084	634,773
		1,473,831
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	41,464	613,252
Verizon Communications, Inc.	8,261	288,970
		902,222
Electric Utilities - 1.8%
Alliant Energy Corp.	16,699	837,789
Edison International	16,275	1,120,534
Entergy Corp.	10,188	970,407
Evergy, Inc.	5,903	324,488
Eversource Energy	19,727	1,258,977
FirstEnergy Corp.	12,179	439,297

Large Cap Core Plus
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
NextEra Energy, Inc.	3,635	242,818
Pinnacle West Capital Corp.	7,460	576,434
Xcel Energy, Inc.	22,034	1,258,802
		7,029,546
Electrical Equipment - 0.5%
AMETEK, Inc.	8,646	1,379,123
Eaton Corp. plc	1,037	238,894
Rockwell Automation, Inc.	699	218,144
		1,836,161
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	17,551	1,551,158
Keysight Technologies, Inc.*	8,704	1,160,243
TE Connectivity Ltd.	2,954	391,080
Teledyne Technologies, Inc.*	1,464	612,391
Trimble, Inc.*	3,209	175,821
		3,890,693
Energy Equipment & Services - 0.7%
Baker Hughes Co., Class A	18,197	658,549
Halliburton Co.	11,946	461,355
Schlumberger NV	29,980	1,767,621
		2,887,525
Entertainment - 0.6%
Electronic Arts, Inc.	5,537	664,329
Netflix, Inc.*	3,722	1,614,157
Walt Disney Co. (The)*	3,658	306,102
		2,584,588
Financial Services - 2.6%
Berkshire Hathaway, Inc., Class B*	10,655	3,837,931
Mastercard, Inc., Class A	3,611	1,490,043
PayPal Holdings, Inc.*	11,292	705,863
Visa, Inc., Class A	17,037	4,185,650
		10,219,487
Food Products - 2.4%
Archer-Daniels-Midland Co.	16,866	1,337,474
Campbell Soup Co.	17,344	723,245
Conagra Brands, Inc.	38,194	1,141,237
Hershey Co. (The)	5,887	1,264,881
Hormel Foods Corp.	8,959	345,728
J M Smucker Co. (The)	7,180	1,040,741
Kellogg Co.	14,630	892,723
Kraft Heinz Co. (The)	13,971	462,300
Lamb Weston Holdings, Inc.	12,679	1,235,061
Tyson Foods, Inc., Class A	19,917	1,060,978
		9,504,368
Gas Utilities - 0.3%
Atmos Energy Corp.	9,200	1,066,740

Ground Transportation - 0.7%
CSX Corp.	48,606	1,467,901
Norfolk Southern Corp.	5,660	1,160,357
		2,628,258
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	21,512	2,213,585
Baxter International, Inc.	10,126	411,116
Dexcom, Inc.*	8,776	886,200
GE HealthCare Technologies, Inc.	12,020	846,809
Hologic, Inc.*	5,766	430,951
IDEXX Laboratories, Inc.*	2,744	1,403,309
Insulet Corp.*	3,962	759,555
Intuitive Surgical, Inc.*	6,443	2,014,597
Stryker Corp.	2,214	627,780
Teleflex, Inc.	2,581	549,082
		10,142,984
Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	14,457	1,262,530
Cencora, Inc.	7,424	1,306,476
Centene Corp.*	20,740	1,278,621
Cigna Group (The)	6,276	1,733,808
CVS Health Corp.	24,532	1,598,750
Elevance Health, Inc.	3,494	1,544,383
HCA Healthcare, Inc.	3,644	1,010,481
Humana, Inc.	2,171	1,002,199
McKesson Corp.	3,720	1,533,830
Molina Healthcare, Inc.*	1,344	416,801
UnitedHealth Group, Inc.	4,881	2,326,187
Universal Health Services, Inc., Class B	2,536	341,599
		15,355,665
Health Care REITs - 0.5%
Ventas, Inc., REIT	28,953	1,264,667
Welltower, Inc., REIT	9,526	789,515
		2,054,182
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts, Inc., REIT	69,974	1,104,889

Hotels, Restaurants & Leisure - 2.6%
Caesars Entertainment, Inc.*	22,352	1,235,172
Carnival Corp.*	74,506	1,178,685
Chipotle Mexican Grill, Inc.*	835	1,608,744
Darden Restaurants, Inc.	5,657	879,720
Expedia Group, Inc.*	1,305	141,449
Hilton Worldwide Holdings, Inc.	9,483	1,409,648
Las Vegas Sands Corp.	8,978	492,533
Marriott International, Inc., Class A	3,263	664,053
McDonald's Corp.	2,056	578,044
MGM Resorts International	26,703	1,174,398
Norwegian Cruise Line Holdings Ltd.*	23,864	395,427
Wynn Resorts Ltd.	4,168	422,552
		10,180,425
Household Durables - 1.3%
DR Horton, Inc.	11,529	1,372,181
Lennar Corp., Class A	10,921	1,300,582
PulteGroup, Inc.	15,250	1,251,415
Whirlpool Corp.	7,757	1,085,670
		5,009,848
Household Products - 0.9%
Clorox Co. (The)	7,993	1,250,505
Kimberly-Clark Corp.	5,345	688,596
Procter & Gamble Co. (The)	10,714	1,653,599
		3,592,700
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)	63,730	1,142,679

Industrial Conglomerates - 0.8%
3M Co.	15,313	1,633,438
General Electric Co.	13,273	1,519,228
Honeywell International, Inc.	760	142,834
		3,295,500
Industrial REITs - 0.1%
Prologis, Inc., REIT	2,519	312,860

Insurance - 3.3%
Allstate Corp. (The)	12,526	1,350,428
Arch Capital Group Ltd.*	17,607	1,353,274
Assurant, Inc.	8,572	1,194,337

Large Cap Core Plus
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Brown & Brown, Inc.	17,929	1,328,539
Everest Group Ltd.	3,515	1,267,790
Hartford Financial Services Group, Inc. (The)	16,286	1,169,660
Lincoln National Corp.	44,371	1,138,560
Loews Corp.	18,977	1,178,282
MetLife, Inc.	15,120	957,701
Prudential Financial, Inc.	12,672	1,199,658
Travelers Cos., Inc. (The)	2,982	480,788
Willis Towers Watson plc	2,299	475,341
		13,094,358
Interactive Media & Services - 3.4%
Alphabet, Inc., Class A*	37,197	5,065,116
Alphabet, Inc., Class C*	30,764	4,225,435
Match Group, Inc.*	3,860	180,918
Meta Platforms, Inc., Class A*	13,573	4,016,115
		13,487,584
IT Services - 1.4%
Accenture plc, Class A	3,267	1,057,756
Akamai Technologies, Inc.*	1,491	156,689
Cognizant Technology Solutions Corp., Class A	10,760	770,524
DXC Technology Co.*	42,028	871,661
EPAM Systems, Inc.*	5,230	1,354,518
VeriSign, Inc.*	6,307	1,310,531
		5,521,679
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	11,281	1,365,791
Bio-Techne Corp.	4,132	323,949
Charles River Laboratories International, Inc.*	4,485	927,588
Danaher Corp.	5,804	1,538,060
Fortrea Holdings, Inc.*	10,397	286,437
IQVIA Holdings, Inc.*	5,582	1,242,721
Mettler-Toledo International, Inc.*	1,101	1,336,041
Thermo Fisher Scientific, Inc.	899	500,833
Waters Corp.*	1,498	420,638
		7,942,058
Machinery - 3.0%
Cummins, Inc.	4,813	1,107,182
Deere & Co.	702	288,480
Dover Corp.	7,139	1,058,714
IDEX Corp.	2,875	650,900
Ingersoll Rand, Inc.	19,987	1,391,295
Otis Worldwide Corp.	5,018	429,290
PACCAR, Inc.	17,246	1,419,173
Parker-Hannifin Corp.	1,914	797,947
Pentair plc	17,431	1,224,702
Snap-on, Inc.	4,628	1,243,081
Stanley Black & Decker, Inc.	11,362	1,072,346
Xylem, Inc.	11,482	1,188,846
		11,871,956
Media - 1.1%
Comcast Corp., Class A	15,529	726,136
Fox Corp., Class A	25,927	857,147
Interpublic Group of Cos., Inc. (The)	18,464	602,111
News Corp., Class A	54,896	1,179,715
News Corp., Class B	7,692	169,224
Omnicom Group, Inc.	11,985	970,905
		4,505,238
Metals & Mining - 0.3%
Nucor Corp.	2,745	472,415
Steel Dynamics, Inc.	6,746	719,056
		1,191,471
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	37,883	1,056,557
Consolidated Edison, Inc.	14,277	1,270,082
Dominion Energy, Inc.	15,567	755,622
DTE Energy Co.	10,281	1,062,850
NiSource, Inc.	37,535	1,004,437
Public Service Enterprise Group, Inc.	22,731	1,388,409
WEC Energy Group, Inc.	5,430	456,771
		6,994,728
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	9,690	1,561,059
Devon Energy Corp.	2,804	143,256
Diamondback Energy, Inc.	4,428	672,082
EQT Corp.	7,507	324,453
Exxon Mobil Corp.	30,017	3,337,590
ONEOK, Inc.	21,260	1,386,152
Phillips 66	10,718	1,223,567
Williams Cos., Inc. (The)	31,724	1,095,430
		9,743,589
Passenger Airlines - 0.9%
American Airlines Group, Inc.*(b)	78,039	1,149,514
Delta Air Lines, Inc.	29,295	1,256,170
United Airlines Holdings, Inc.*	24,208	1,205,800
		3,611,484
Personal Care Products - 0.0%(c)
Kenvue, Inc.	7,815	180,136

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	4,067	250,731
Eli Lilly & Co.	3,790	2,100,418
Johnson & Johnson	12,272	1,984,137
Merck & Co., Inc.	10,887	1,186,465
Organon & Co.	8,596	188,768
Pfizer, Inc.	29,652	1,049,088
Viatris, Inc.	111,260	1,196,045
Zoetis, Inc., Class A	4,563	869,297
		8,824,949
Professional Services - 1.1%
Automatic Data Processing, Inc.	2,300	585,603
Broadridge Financial Solutions, Inc.	1,168	217,493
Ceridian HCM Holding, Inc.*	16,995	1,232,478
Leidos Holdings, Inc.	9,032	880,710
Paychex, Inc.	2,488	304,108
Paycom Software, Inc.	4,085	1,204,422
		4,424,814
Residential REITs - 1.8%
AvalonBay Communities, Inc., REIT	7,268	1,336,004
Camden Property Trust, REIT	11,111	1,195,766
Equity Residential, REIT	17,565	1,138,739
Essex Property Trust, Inc., REIT	4,651	1,108,752
Mid-America Apartment Communities, Inc., REIT	8,765	1,272,941
UDR, Inc., REIT	31,516	1,257,488
		7,309,690
Retail REITs - 0.4%
Federal Realty Investment Trust, REIT	10,478	1,026,215

Large Cap Core Plus
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Simon Property Group, Inc., REIT	4,197	476,318
		1,502,533
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc.*	2,221	234,804
Analog Devices, Inc.	6,826	1,240,830
Applied Materials, Inc.	2,806	428,645
Broadcom, Inc.	3,678	3,394,389
Enphase Energy, Inc.*	6,481	820,041
First Solar, Inc.*	1,020	192,902
Microchip Technology, Inc.	16,781	1,373,357
Monolithic Power Systems, Inc.	935	487,331
NVIDIA Corp.	17,150	8,464,383
NXP Semiconductors NV	7,362	1,514,511
ON Semiconductor Corp.*	13,973	1,375,782
Qorvo, Inc.*	5,662	608,042
QUALCOMM, Inc.	5,947	681,110
Skyworks Solutions, Inc.	5,983	650,591
SolarEdge Technologies, Inc.*	2,996	487,060
Texas Instruments, Inc.	5,482	921,305
		22,875,083
Software - 8.6%
Adobe, Inc.*	2,283	1,276,973
ANSYS, Inc.*	4,114	1,311,831
Autodesk, Inc.*	5,205	1,155,198
Cadence Design Systems, Inc.*	7,115	1,710,731
Fortinet, Inc.*	24,070	1,449,255
Gen Digital, Inc.	32,145	650,936
Intuit, Inc.	3,745	2,029,078
Microsoft Corp.	54,838	17,973,703
Oracle Corp.	10,661	1,283,478
Palo Alto Networks, Inc.*	5,766	1,402,868
PTC, Inc.*	3,985	586,472
Salesforce, Inc.*	7,992	1,769,908
ServiceNow, Inc.*	1,518	893,844
Synopsys, Inc.*	1,117	512,580
		34,006,855
Specialized REITs - 1.2%
Crown Castle, Inc., REIT	4,726	474,963
Extra Space Storage, Inc., REIT	7,076	910,540
Public Storage, REIT	5,204	1,438,281
VICI Properties, Inc., REIT	26,793	826,296
Weyerhaeuser Co., REIT	39,016	1,277,774
		4,927,854
Specialty Retail - 1.3%
Best Buy Co., Inc.	14,150	1,081,768
Home Depot, Inc. (The)	4,231	1,397,499
Lowe's Cos., Inc.	662	152,578
TJX Cos., Inc. (The)	21,940	2,029,011
Ulta Beauty, Inc.*	1,174	487,245
		5,148,101
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	107,619	20,218,382
Hewlett Packard Enterprise Co.	75,068	1,275,405
HP, Inc.	17,963	533,681
		22,027,468
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	10,770	1,095,417
Ralph Lauren Corp.	9,253	1,079,177
Tapestry, Inc.	13,219	440,457
		2,615,051
Tobacco - 0.0%(c)
Philip Morris International, Inc.	1,480	142,169

Trading Companies & Distributors - 0.2%
United Rentals, Inc.	1,626	774,854

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*	12,710	1,731,737

TOTAL COMMON STOCKS (Cost $311,986,689)		372,564,946

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.8%

REPURCHASE AGREEMENTS(d) - 1.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $7,162,975
(Cost $7,161,923)	7,161,923	7,161,923

Total Investments - 95.8% (Cost $319,148,612)		379,726,869
Other assets less liabilities - 4.2%		16,454,460
Net Assets - 100.0%		396,181,329

Large Cap Core Plus
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $40,888,511.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $805,470, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from September 15, 2023 – May 15, 2053. The total value of collateral is $810,765.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(54,179,941)	11/7/2024	Goldman Sachs International	(5.43)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	(871,465)
(10,321,413)	11/14/2024	Societe Generale	(5.38)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	(202,320)
75,609,053	3/6/2024	Societe Generale	6.28%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	6,457,345
(53,374,898)	11/6/2023	UBS AG	(5.43)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	3,774,646
65,702,892	11/7/2024	UBS AG	5.88%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	3,089,081
23,435,693					12,247,287
				Total Unrealized Appreciation	13,321,072
				Total Unrealized Depreciation	(1,073,785)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/resources/Large_Cap_Short_August.pdf.
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Long Online /Short Stores ETF
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 91.9%

Broadline Retail - 58.2%
Alibaba Group Holding Ltd., ADR*	25,809	2,397,656
Amazon.com, Inc.*	38,646	5,333,534
Coupang, Inc., Class A*	54,708	1,038,358
eBay, Inc.	33,081	1,481,367
Etsy, Inc.*	11,887	874,527
Global-e Online Ltd.*	8,974	355,640
JD.com, Inc., ADR	18,896	627,536
MercadoLibre, Inc.*	556	763,032
Ozon Holdings plc, ADR*‡(a)	3,471	—
PDD Holdings, Inc., ADR*	11,945	1,182,197
		14,053,847
Entertainment - 4.0%
Sea Ltd., ADR*	25,225	949,216

Specialty Retail - 26.3%
Buckle, Inc. (The)	22,817	833,733
Carvana Co.*	18,887	950,960
Chewy, Inc., Class A*	33,424	801,508
Farfetch Ltd., Class A*(b)	115,070	327,949
Overstock.com, Inc.*	31,990	835,259
Revolve Group, Inc., Class A*	55,850	818,203
Wayfair, Inc., Class A*(b)	13,320	920,545
Williams-Sonoma, Inc.	6,063	856,096
		6,344,253
Textiles, Apparel & Luxury Goods - 3.4%
Figs, Inc., Class A*	133,210	823,238

TOTAL COMMON STOCKS (Cost $22,692,500)		22,170,554

SECURITIES LENDING REINVESTMENTS(c) - 4.5%

INVESTMENT COMPANIES - 4.5%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $1,093,232)	1,093,232	1,093,232

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.8%

REPURCHASE AGREEMENTS(d) - 1.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $442,339
(Cost $442,272)	442,272	442,272

Total Investments - 98.2% (Cost $24,228,004)		23,706,058
Other assets less liabilities - 1.8%		437,174
Net Assets - 100.0%		24,143,232

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of August 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $1,066,361, collateralized in the form of cash with a value of $1,093,232 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $1,093,232.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Long Online /Short Stores ETF
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(10,785,206)	11/6/2023	BNP Paribas SA	(5.28)%	Solactive-ProShares Bricks and Mortar Retail Store Index	733,824
1,153,793	11/6/2023	BNP Paribas SA	5.68%	ProShares Online Retail Index	154,801
(113,851)	11/7/2024	Goldman Sachs International	(4.33)%	Solactive-ProShares Bricks and Mortar Retail Store Index	14,254
10,733	11/7/2024	Goldman Sachs International	5.93%	ProShares Online Retail Index	(6,389)
(1,169,164)	3/6/2025	Societe Generale	(4.78)%	Solactive-ProShares Bricks and Mortar Retail Store Index	95,530
768,748	11/14/2024	Societe Generale	4.73%	ProShares Online Retail Index	(22,633)
42,932	3/6/2024	UBS AG	5.68%	Solactive-ProShares Bricks and Mortar Retail Store Index	6,391
(10,092,015)					975,778
				Total Unrealized Appreciation	1,004,800
				Total Unrealized Depreciation	(29,022)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Merger ETF
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 49.8%

Biotechnology - 7.6%
Abcam plc, ADR*	15,700	355,134
Horizon Therapeutics plc*	3,090	348,367
Seagen, Inc.*	1,714	353,204
		1,056,705
Capital Markets - 2.5%
Focus Financial Partners, Inc., Class A*(a)	6,585	349,005

Chemicals - 2.2%
Chr Hansen Holding A/S	4,632	302,865

Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos., Inc., Class A	13,433	300,899

Diversified Telecommunication Services - 2.5%
Radius Global Infrastructure, Inc.*	23,322	347,964

Electric Utilities - 2.6%
Origin Energy Ltd.	62,700	353,857

Food Products - 2.5%
Sovos Brands, Inc.*	15,500	347,200

Insurance - 2.5%
American Equity Investment Life Holding Co.	6,575	352,946

Life Sciences Tools & Services - 2.5%
Syneos Health, Inc.*	8,225	351,454

Machinery - 2.6%
Desktop Metal, Inc., Class A*	199,000	358,200

Metals & Mining - 2.2%
Newcrest Mining Ltd.	17,950	302,747

Oil, Gas & Consumable Fuels - 2.7%
Earthstone Energy, Inc., Class A*	18,550	378,049

Pharmaceuticals - 5.2%
Dechra Pharmaceuticals plc	7,600	366,429
Reata Pharmaceuticals, Inc., Class A*	2,075	350,675
		717,104
Software - 2.5%
New Relic, Inc.*	4,150	353,207

Textiles, Apparel & Luxury Goods - 2.5%
Capri Holdings Ltd.*	6,600	346,434

Trading Companies & Distributors - 5.0%
Triton International Ltd.	4,125	346,129
Veritiv Corp.	2,070	348,443
		694,572
TOTAL COMMON STOCKS (Cost $6,946,164)		6,913,208

MASTER LIMITED PARTNERSHIPS - 2.6%

Oil, Gas & Consumable Fuels - 2.6%
Magellan Midstream Partners LP (Cost $341,151)	5,500	365,310

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 45.2%

REPURCHASE AGREEMENTS(b) - 45.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $6,273,519
(Cost $6,272,598)	6,272,598	6,272,598

Total Investments - 97.6% (Cost $13,559,913)		13,551,116
Other assets less liabilities - 2.4%		336,861
Net Assets - 100.0%		13,887,977

*	Non-income producing security.
(a)	Security fair valued as of August 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2023 amounted to $349,005, which represents approximately 2.51% of net assets of the Fund.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Merger ETF
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of August 31, 2023:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	10/18/23	(1,015,000)	$677,325	$(658,722)	$18,603
U.S. Dollar vs. Danish Krone	Goldman Sachs International	10/18/23	(2,241,000)	332,349	(326,880)	5,469
U.S. Dollar vs. British Pound	Goldman Sachs International	10/18/23	(279,000)	359,765	(353,490)	6,275
Total Unrealized Appreciation						$30,347
Total Net Unrealized Appreciation						$30,347

Swap Agreements

Merger ETF had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
(7,007)	11/9/2023	Citibank NA	(4.43)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	439
7,782	11/9/2023	Citibank NA	5.78%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	66
(1,821,791)	4/10/2025	Societe Generale	(4.88)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	191,861
1,156,978	11/14/2024	Societe Generale	6.03%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	22,055
(664,038)					214,421
				Total Unrealized Appreciation	214,421

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/resources/Merger_Acquirers_August.pdf.
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	37.8%
United Kingdom	5.2%
Australia	4.7%
Bermuda	2.5%
Denmark	2.2%
Other[a]	47.6%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Metaverse ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Broadline Retail - 4.7%
Amazon.com, Inc.*	2,175	300,172

Electronic Equipment, Instruments & Components - 7.0%
Coherent Corp.*	2,618	98,515
MicroVision, Inc.*(a)	42,631	107,430
Vuzix Corp.*(a)	60,391	241,564
		447,509
Entertainment - 6.0%
Activision Blizzard, Inc.	702	64,577
Electronic Arts, Inc.	926	111,101
NetEase, Inc., ADR	386	39,943
ROBLOX Corp., Class A*	4,820	136,358
Take-Two Interactive Software, Inc.*	199	28,298
		380,277
Health Care Equipment & Supplies - 0.3%
Penumbra, Inc.*	68	17,986

Household Durables - 3.0%
Sony Group Corp., ADR	2,303	191,587

Interactive Media & Services - 18.3%
Alphabet, Inc., Class A*	2,290	311,829
fuboTV, Inc.*	96,068	224,799
Meta Platforms, Inc., Class A*	977	289,085
Pinterest, Inc., Class A*	3,135	86,181
Snap, Inc., Class A*	24,857	257,270
		1,169,164
IT Services - 3.5%
Accenture plc, Class A	318	102,959
Globant SA*	576	117,775
		220,734
Media - 1.9%
Stagwell, Inc., Class A*	22,278	121,415

Professional Services - 0.1%
TELUS International CDA, Inc.*	871	7,656

Real Estate Management & Development - 3.8%
eXp World Holdings, Inc.	12,513	240,500

Semiconductors & Semiconductor Equipment - 27.6%
Advanced Micro Devices, Inc.*	2,066	218,418
Ambarella, Inc.*	1,954	121,441
CEVA, Inc.*	7,699	178,771
Cirrus Logic, Inc.*	790	64,812
Himax Technologies, Inc., ADR(a)	35,810	218,799
Intel Corp.	2,381	83,668
NVIDIA Corp.	679	335,120
QUALCOMM, Inc.	2,499	286,210
STMicroelectronics NV, NYRS	2,038	96,316
Universal Display Corp.	942	153,132
		1,756,687
Software - 13.4%
Autodesk, Inc.*	417	92,549
Matterport, Inc.*	2,502	6,705
Microsoft Corp.	857	280,890
PTC, Inc.*	1,687	248,276
Unity Software, Inc.*	5,995	222,235
		850,655
Specialty Retail - 0.8%
Williams-Sonoma, Inc.	365	51,538

Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	1,597	300,028
Immersion Corp.	22,154	155,521
Xerox Holdings Corp.	8,603	136,702
		592,251
TOTAL COMMON STOCKS (Cost $6,454,646)		6,348,131

SECURITIES LENDING REINVESTMENTS(b) - 6.4%

INVESTMENT COMPANIES - 6.4%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $409,394)	409,394	409,394

Total Investments - 106.1% (Cost $6,864,040)		6,757,525
Liabilities in excess of other assets - (6.1%)		(385,760)
Net Assets - 100.0%		6,371,765

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $382,353, collateralized in the form of cash with a value of $409,394 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $409,394.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

See accompanying notes to schedules of portfolio investments.

Metaverse ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Metaverse ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	91.0%
Taiwan	3.5%
Japan	3.0%
Singapore	1.5%
China	0.6%
Philippines	0.1%
Other[a]	0.3%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Aerospace & Defense - 1.5%
BAE Systems plc	107,917	1,377,726

Air Freight & Logistics - 1.4%
DSV A/S	6,911	1,315,887

Beverages - 1.4%
Diageo plc	31,736	1,304,350

Biotechnology - 1.5%
CSL Ltd.	7,728	1,369,028

Broadline Retail - 1.5%
Pan Pacific International Holdings Corp.	68,038	1,357,395

Building Products - 1.5%
Geberit AG (Registered)	2,633	1,367,103

Capital Markets - 1.5%
Partners Group Holding AG	1,262	1,364,803

Chemicals - 7.4%
Croda International plc	19,890	1,391,744
Givaudan SA (Registered)	424	1,415,173
Nissan Chemical Corp.	31,732	1,361,827
Sika AG (Registered)	4,745	1,345,200
Symrise AG, Class A	13,729	1,432,858
		6,946,802
Consumer Staples Distribution & Retail - 1.5%
Welcia Holdings Co. Ltd.(a)	73,827	1,357,776

Diversified Telecommunication Services - 2.9%
HKT Trust & HKT Ltd.	1,249,192	1,331,749
Telenor ASA	128,705	1,378,142
		2,709,891
Electric Utilities - 1.5%
CK Infrastructure Holdings Ltd.	272,911	1,381,652

Electronic Equipment, Instruments & Components - 2.9%
Halma plc	51,067	1,387,373
Murata Manufacturing Co. Ltd.	24,027	1,350,833
		2,738,206
Financial Services - 2.9%
Sofina SA	6,012	1,354,616
Washington H Soul Pattinson & Co. Ltd.	64,286	1,374,365
		2,728,981
Food Products - 4.3%
Chocoladefabriken Lindt & Spruengli AG	113	1,352,290
Kerry Group plc, Class A	14,439	1,349,931
Nestle SA (Registered)	11,107	1,337,996
		4,040,217
Gas Utilities - 2.9%
APA Group	224,650	1,307,996
Enagas SA(a)	79,319	1,355,470
		2,663,466
Health Care Equipment & Supplies - 2.9%
Coloplast A/S, Class B	11,234	1,284,550
DiaSorin SpA	13,551	1,434,871
		2,719,421
Health Care Providers & Services - 4.3%
Fresenius Medical Care AG & Co. KGaA	27,501	1,329,738
Fresenius SE & Co. KGaA	41,478	1,332,987
Sonic Healthcare Ltd.	63,947	1,331,915
		3,994,640
Household Durables - 1.5%
Sekisui Chemical Co. Ltd.	88,275	1,355,791

Household Products - 1.4%
Unicharm Corp.	33,593	1,341,090

Industrial Conglomerates - 1.5%
Hikari Tsushin, Inc.	8,642	1,440,086

Industrial REITs - 1.5%
Warehouses De Pauw CVA, REIT	50,165	1,437,390

Insurance - 4.4%
AIA Group Ltd.	153,462	1,393,374
Legal & General Group plc	477,060	1,322,056
Tokio Marine Holdings, Inc.	62,256	1,379,951
		4,095,381
IT Services - 7.3%
Bechtle AG	27,779	1,354,938
Itochu Techno-Solutions Corp.	44,699	1,327,906
Obic Co. Ltd.	7,994	1,390,858
SCSK Corp.	78,686	1,365,256
TIS, Inc.	58,751	1,387,005
		6,825,963
Machinery - 4.3%
Kurita Water Industries Ltd.	35,639	1,391,191
Spirax-Sarco Engineering plc	10,565	1,356,817
Techtronic Industries Co. Ltd.	131,594	1,300,543
		4,048,551
Multi-Utilities - 1.5%
National Grid plc	109,582	1,374,960

Personal Care Products - 2.8%
Kao Corp.	34,043	1,318,601
Kobayashi Pharmaceutical Co. Ltd.	26,866	1,329,044
		2,647,645
Pharmaceuticals - 10.0%
Astellas Pharma, Inc.	85,578	1,301,731
Novartis AG (Registered)	12,912	1,305,599
Novo Nordisk A/S, Class B	7,162	1,328,740
Roche Holding AG	4,570	1,346,811
Sanofi	12,286	1,315,326
Shionogi & Co. Ltd.	30,644	1,350,706
UCB SA	14,871	1,336,412
		9,285,325
Professional Services - 2.9%
RELX plc	41,800	1,365,486
Wolters Kluwer NV	11,114	1,341,359
		2,706,845
Real Estate Management & Development - 2.9%
Hulic Co. Ltd.	155,691	1,398,797
Swire Properties Ltd.	616,407	1,289,135
		2,687,932

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Retail REITs - 2.9%
Japan Metropolitan Fund Invest, REIT(a)	2,005	1,346,904
Link REIT, REIT	272,911	1,353,810
		2,700,714
Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	2,017	1,330,785

Software - 1.4%
SAP SE	9,697	1,355,784

Specialty Retail - 1.5%
Nitori Holdings Co. Ltd.	11,980	1,367,638

Trading Companies & Distributors - 4.4%
Ashtead Group plc	19,398	1,357,809
Brenntag SE	16,824	1,364,747
Bunzl plc	38,480	1,379,906
		4,102,462
Water Utilities - 1.5%
United Utilities Group plc	115,081	1,380,962

TOTAL COMMON STOCKS (Cost $91,448,365)		92,222,648

SECURITIES LENDING REINVESTMENTS(b) - 1.2%

INVESTMENT COMPANIES - 1.2%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $1,155,638)	1,155,638	1,155,638

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(c) - 0.4%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $338,539
(Cost $338,490)	338,490	338,490

Total Investments - 100.5% (Cost $92,942,493)		93,716,776
Liabilities in excess of other assets - (0.5%)		(476,856)
Net Assets - 100.0%		93,239,920

(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $1,348,908, collateralized in the form of cash with a value of $1,155,638 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $260,586 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 2.38%, and maturity dates ranging from February 15, 2024 – February 15, 2030. The total value of collateral is $1,416,224.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $1,155,638.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVA	Dutch Certification
REIT	Real Estate Investment Trust

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

Japan	29.2%
United Kingdom	16.1%
Germany	8.8%
Switzerland	8.7%
Hong Kong	8.6%
United States	5.8%
Belgium	4.4%
Australia	4.3%
Denmark	4.2%
Netherlands	2.9%
Italy	1.5%
Norway	1.5%
Spain	1.5%
Ireland	1.4%
Other[a]	1.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.1%

Automobiles - 2.4%
Ford Otomotiv Sanayi A/S	11,218	362,189

Banks - 4.9%
China Merchants Bank Co. Ltd., Class A	88,100	381,273
Taiwan Cooperative Financial Holding Co. Ltd.	451,021	371,761
		753,034
Beverages - 9.7%
Arca Continental SAB de CV	39,153	381,185
Jiangsu King's Luck Brewery JSC Ltd., Class A	45,800	376,316
Kweichow Moutai Co. Ltd., Class A	1,500	380,031
Wuliangye Yibin Co. Ltd., Class A	16,900	361,428
		1,498,960
Chemicals - 12.4%
Asian Paints Ltd.	9,816	386,077
Berger Paints India Ltd.	44,258	384,168
Orbia Advance Corp. SAB de CV	172,650	384,274
Pidilite Industries Ltd.	12,561	381,596
Sinoma Science & Technology Co. Ltd., Class A	123,300	371,243
		1,907,358
Construction & Engineering - 4.5%
China Railway Group Ltd., Class A	359,400	330,304
Metallurgical Corp. of China Ltd., Class A	719,800	359,396
		689,700
Construction Materials - 2.5%
UltraTech Cement Ltd.	3,800	380,864

Electric Utilities - 4.7%
Interconexion Electrica SA ESP	94,799	347,168
Power Grid Corp. of India Ltd.	126,363	373,275
		720,443
Financial Services - 2.4%
Chailease Holding Co. Ltd.	67,149	374,262

Food Products - 2.5%
Marico Ltd.	56,288	387,588

Gas Utilities - 2.4%
China Resources Gas Group Ltd.	132,119	371,473

Ground Transportation - 2.5%
Localiza Rent a Car SA	29,999	383,162

Health Care Equipment & Supplies - 2.1%
Lepu Medical Technology Beijing Co. Ltd., Class A	146,300	324,902

Independent Power and Renewable Electricity Producers - 2.5%
China Longyuan Power Group Corp. Ltd., Class H	475,969	376,898

Insurance - 2.6%
Ping An Insurance Group Co. of China Ltd., Class A	58,800	393,522

Interactive Media & Services - 2.5%
Tencent Holdings Ltd.	9,265	383,957

IT Services - 2.5%
Infosys Ltd., ADR	22,019	382,470

Machinery - 4.8%
Jiangsu Hengli Hydraulic Co. Ltd., Class A	42,500	362,319
Zhejiang Dingli Machinery Co. Ltd., Class A	52,400	381,884
		744,203
Metals & Mining - 0.0%(c)
Polyus PJSC, GDR*‡(a)(b)	3,949	—

Oil, Gas & Consumable Fuels - 0.0%(c)
Rosneft Oil Co. PJSC, GDR*‡(a)(b)	25,159	—

Personal Care Products - 2.4%
Hindustan Unilever Ltd.	12,189	368,830

Pharmaceuticals - 7.4%
CSPC Pharmaceutical Group Ltd.	524,243	394,401
Sino Biopharmaceutical Ltd.	988,673	375,684
Yuhan Corp.	6,829	376,131
		1,146,216
Real Estate Management & Development - 2.5%
Longfor Group Holdings Ltd.(b)	184,371	388,380

Semiconductors & Semiconductor Equipment - 2.5%
Realtek Semiconductor Corp.	28,824	378,328

Software - 2.5%
Tata Elxsi Ltd.	4,452	389,728

Specialty Retail - 4.5%
China Meidong Auto Holdings Ltd.	443,712	334,382
China Tourism Group Duty Free Corp. Ltd., Class A	23,600	352,598
		686,980
Tobacco - 2.4%
ITC Ltd.	69,757	370,498

Water Utilities - 2.6%
Guangdong Investment Ltd.	508,851	397,745

Wireless Telecommunication Services - 2.4%
America Movil SAB de CV, Series B	392,349	369,326

TOTAL COMMON STOCKS (Cost $15,714,570)		14,931,016

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(c)

Food Products - 0.0%(c)
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/2024 (Cost $3,560)	INR	259,086	3,078

SHORT-TERM INVESTMENTS - 2.2%

REPURCHASE AGREEMENTS(d) - 2.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $344,372
(Cost $344,320)		344,320	344,320

Total Investments - 99.3% (Cost $16,062,450)			15,278,414
Other assets less liabilities - 0.7%			109,283
Net Assets - 100.0%			15,387,697

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of August 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee
PJSC	Public Joint Stock Company

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

China	45.6%
India	24.8%
Mexico	7.4%
Taiwan	7.3%
Brazil	2.5%
South Korea	2.4%
Hong Kong	2.4%
Turkey	2.4%
Colombia	2.3%
Russia	0.0%*
Other[a]	2.9%
100.0%

*	Amount represents less than 0.05%
a	Includes any non-equity securities and net other assets (liabilities).

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Aerospace & Defense - 2.6%
BAE Systems plc	18,063	230,602

Air Freight & Logistics - 2.5%
DSV A/S	1,157	220,298

Beverages - 2.5%
Diageo plc	5,312	218,323

Building Products - 2.6%
Geberit AG (Registered)	441	228,976

Capital Markets - 2.6%
Partners Group Holding AG	211	228,188

Chemicals - 10.7%
Croda International plc	3,329	232,937
Givaudan SA (Registered)	71	236,975
Sika AG (Registered)	794	225,098
Symrise AG, Class A	2,298	239,836
		934,846
Diversified Telecommunication Services - 2.7%
Telenor ASA	21,656	231,887

Electronic Equipment, Instruments & Components - 2.7%
Halma plc	8,547	232,202

Financial Services - 2.6%
Sofina SA	1,006	226,671

Food Products - 7.8%
Chocoladefabriken Lindt & Spruengli AG	19	227,376
Kerry Group plc, Class A	2,417	225,970
Nestle SA (Registered)	1,867	224,907
		678,253
Gas Utilities - 2.6%
Enagas SA(a)	13,276	226,871

Health Care Equipment & Supplies - 5.2%
Coloplast A/S, Class B	1,880	214,968
DiaSorin SpA	2,268	240,151
		455,119
Health Care Providers & Services - 5.1%
Fresenius Medical Care AG & Co. KGaA	4,603	222,566
Fresenius SE & Co. KGaA	6,942	223,096
		445,662
Industrial REITs - 2.8%
Warehouses De Pauw CVA, REIT	8,396	240,573

Insurance - 2.5%
Legal & General Group plc	79,847	221,277

IT Services - 2.6%
Bechtle AG	4,649	226,758

Machinery - 2.6%
Spirax-Sarco Engineering plc	1,768	227,057

Multi-Utilities - 2.6%
National Grid plc	18,341	230,130

Pharmaceuticals - 12.7%
Novartis AG (Registered)	2,161	218,510
Novo Nordisk A/S, Class B	1,199	222,446
Roche Holding AG	765	225,451
Sanofi	2,056	220,113
UCB SA	2,489	223,679
		1,110,199
Professional Services - 5.2%
RELX plc	6,996	228,539
Wolters Kluwer NV	1,860	224,485
		453,024
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV	338	223,007

Software - 2.6%
SAP SE	1,623	226,920

Trading Companies & Distributors - 7.9%
Ashtead Group plc	3,247	227,281
Brenntag SE	2,816	228,431
Bunzl plc	6,441	230,977
		686,689
Water Utilities - 2.6%
United Utilities Group plc	19,262	231,142

TOTAL COMMON STOCKS (Cost $8,987,608)		8,634,674

SECURITIES LENDING REINVESTMENTS(b) - 2.5%

INVESTMENT COMPANIES - 2.5%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $216,239)	216,239	216,239

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(c) - 0.4%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $30,938
(Cost $30,936)	30,936	30,936

Total Investments - 101.7% (Cost $9,234,783)		8,881,849
Liabilities in excess of other assets - (1.7%)		(149,820)
Net Assets - 100.0%		8,732,029

(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $204,724, collateralized in the form of cash with a value of $216,239 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments..

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $216,239.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVA	Dutch Certification
REIT	Real Estate Investment Trust

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United Kingdom	28.7%
Germany	15.7%
Switzerland	15.6%
Belgium	7.9%
United States	7.7%
Denmark	7.5%
Netherlands	5.1%
Italy	2.7%
Norway	2.7%
Spain	2.6%
Ireland	2.6%
Other[a]	1.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Biotechnology - 4.0%
AbbVie, Inc.	1,082	159,011
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	936	6,406
CRISPR Therapeutics AG*	132	6,601
Gilead Sciences, Inc.	1,068	81,681
ImmunoGen, Inc.*	568	8,997
Intellia Therapeutics, Inc.*	194	7,271
Moderna, Inc.*	392	44,323
Natera, Inc.*	159	9,338
Ultragenyx Pharmaceutical, Inc.*	162	5,960
		329,588
Broadline Retail - 5.0%
Alibaba Group Holding Ltd.*	14,883	171,179
Amazon.com, Inc.*	1,351	186,452
eBay, Inc.	1,266	56,691
		414,322
Capital Markets - 0.3%
Coinbase Global, Inc., Class A*	265	21,094

Chemicals - 10.0%
Chr Hansen Holding A/S	712	46,554
Corteva, Inc.	2,767	139,761
FMC Corp.	1,358	117,100
International Flavors & Fragrances, Inc.	1,886	132,869
Nutrien Ltd.	2,533	160,449
Scotts Miracle-Gro Co. (The)	454	25,724
Sensient Technologies Corp.	457	28,156
Symrise AG, Class A	1,373	143,164
UPL Ltd.	3,815	27,242
		821,019
Communications Equipment - 0.9%
Cisco Systems, Inc.	739	42,382
F5, Inc.*	104	17,020
NetScout Systems, Inc.*	481	13,771
		73,173
Diversified Telecommunication Services - 0.3%
Cogent Communications Holdings, Inc.	240	16,939
Iridium Communications, Inc.	249	12,189
		29,128
Electronic Equipment, Instruments & Components - 0.2%
Cognex Corp.	284	13,371

Entertainment - 9.2%
37 Interactive Entertainment Network Technology Group Co. Ltd.	5,200	17,604
Activision Blizzard, Inc.	1,668	153,439
Electronic Arts, Inc.	518	62,150
Embracer Group AB, Class B*	5,413	13,127
International Games System Co. Ltd.	1,192	21,522
Netflix, Inc.*	434	188,217
Nintendo Co. Ltd.	2,446	105,358
Sea Ltd., ADR*	834	31,383
Take-Two Interactive Software, Inc.*	155	22,041
Walt Disney Co. (The)*	1,726	144,432
		759,273
Financial Services - 3.6%
Adyen NV*(a)	10	8,377
Euronet Worldwide, Inc.*	127	11,095
Mastercard, Inc., Class A	265	109,350
Nuvei Corp.(a)	466	8,411
PayPal Holdings, Inc.*	333	20,816
Visa, Inc., Class A	505	124,068
Wise plc, Class A*	2,011	16,309
		298,426
Food Products - 4.4%
Charoen Pokphand Foods PCL, NVDR	31,740	18,762
Glanbia plc	1,205	20,044
Kerry Group plc, Class A	1,534	143,285
McCormick & Co., Inc. (Non-Voting)	1,766	144,953
Simply Good Foods Co. (The)*	960	34,637
		361,681
Health Care Equipment & Supplies - 9.7%
Abbott Laboratories	1,441	148,279
Boston Scientific Corp.*	1,734	93,532
CONMED Corp.	67	7,468
Edwards Lifesciences Corp.*	725	55,441
Glaukos Corp.*	139	10,444
Globus Medical, Inc., Class A*	144	7,790
ICU Medical, Inc.*	42	6,091
Inari Medical, Inc.*	131	8,727
Inspire Medical Systems, Inc.*	35	7,941
Integra LifeSciences Holdings Corp.*	163	6,934
Intuitive Surgical, Inc.*	423	132,264
Medtronic plc	1,141	92,992
Neogen Corp.*	2,214	51,188
QuidelOrtho Corp.*	93	7,659
ResMed, Inc.	175	27,928
Shockwave Medical, Inc.*	44	9,697
Stryker Corp.	409	115,972
TransMedics Group, Inc.*	111	7,285
		797,632
Health Care Providers & Services - 0.7%
Acadia Healthcare Co., Inc.*	113	8,712
Guardant Health, Inc.*	269	10,513
Henry Schein, Inc.*	158	12,093
Premier, Inc., Class A	303	6,524
Quest Diagnostics, Inc.	135	17,752
		55,594
Health Care Technology - 0.1%
Doximity, Inc., Class A*	253	6,032

Hotels, Restaurants & Leisure - 5.0%
Booking Holdings, Inc.*	57	176,986
Delivery Hero SE*(a)	1,869	68,349
DoorDash, Inc., Class A*	1,975	166,157
		411,492
Interactive Media & Services - 7.8%
Alphabet, Inc., Class A*	1,286	175,115
Kuaishou Technology*(a)	3,323	27,203
Meta Platforms, Inc., Class A*	643	190,257
Pinterest, Inc., Class A*	931	25,593
REA Group Ltd.	227	24,281
Snap, Inc., Class A*	2,188	22,646

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Tencent Holdings Ltd.	3,683	152,630
Ziff Davis, Inc.*	333	22,194
		639,919
IT Services - 1.9%
Accenture plc, Class A	139	45,004
Cloudflare, Inc., Class A*	258	16,778
DigitalOcean Holdings, Inc.*	441	11,929
Elm Co.	118	26,742
GoDaddy, Inc., Class A*	211	15,300
Okta, Inc., Class A*	183	15,282
Perficient, Inc.*	194	12,375
Snowflake, Inc., Class A*	85	13,332
		156,742
Life Sciences Tools & Services - 4.4%
10X Genomics, Inc., Class A*	147	7,622
Bio-Techne Corp.	189	14,818
Danaher Corp.	645	170,925
Genscript Biotech Corp.*	3,208	7,518
Illumina, Inc.*	189	31,226
Medpace Holdings, Inc.*	38	10,270
Pacific Biosciences of California, Inc.*	638	7,197
QIAGEN NV*	276	12,627
Syneos Health, Inc.*	193	8,247
Thermo Fisher Scientific, Inc.	159	88,579
		359,029
Machinery - 4.8%
AGCO Corp.	686	88,857
CNH Industrial NV	8,415	116,615
Deere & Co.	435	178,759
SMC Corp.	28	13,587
		397,818
Media - 0.2%
Trade Desk, Inc. (The), Class A*	224	17,927

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	1,353	83,412
Catalent, Inc.*	218	10,894
Johnson & Johnson	918	148,422
Roche Holding AG	491	144,685
		387,413
Professional Services - 0.4%
ASGN, Inc.*	228	18,732
Paylocity Holding Corp.*	85	17,043
		35,775
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc.*	261	27,593
Ambarella, Inc.*	207	12,865
Broadcom, Inc.	79	72,909
Intel Corp.	809	28,428
MaxLinear, Inc., Class A*	526	12,361
MediaTek, Inc.	660	14,611
NVIDIA Corp.	507	250,230
QUALCOMM, Inc.	357	40,887
Silicon Laboratories, Inc.*	106	14,295
Synaptics, Inc.*	182	15,932
		490,111
Software - 13.0%
Adobe, Inc.*	423	236,601
Altair Engineering, Inc., Class A*	214	14,227
ANSYS, Inc.*	204	65,049
BlackBerry Ltd.*	2,793	15,586
BlackLine, Inc.*	280	16,817
Box, Inc., Class A*	545	14,432
C3.ai, Inc., Class A*	593	18,395
Check Point Software Technologies Ltd.*	123	16,554
CommVault Systems, Inc.*	230	15,711
Crowdstrike Holdings, Inc., Class A*	104	16,955
CyberArk Software Ltd.*	97	16,106
DocuSign, Inc., Class A*	281	14,134
Dropbox, Inc., Class A*	663	18,425
Five9, Inc.*	242	17,513
Fortinet, Inc.*	215	12,945
Gen Digital, Inc.	927	18,772
HubSpot, Inc.*	44	24,047
InterDigital, Inc.	177	15,348
Microsoft Corp.	499	163,552
MicroStrategy, Inc., Class A*	52	18,591
Nutanix, Inc., Class A*	586	18,225
Oracle Corp.	499	60,075
Palo Alto Networks, Inc.*	94	22,870
Qualys, Inc.*	124	19,301
Rapid7, Inc.*	334	16,830
RingCentral, Inc., Class A*	483	14,939
Sangfor Technologies, Inc., Class A*	900	13,466
SAP SE	227	31,709
SentinelOne, Inc., Class A*	800	13,304
Smartsheet, Inc., Class A*	320	13,354
Sprout Social, Inc., Class A*	484	25,913
Tenable Holdings, Inc.*	376	17,059
Trend Micro, Inc.	324	13,782
Varonis Systems, Inc., Class B*	602	19,222
VMware, Inc., Class A*	120	20,254
		1,070,063
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	896	168,332
NetApp, Inc.	229	17,564
Samsung Electronics Co. Ltd., GDR(a)	22	27,786
Super Micro Computer, Inc.*	91	25,032
		238,714
TOTAL COMMON STOCKS (Cost $8,713,132)		8,185,336

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $18,299
(Cost $18,294)	18,294	18,294

Total Investments - 99.7% (Cost $8,731,426)		8,203,630
Other assets less liabilities - 0.3%		23,179
Net Assets - 100.0%		8,226,809

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	80.8%
China	4.8%
Canada	2.3%
Germany	2.1%
Ireland	2.0%
United Kingdom	1.6%
Japan	1.6%
South Korea	1.2%
Denmark	0.6%
Taiwan	0.4%
Singapore	0.4%
India	0.3%
Saudi Arabia	0.3%
Australia	0.3%
Thailand	0.2%
Israel	0.2%
Sweden	0.2%
Netherlands	0.1%
Switzerland	0.1%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Nanotechnology ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Biotechnology - 7.1%
CureVac NV*(a)	9,197	82,129
Moderna, Inc.*	833	94,187
Novavax, Inc.*(a)	3,541	28,328
		204,644
Chemicals - 7.2%
Advanced Nano Products Co. Ltd.	446	53,247
JSR Corp.	4,799	134,245
Nanofilm Technologies International Ltd.(b)	27,258	21,379
		208,871
Electronic Equipment, Instruments & Components - 9.7%
Coherent Corp.*	3,242	121,997
Lightwave Logic, Inc.*(a)	4,652	29,354
nLight, Inc.*	1,877	21,417
Oxford Instruments plc	2,371	66,529
Park Systems Corp.	286	38,948
		278,245
Health Care Equipment & Supplies - 2.3%
Jeol Ltd.	2,117	67,659

Life Sciences Tools & Services - 6.6%
Agilent Technologies, Inc.	813	98,430
Bruker Corp.	1,399	91,774
		190,204
Semiconductors & Semiconductor Equipment - 62.7%
Advanced Micro Devices, Inc.*	1,238	130,881
Applied Materials, Inc.	979	149,552
ASML Holding NV	175	115,356
Axcelis Technologies, Inc.*	936	179,852
Entegris, Inc.	1,477	149,576
Intel Corp.	3,563	125,204
KLA Corp.	285	143,033
Lam Research Corp.	211	148,207
Onto Innovation, Inc.*	1,367	189,986
SCREEN Holdings Co. Ltd.	1,370	139,830
SkyWater Technology, Inc.*	1,804	12,087
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,246	116,588
Ultra Clean Holdings, Inc.*	1,840	64,694
Ulvac, Inc.	2,028	78,809
Veeco Instruments, Inc.*	2,123	61,970
		1,805,625
Technology Hardware, Storage & Peripherals - 4.0%
Canon, Inc.	4,654	114,771

TOTAL COMMON STOCKS (Cost $2,946,468)		2,870,019

SECURITIES LENDING REINVESTMENTS(c) - 2.7%

INVESTMENT COMPANIES - 2.7%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $78,753)	78,753	78,753

Total Investments - 102.3% (Cost $3,025,221)		2,948,772
Liabilities in excess of other assets - (2.3%)		(67,545)
Net Assets - 100.0%		2,881,227

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $106,546, collateralized in the form of cash with a value of $78,753 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $36,817 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from September 7, 2023 – November 15, 2052. The total value of collateral is $115,570.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $78,753.

Abbreviations
ADR	American Depositary Receipt

Nanotechnology ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	63.9%
Japan	18.6%
Taiwan	4.0%
Netherlands	4.0%
South Korea	3.2%
Germany	2.9%
United Kingdom	2.3%
Singapore	0.7%
Other[a]	0.4%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Nasdaq-100 Dorsey Wright Momentum ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Automobiles - 4.5%
Tesla, Inc.*	1,910	492,933

Commercial Services & Supplies - 4.7%
Copart, Inc.*	11,480	514,648

Entertainment - 4.8%
Netflix, Inc.*	1,216	527,355

Health Care Equipment & Supplies - 4.6%
IDEXX Laboratories, Inc.*	1,001	511,921

Hotels, Restaurants & Leisure - 5.2%
Booking Holdings, Inc.*	187	580,641

Interactive Media & Services - 4.7%
Meta Platforms, Inc., Class A*	1,740	514,849

Machinery - 4.7%
PACCAR, Inc.	6,274	516,287

Semiconductors & Semiconductor Equipment - 27.9%
Advanced Micro Devices, Inc.*	4,636	490,118
ASML Holding NV (Registered), NYRS	713	470,958
Broadcom, Inc.	605	558,348
Marvell Technology, Inc.	8,471	493,436
Microchip Technology, Inc.	5,990	490,222
NVIDIA Corp.	1,182	583,376
		3,086,458
Software - 34.1%
Adobe, Inc.*	1,044	583,951
ANSYS, Inc.*	1,561	497,756
Cadence Design Systems, Inc.*	2,233	536,903
Datadog, Inc., Class A*	4,952	477,769
Palo Alto Networks, Inc.*	2,228	542,072
Synopsys, Inc.*	1,184	543,326
Workday, Inc., Class A*	2,400	586,800
		3,768,577
Specialty Retail - 4.7%
O'Reilly Automotive, Inc.*	559	525,292

TOTAL COMMON STOCKS (Cost $9,628,292)		11,038,961

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(a) - 0.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $23,898
(Cost $23,895)	23,895	23,895

Total Investments - 100.1% (Cost $9,652,187)		11,062,856
Liabilities in excess of other assets - (0.1%)		(8,207)
Net Assets - 100.0%		11,054,649

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
NYRS	New York Registry Shares

Nasdaq-100 Dorsey Wright Momentum ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Nasdaq-100 Dorsey Wright Momentum ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	95.6%
Netherlands	4.3%
Other[a]	0.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

On-Demand ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%

Entertainment - 52.2%
Activision Blizzard, Inc.	314	28,885
Bilibili, Inc., Class Z*	1,095	16,378
Capcom Co. Ltd.	623	26,304
Electronic Arts, Inc.	198	23,756
Krafton, Inc.*	132	15,479
NCSoft Corp.	73	13,890
NetEase, Inc.	1,457	30,432
Netflix, Inc.*	63	27,322
Nexon Co. Ltd.	1,218	24,754
ROBLOX Corp., Class A*	631	17,851
Spotify Technology SA*	167	25,713
Square Enix Holdings Co. Ltd.	383	14,557
Take-Two Interactive Software, Inc.*	184	26,165
Ubisoft Entertainment SA*	407	12,340
		303,826
Ground Transportation - 13.4%
Grab Holdings Ltd., Class A*	8,158	30,756
Lyft, Inc., Class A*	1,476	17,387
Uber Technologies, Inc.*	637	30,086
		78,229
Hotels, Restaurants & Leisure - 21.2%
Delivery Hero SE*(a)	645	23,587
DoorDash, Inc., Class A*	373	31,381
Just Eat Takeaway.com NV*(a)	954	13,450
Meituan, Class B*(a)	1,637	26,823
Zomato Ltd.*	23,926	28,207
		123,448
Interactive Media & Services - 4.3%
Snap, Inc., Class A*	2,439	25,244

Leisure Products - 1.6%
Peloton Interactive, Inc., Class A*	1,445	9,219

Semiconductors & Semiconductor Equipment - 7.3%
Ambarella, Inc.*	174	10,814
NVIDIA Corp.	64	31,587
		42,401
TOTAL COMMON STOCKS (Cost $1,051,115)		582,367
Total Investments - 100.0% (Cost $1,051,115)		582,367
Other assets less liabilities - 0.0%(b)		155
Net Assets - 100.0%		582,522

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Represents less than 0.05% of net assets.

On-Demand ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

On-Demand ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	52.4%
China	12.6%
Japan	11.3%
South Korea	9.1%
Singapore	5.3%
India	4.9%
United Kingdom	2.3%
France	2.1%
Other[a]	0.0%*
100.0%

*	Amount represents less than 0.05%
a	Includes any non-equity securities and net other assets (liabilities).

Online Retail ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Broadline Retail - 63.3%
Alibaba Group Holding Ltd., ADR*	117,030	10,872,087
Amazon.com, Inc.*	175,229	24,183,354
Coupang, Inc., Class A*	248,074	4,708,445
eBay, Inc.	149,989	6,716,507
Etsy, Inc.*	53,899	3,965,349
Global-e Online Ltd.*	40,694	1,612,703
JD.com, Inc., ADR	85,683	2,845,533
MercadoLibre, Inc.*	2,522	3,461,092
Ozon Holdings plc, ADR*‡(a)	60,470	—
PDD Holdings, Inc., ADR*	54,165	5,360,710
		63,725,780
Entertainment - 4.3%
Sea Ltd., ADR*	114,384	4,304,270

Specialty Retail - 28.6%
Buckle, Inc. (The)	103,465	3,780,611
Carvana Co.*	85,645	4,312,226
Chewy, Inc., Class A*	151,563	3,634,481
Farfetch Ltd., Class A*(b)	520,872	1,484,485
Overstock.com, Inc.*	145,057	3,787,439
Revolve Group, Inc., Class A*	253,251	3,710,127
Wayfair, Inc., Class A*(b)	60,400	4,174,244
Williams-Sonoma, Inc.	27,491	3,881,729
		28,765,342
Textiles, Apparel & Luxury Goods - 3.7%
Figs, Inc., Class A*	604,039	3,732,961

TOTAL COMMON STOCKS (Cost $146,935,559)		100,528,353

SECURITIES LENDING REINVESTMENTS(c) - 4.9%

INVESTMENT COMPANIES - 4.9%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $4,905,802)	4,905,802	4,905,802

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $101,518
(Cost $101,504)	101,504	101,504

Total Investments - 104.9% (Cost $151,942,865)		105,535,659
Liabilities in excess of other assets - (4.9%)		(4,976,084)
Net Assets - 100.0%		100,559,575

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of August 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $4,798,515, collateralized in the form of cash with a value of $4,905,802 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $4,905,802.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Pet Care ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Distributors - 0.0%(a)
Arata Corp.	618	22,979

Diversified Consumer Services - 2.2%
Rover Group, Inc., Class A*	296,367	2,006,405

Food Products - 18.4%
Freshpet, Inc.*	118,301	8,932,908
General Mills, Inc.	28,341	1,917,552
I-TAIL Corp. PCL, NVDR	1,758,728	1,039,642
J M Smucker Co. (The)	4,809	697,065
Nestle SA (Registered)	35,616	4,289,967
		16,877,134
Health Care Equipment & Supplies - 12.8%
IDEXX Laboratories, Inc.*	18,612	9,518,363
Vimian Group AB*(b)	571,355	1,687,685
Zomedica Corp.*	2,878,321	532,489
		11,738,537
Health Care Providers & Services - 8.1%
Cencora, Inc.	8,200	1,443,036
CVS Group plc	162,606	4,366,973
Patterson Cos., Inc.	4,040	121,362
PetIQ, Inc., Class A*	80,632	1,538,458
		7,469,829
Household Products - 4.7%
Central Garden & Pet Co.*	27,436	1,211,025
Colgate-Palmolive Co.	40,125	2,947,984
Spectrum Brands Holdings, Inc.	1,918	159,520
		4,318,529
Insurance - 4.5%
Anicom Holdings, Inc.	209,307	930,765
Trupanion, Inc.*	105,934	3,149,418
		4,080,183
Pharmaceuticals - 30.4%
Dechra Pharmaceuticals plc	194,849	9,394,529
Elanco Animal Health, Inc.*	23,419	285,712
Merck & Co., Inc.	39,406	4,294,466
SwedenCare AB	174,435	752,005
Virbac SA	12,352	3,696,714
Zoetis, Inc., Class A	49,303	9,392,715
		27,816,141
Specialty Retail - 18.4%
Chewy, Inc., Class A*	228,434	5,477,847
Musti Group OYJ	91,442	2,028,714
Pet Valu Holdings Ltd.	109,436	2,028,842
Petco Health & Wellness Co., Inc., Class A*	445,417	2,267,173
PetMed Express, Inc.	60,379	680,471
Pets at Home Group plc	911,873	4,361,887
		16,844,934
TOTAL COMMON STOCKS (Cost $130,140,613)		91,174,671

SECURITIES LENDING REINVESTMENTS(c) - 0.7%

INVESTMENT COMPANIES - 0.7%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $672,830)	672,830	672,830

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $269,399
(Cost $269,359)	269,359	269,359

Total Investments - 100.5% (Cost $131,082,802)		92,116,860
Liabilities in excess of other assets - (0.5%)		(469,546)
Net Assets - 100.0%		91,647,314

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $946,998, collateralized in the form of cash with a value of $672,830 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $339,223 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from May 15, 2024 – August 15, 2052. The total value of collateral is $1,012,053.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $672,830.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Pet Care ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Pet Care ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	66.4%
United Kingdom	19.8%
France	4.0%
Sweden	2.7%
Canada	2.2%
Finland	2.2%
Thailand	1.1%
Japan	1.1%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Banks - 26.0%
Associated Banc-Corp.	480,173	8,321,398
Atlantic Union Bankshares Corp.	274,431	8,147,856
Bank of Marin Bancorp	418,721	7,880,329
Cadence Bank	387,905	8,875,266
Cambridge Bancorp	136,292	7,252,097
Camden National Corp.	243,332	7,978,856
Central Pacific Financial Corp.	479,315	8,133,976
First Busey Corp.	380,623	7,688,585
First Interstate BancSystem, Inc., Class A	322,273	8,350,094
First Merchants Corp.	277,904	8,292,655
First of Long Island Corp. (The)	666,788	8,708,251
Fulton Financial Corp.	630,035	8,398,367
Glacier Bancorp, Inc.	234,603	7,087,357
Horizon Bancorp, Inc.	767,003	8,582,764
Independent Bank Corp.	157,266	8,495,509
Lakeland Bancorp, Inc.	540,630	7,303,911
Peoples Bancorp, Inc.	276,672	7,129,838
Premier Financial Corp.	477,348	8,993,236
S&T Bancorp, Inc.	268,434	7,604,735
Sandy Spring Bancorp, Inc.	319,479	7,105,213
Simmons First National Corp., Class A	435,815	7,766,223
Southside Bancshares, Inc.	279,921	8,425,622
Tompkins Financial Corp.	132,861	6,899,472
United Bankshares, Inc.	243,837	7,334,617
United Community Banks, Inc.	302,459	8,166,393
Washington Trust Bancorp, Inc.	279,155	7,816,340
WesBanco, Inc.	290,646	7,370,783
		214,109,743
Building Products - 2.3%
Apogee Enterprises, Inc.	193,168	9,747,257
Griffon Corp.	223,243	9,347,185
		19,094,442
Capital Markets - 1.1%
Cohen & Steers, Inc.	131,774	8,589,029

Chemicals - 5.6%
Avient Corp.	203,891	8,178,068
Balchem Corp.	60,358	8,480,299
HB Fuller Co.	121,446	8,808,478
Quaker Chemical Corp.	39,489	7,008,508
Sensient Technologies Corp.	104,438	6,434,425
Stepan Co.	81,634	7,124,199
		46,033,977
Commercial Services & Supplies - 4.0%
ABM Industries, Inc.	172,181	7,820,461
Healthcare Services Group, Inc.	573,489	6,623,798
HNI Corp.	301,782	9,886,378
Matthews International Corp., Class A	197,543	8,332,364
		32,663,001
Construction & Engineering - 1.2%
Comfort Systems USA, Inc.	51,288	9,466,226

Consumer Staples Distribution & Retail - 2.1%
Andersons, Inc. (The)	184,937	9,498,364
SpartanNash Co.	364,223	7,925,493
		17,423,857
Diversified Telecommunication Services - 1.1%
Cogent Communications Holdings, Inc.	129,217	9,120,136

Electric Utilities - 3.7%
ALLETE, Inc.	130,973	7,190,418
Otter Tail Corp.	105,408	8,682,457
PNM Resources, Inc.	174,699	7,740,913
Portland General Electric Co.	163,118	7,154,355
		30,768,143
Electronic Equipment, Instruments & Components - 1.1%
Badger Meter, Inc.	53,730	8,923,478

Financial Services - 0.9%
Cass Information Systems, Inc.	200,761	7,697,177

Food Products - 1.8%
J & J Snack Foods Corp.	52,057	8,440,001
Lancaster Colony Corp.	40,695	6,722,407
		15,162,408
Gas Utilities - 5.2%
Chesapeake Utilities Corp.	61,950	6,820,695
New Jersey Resources Corp.	161,298	6,801,937
Northwest Natural Holding Co.	184,682	7,254,309
ONE Gas, Inc.	98,281	7,122,424
Southwest Gas Holdings, Inc.	129,967	8,048,856
Spire, Inc.	120,565	7,042,202
		43,090,423
Health Care Equipment & Supplies - 1.7%
Atrion Corp.	14,539	6,762,089
LeMaitre Vascular, Inc.	124,957	7,223,764
		13,985,853
Health Care Providers & Services - 1.1%
Ensign Group, Inc. (The)	87,120	8,731,166

Health Care REITs - 0.9%
Universal Health Realty Income Trust, REIT	165,070	7,697,214

Household Products - 1.1%
WD-40 Co.	42,257	9,079,762

Industrial REITs - 1.0%
Terreno Realty Corp., REIT	132,205	8,049,962

Insurance - 0.9%
Horace Mann Educators Corp.	256,722	7,357,653

Leisure Products - 0.9%
Johnson Outdoors, Inc., Class A	134,180	7,502,004

Machinery - 9.8%
Alamo Group, Inc.	44,211	7,588,818
Douglas Dynamics, Inc.	264,674	8,011,682
Franklin Electric Co., Inc.	82,705	7,998,401
Hillenbrand, Inc.	154,957	7,506,117
Hyster-Yale Materials Handling, Inc.	151,008	6,896,535
Kadant, Inc.	37,773	8,300,239
Lindsay Corp.	64,386	7,990,303
Standex International Corp.	56,753	8,718,963
Trinity Industries, Inc.	351,444	8,810,701

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Watts Water Technologies, Inc., Class A	46,160	8,713,623
		80,535,382
Marine Transportation - 1.1%
Matson, Inc.	106,397	9,350,168

Media - 0.9%
John Wiley & Sons, Inc., Class A	206,072	7,657,636

Metals & Mining - 3.3%
Kaiser Aluminum Corp.	117,472	8,918,474
Materion Corp.	73,402	7,985,404
Worthington Industries, Inc.	131,570	9,903,274
		26,807,152
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Arbor Realty Trust, Inc.(a)	574,304	9,165,892

Multi-Utilities - 2.5%
Avista Corp.	192,521	6,409,024
Black Hills Corp.	126,716	6,969,380
NorthWestern Corp.	137,236	6,916,695
		20,295,099
Personal Care Products - 0.7%
Nu Skin Enterprises, Inc., Class A	230,607	5,509,201

Professional Services - 2.8%
CSG Systems International, Inc.	163,282	8,867,846
Exponent, Inc.	84,278	7,573,221
Insperity, Inc.	64,582	6,544,094
		22,985,161
Real Estate Management & Development - 0.9%
Kennedy-Wilson Holdings, Inc.	473,718	7,565,276

Retail REITs - 0.8%
Getty Realty Corp., REIT	230,409	6,916,878

Semiconductors & Semiconductor Equipment - 0.9%
Power Integrations, Inc.	87,007	7,310,328

Tobacco - 0.9%
Universal Corp.	154,216	7,343,766

Trading Companies & Distributors - 3.1%
Applied Industrial Technologies, Inc.	59,963	9,256,489
GATX Corp.	64,350	7,602,309
McGrath RentCorp	82,823	8,373,405
		25,232,203
Water Utilities - 4.4%
American States Water Co.	89,053	7,499,153
Artesian Resources Corp., Class A	161,395	7,449,993
California Water Service Group	142,219	7,146,505
Middlesex Water Co.	96,863	7,289,909
SJW Group	106,940	7,032,375
		36,417,935
Wireless Telecommunication Services - 2.8%
Telephone and Data Systems, Inc.	1,079,113	23,190,138

TOTAL COMMON STOCKS (Cost $793,847,462)		820,827,869

SECURITIES LENDING REINVESTMENTS(b) - 1.2%

INVESTMENT COMPANIES - 1.2%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $9,475,389)	9,475,389	9,475,389

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $946,897
(Cost $946,758)	946,758	946,758

Total Investments - 101.0% (Cost $804,269,609)		831,250,016
Liabilities in excess of other assets - (1.0%)		(8,197,746)
Net Assets - 100.0%		823,052,270

(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $9,165,285, collateralized in the form of cash with a value of $9,475,389 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $9,475,389.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Russell U.S. Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Banks - 2.8%
Commerce Bancshares, Inc.	3,187	156,450
United Bankshares, Inc.	4,926	148,174
		304,624
Beverages - 4.6%
Brown-Forman Corp., Class B	2,507	165,788
Coca-Cola Co. (The)	2,717	162,558
PepsiCo, Inc.	900	160,128
		488,474
Building Products - 1.7%
Carlisle Cos., Inc.	703	184,903

Capital Markets - 4.6%
Franklin Resources, Inc.	6,269	167,633
S&P Global, Inc.	429	167,679
T. Rowe Price Group, Inc.	1,439	161,499
		496,811
Chemicals - 9.7%
Air Products and Chemicals, Inc.	579	171,089
HB Fuller Co.	2,452	177,844
PPG Industries, Inc.	1,161	164,583
RPM International, Inc.	1,969	196,388
Sherwin-Williams Co. (The)	675	183,411
Stepan Co.	1,648	143,821
		1,037,136
Commercial Services & Supplies - 3.4%
ABM Industries, Inc.	3,478	157,971
MSA Safety, Inc.	1,108	202,409
		360,380
Consumer Staples Distribution & Retail - 5.8%
Sysco Corp.	2,275	158,454
Target Corp.	1,249	158,061
Walgreens Boots Alliance, Inc.	5,149	130,321
Walmart, Inc.	1,078	175,294
		622,130
Containers & Packaging - 1.4%
Sonoco Products Co.	2,591	148,853

Distributors - 1.5%
Genuine Parts Co.	1,062	163,261

Electrical Equipment - 1.8%
Emerson Electric Co.	1,951	191,686

Food Products - 5.8%
Archer-Daniels-Midland Co.	2,270	180,011
Hormel Foods Corp.	4,035	155,711
Lancaster Colony Corp.	823	135,951
McCormick & Co., Inc. (Non-Voting)	1,821	149,468
		621,141
Gas Utilities - 5.7%
Atmos Energy Corp.	1,395	161,750
National Fuel Gas Co.	3,095	166,326
Northwest Natural Holding Co.	3,732	146,593
UGI Corp.	5,546	139,648
		614,317
Health Care Equipment & Supplies - 4.8%
Abbott Laboratories	1,627	167,418
Becton Dickinson & Co.	658	183,878
Medtronic plc	1,974	160,881
		512,177
Health Care REITs - 1.5%
Universal Health Realty Income Trust, REIT	3,335	155,511

Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	574	161,380

Household Durables - 1.3%
Leggett & Platt, Inc.	5,091	143,566

Household Products - 6.1%
Clorox Co. (The)	1,040	162,708
Colgate-Palmolive Co.	2,165	159,062
Kimberly-Clark Corp.	1,219	157,044
Procter & Gamble Co. (The)	1,120	172,861
		651,675
Industrial Conglomerates - 1.6%
3M Co.	1,626	173,445

Insurance - 6.5%
Aflac, Inc.	2,403	179,192
Cincinnati Financial Corp.	1,612	170,533
Old Republic International Corp.	6,465	176,818
RLI Corp.	1,246	163,874
		690,417
Machinery - 6.5%
Dover Corp.	1,151	170,693
Illinois Tool Works, Inc.	692	171,166
Nordson Corp.	705	172,119
Stanley Black & Decker, Inc.	1,900	179,322
		693,300
Metals & Mining - 1.8%
Nucor Corp.	1,116	192,064

Multi-Utilities - 2.8%
Black Hills Corp.	2,562	140,910
Consolidated Edison, Inc.	1,745	155,235
		296,145
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp.	1,029	165,772

Pharmaceuticals - 1.5%
Johnson & Johnson	1,022	165,237

Professional Services - 1.8%
Automatic Data Processing, Inc.	762	194,013

Retail REITs - 1.6%
Federal Realty Investment Trust, REIT	1,707	167,184

Specialty Retail - 1.7%
Lowe's Cos., Inc.	780	179,774

Tobacco - 1.4%
Universal Corp.	3,115	148,336

Trading Companies & Distributors - 1.5%
WW Grainger, Inc.	232	165,681

Russell U.S. Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Water Utilities - 5.5%
American States Water Co.	1,800	151,578
California Water Service Group	2,873	144,368
Middlesex Water Co.	1,958	147,359
SJW Group	2,162	142,173
		585,478
TOTAL COMMON STOCKS (Cost $10,767,400)		10,674,871

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $3,526
(Cost $3,526)	3,526	3,526

Total Investments - 99.8% (Cost $10,770,926)		10,678,397
Other assets less liabilities - 0.2%		24,195
Net Assets - 100.0%		10,702,592

(a)	Represents less than 0.05% of net assets.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Bond ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 98.0%

Aerospace & Defense - 3.3%
Boeing Co. (The)
5.71%, 5/1/2040	150,000	145,823
5.81%, 5/1/2050	20,000	19,460
5.93%, 5/1/2060	43,000	41,502
Lockheed Martin Corp.
5.90%, 11/15/2063	43,000	47,357
Northrop Grumman Corp.
3.25%, 1/15/2028	15,000	13,972
RTX Corp.
3.95%, 8/16/2025	53,000	51,510
4.50%, 6/1/2042	56,000	48,864
		368,488
Automobiles - 2.0%
General Motors Co.
6.13%, 10/1/2025	74,000	74,273
5.00%, 10/1/2028	34,000	32,989
6.60%, 4/1/2036	66,000	66,357
5.95%, 4/1/2049	49,000	43,947
		217,566
Banks - 6.8%
Bank of America Corp.
4.00%, 1/22/2025	2,000	1,948
4.25%, 10/22/2026	93,000	89,308
Series L, 4.18%, 11/25/2027	25,000	23,724
5.00%, 1/21/2044	73,000	69,465
Citigroup, Inc.
3.20%, 10/21/2026	29,000	27,049
4.45%, 9/29/2027	89,000	85,054
Discover Bank
4.65%, 9/13/2028	50,000	45,935
JPMorgan Chase & Co.
3.88%, 9/10/2024	64,000	62,749
3.90%, 7/15/2025	79,000	76,757
2.95%, 10/1/2026	22,000	20,555
KeyBank NA
4.15%, 8/8/2025	40,000	37,846
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	37,000	31,044
US Bancorp
3.60%, 9/11/2024	22,000	21,525
Wells Fargo & Co.
3.00%, 2/19/2025	2,000	1,923
3.55%, 9/29/2025	27,000	25,895
3.00%, 4/22/2026	2,000	1,875
3.00%, 10/23/2026	141,000	130,600
		753,252
Beverages - 0.8%
Coca-Cola Co. (The)
2.25%, 1/5/2032	25,000	20,990
3.00%, 3/5/2051	8,000	5,782
Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	25,000	24,412
4.50%, 4/15/2052	10,000	8,514
Molson Coors Beverage Co.
4.20%, 7/15/2046	32,000	25,372
		85,070
Biotechnology - 5.8%
AbbVie, Inc.
2.60%, 11/21/2024	73,000	70,421
3.60%, 5/14/2025	2,000	1,940
3.20%, 5/14/2026	80,000	76,041
4.70%, 5/14/2045	127,000	114,270
4.88%, 11/14/2048	11,000	10,157
4.25%, 11/21/2049	32,000	26,952
Amgen, Inc.
5.51%, 3/2/2026	50,000	50,004
2.20%, 2/21/2027	49,000	44,518
3.35%, 2/22/2032	65,000	56,745
5.25%, 3/2/2033	70,000	69,657
Biogen, Inc.
2.25%, 5/1/2030	42,000	34,588
Gilead Sciences, Inc.
3.65%, 3/1/2026	20,000	19,242
1.65%, 10/1/2030	1,000	804
2.60%, 10/1/2040	89,000	62,226
2.80%, 10/1/2050	3,000	1,931
		639,496
Broadline Retail - 2.2%
Amazon.com, Inc.
4.60%, 12/1/2025	136,000	134,937
4.95%, 12/5/2044	67,000	66,263
2.50%, 6/3/2050	36,000	22,942
4.10%, 4/13/2062	27,000	22,399
		246,541
Building Products - 0.4%
Carrier Global Corp.
3.58%, 4/5/2050	63,000	45,149

Capital Markets - 4.5%
Charles Schwab Corp. (The)
2.45%, 3/3/2027	40,000	35,991
Goldman Sachs Group, Inc. (The)
3.85%, 1/26/2027	67,000	63,579
3.80%, 3/15/2030	125,000	113,738
6.75%, 10/1/2037	31,000	32,881
Morgan Stanley
3.13%, 7/27/2026	100,000	93,571
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038(a)	112,000	108,947
Nasdaq, Inc.
5.35%, 6/28/2028	21,000	20,993
6.10%, 6/28/2063	32,000	31,584
		501,284

S&P 500® Bond ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

Chemicals - 0.7%
Celanese US Holdings LLC
6.35%, 11/15/2028	50,000	50,155
6.33%, 7/15/2029	22,000	21,862
DuPont de Nemours, Inc.
4.73%, 11/15/2028	10,000	9,863
		81,880
Consumer Finance - 1.3%
American Express Co.
2.55%, 3/4/2027	74,000	67,280
5.85%, 11/5/2027	34,000	34,731
John Deere Capital Corp.
4.75%, 1/20/2028	40,000	39,813
		141,824
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.
1.60%, 4/20/2030	72,000	59,414
Target Corp.
4.50%, 9/15/2032	13,000	12,548
Walmart, Inc.
4.15%, 9/9/2032	63,000	61,073
4.50%, 9/9/2052	25,000	23,258
		156,293
Diversified Telecommunication Services - 8.2%
AT&T, Inc.
4.30%, 2/15/2030	3,000	2,800
2.75%, 6/1/2031	266,000	219,843
3.50%, 9/15/2053	233,000	153,375
Sprint Capital Corp.
6.88%, 11/15/2028	157,000	165,726
Verizon Communications, Inc.
1.45%, 3/20/2026	2,000	1,814
4.13%, 3/16/2027	3,000	2,889
2.10%, 3/22/2028	36,000	31,453
4.33%, 9/21/2028	187,000	179,054
4.02%, 12/3/2029	2,000	1,858
4.86%, 8/21/2046	100,000	88,011
3.55%, 3/22/2051	2,000	1,402
2.99%, 10/30/2056	4,000	2,390
3.70%, 3/22/2061	83,000	56,525
		907,140
Electric Utilities - 4.2%
Duke Energy Corp.
4.50%, 8/15/2032	50,000	46,544
Exelon Corp.
4.05%, 4/15/2030	50,000	46,222
NextEra Energy Capital Holdings, Inc.
4.90%, 2/28/2028	21,000	20,632
2.25%, 6/1/2030	35,000	28,780
5.25%, 2/28/2053	46,000	42,603
Pacific Gas and Electric Co.
4.50%, 7/1/2040	25,000	19,257
3.50%, 8/1/2050	161,000	101,378
PacifiCorp
5.50%, 5/15/2054	23,000	20,373
Public Service Co. of Colorado
5.25%, 4/1/2053	50,000	46,193
Southern California Edison Co.
5.85%, 11/1/2027	39,000	39,912
Southern Co. (The)
5.20%, 6/15/2033	56,000	54,459
		466,353
Energy Equipment & Services - 0.0%(b)
Halliburton Co.
2.92%, 3/1/2030	1,000	872

Entertainment - 3.1%
Netflix, Inc.
5.88%, 2/15/2025	50,000	50,202
Walt Disney Co. (The)
3.80%, 3/22/2030	84,000	78,683
2.65%, 1/13/2031	8,000	6,859
3.60%, 1/13/2051	41,000	30,859
Warnermedia Holdings, Inc.
5.14%, 3/15/2052	223,000	177,775
		344,378
Financial Services - 1.6%
Fidelity National Information Services, Inc.
2.25%, 3/1/2031	30,000	24,226
Fiserv, Inc.
4.40%, 7/1/2049	85,000	69,485
Global Payments, Inc.
2.90%, 5/15/2030	50,000	42,252
PayPal Holdings, Inc.
1.65%, 6/1/2025	31,000	29,036
Visa, Inc.
4.15%, 12/14/2035	16,000	15,108
		180,107
Food Products - 0.8%
Conagra Brands, Inc.
5.40%, 11/1/2048	29,000	26,400
Kraft Heinz Foods Co.
3.00%, 6/1/2026	26,000	24,510
4.38%, 6/1/2046	50,000	41,393
		92,303
Ground Transportation - 0.5%
Union Pacific Corp.
2.80%, 2/14/2032	68,000	58,139

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories
4.75%, 11/30/2036	155,000	154,019
4.90%, 11/30/2046	29,000	28,285
Baxter International, Inc.
1.92%, 2/1/2027	25,000	22,235
GE HealthCare Technologies, Inc.
6.38%, 11/22/2052	40,000	43,068
Medtronic Global Holdings SCA
4.50%, 3/30/2033	61,000	59,048
		306,655

S&P 500® Bond ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

Health Care Providers & Services - 8.7%
Cigna Group (The)
4.13%, 11/15/2025	25,000	24,351
4.90%, 12/15/2048	105,000	93,648
CVS Health Corp.
4.30%, 3/25/2028	118,000	113,302
3.75%, 4/1/2030	2,000	1,820
1.88%, 2/28/2031	57,000	44,766
4.78%, 3/25/2038	1,000	896
5.05%, 3/25/2048	54,000	47,372
5.88%, 6/1/2053	88,000	86,218
Elevance Health, Inc.
5.13%, 2/15/2053	63,000	59,242
HCA, Inc.
5.25%, 4/15/2025	168,000	166,344
5.25%, 6/15/2049	48,000	41,898
3.50%, 7/15/2051	50,000	33,310
Humana, Inc.
1.35%, 2/3/2027	50,000	43,988
UnitedHealth Group, Inc.
3.75%, 7/15/2025	125,000	121,773
5.25%, 2/15/2028	46,000	46,898
4.00%, 5/15/2029	45,000	43,017
		968,843
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc.
4.63%, 4/13/2030	38,000	37,167
Marriott International, Inc.
Series GG, 3.50%, 10/15/2032	55,000	46,748
Starbucks Corp.
2.55%, 11/15/2030	53,000	44,972
		128,887
Industrial Conglomerates - 0.2%
3M Co.
2.88%, 10/15/2027	25,000	23,007

Industrial REITs - 0.4%
Prologis LP
REIT, 4.75%, 6/15/2033	49,000	46,980

Insurance - 0.8%
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	56,000	48,763
4.25%, 1/15/2049	20,000	17,604
MetLife, Inc.
4.55%, 3/23/2030	27,000	26,256
		92,623
Interactive Media & Services - 1.8%
Alphabet, Inc.
1.10%, 8/15/2030	50,000	40,111
1.90%, 8/15/2040	69,000	46,313
Meta Platforms, Inc.
5.60%, 5/15/2053	107,000	107,706
		194,130
IT Services - 1.2%
International Business Machines Corp.
3.50%, 5/15/2029	137,000	126,346
1.95%, 5/15/2030	2,000	1,650
4.25%, 5/15/2049	1,000	826
		128,822
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	50,000	40,330

Media - 3.2%
Comcast Corp.
3.95%, 10/15/2025	8,000	7,791
4.15%, 10/15/2028	5,000	4,820
2.65%, 2/1/2030	32,000	27,836
1.50%, 2/15/2031	164,000	128,392
2.99%, 11/1/2063	185,000	111,865
Discovery Communications LLC
3.63%, 5/15/2030	7,000	6,151
Fox Corp.
4.71%, 1/25/2029	29,000	27,970
Paramount Global
4.20%, 5/19/2032(c)	45,000	37,501
		352,326
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co.
4.60%, 5/1/2053	11,000	9,057
Dominion Energy, Inc.
5.38%, 11/15/2032	23,000	22,699
		31,756
Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.
1.55%, 5/11/2025	57,000	53,609
ConocoPhillips Co.
5.55%, 3/15/2054	51,000	51,100
Diamondback Energy, Inc.
4.25%, 3/15/2052	45,000	33,785
Exxon Mobil Corp.
2.99%, 3/19/2025	20,000	19,360
2.61%, 10/15/2030	67,000	58,049
4.23%, 3/19/2040	26,000	23,245
4.33%, 3/19/2050	10,000	8,671
Kinder Morgan, Inc.
4.30%, 6/1/2025	50,000	48,876
MPLX LP
1.75%, 3/1/2026	13,000	11,841
2.65%, 8/15/2030	45,000	37,361
ONEOK, Inc.
6.05%, 9/1/2033	53,000	53,411
Pioneer Natural Resources Co.
5.10%, 3/29/2026	28,000	27,780
Targa Resources Partners LP
4.00%, 1/15/2032	50,000	43,131
Williams Cos., Inc. (The)
5.30%, 8/15/2052	25,000	22,513
		492,732

S&P 500® Bond ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

Passenger Airlines - 0.2%
Southwest Airlines Co.
5.13%, 6/15/2027	22,000	21,735

Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	95,000	87,972
Eli Lilly & Co.
5.00%, 2/27/2026	54,000	54,018
Johnson & Johnson
2.45%, 3/1/2026	45,000	42,459
Merck & Co., Inc.
2.15%, 12/10/2031	165,000	134,940
2.75%, 12/10/2051	20,000	13,127
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2026	232,000	228,245
4.75%, 5/19/2033	37,000	36,439
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	38,000	35,915
		633,115
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom Corp.
3.88%, 1/15/2027	123,000	116,852
Broadcom, Inc.
4.15%, 11/15/2030	3,000	2,743
4.30%, 11/15/2032	2,000	1,808
Intel Corp.
4.88%, 2/10/2028	33,000	32,796
5.05%, 8/5/2062	52,000	46,200
5.90%, 2/10/2063	59,000	59,241
Micron Technology, Inc.
4.19%, 2/15/2027	50,000	47,645
NVIDIA Corp.
2.85%, 4/1/2030	71,000	63,739
		371,024
Software - 5.7%
Microsoft Corp.
3.30%, 2/6/2027	92,000	88,413
3.50%, 2/12/2035	13,000	11,847
2.53%, 6/1/2050	45,000	29,761
3.04%, 3/17/2062	81,000	56,042
Oracle Corp.
5.80%, 11/10/2025	97,000	97,921
1.65%, 3/25/2026	145,000	132,124
2.80%, 4/1/2027	49,000	45,006
2.95%, 4/1/2030	2,000	1,734
3.60%, 4/1/2040	2,000	1,514
3.65%, 3/25/2041	130,000	98,413
4.00%, 7/15/2046	2,000	1,505
Salesforce, Inc.
2.90%, 7/15/2051	100,000	66,948
		631,228
Specialized REITs - 0.7%
Crown Castle, Inc.
REIT, 3.80%, 2/15/2028	48,000	44,634
Equinix, Inc.
REIT, 3.20%, 11/18/2029	39,000	34,155
		78,789
Specialty Retail - 2.1%
Home Depot, Inc. (The)
4.50%, 9/15/2032	109,000	106,600
5.88%, 12/16/2036	2,000	2,146
2.38%, 3/15/2051	22,000	13,102
Lowe's Cos., Inc.
4.50%, 4/15/2030	14,000	13,497
5.63%, 4/15/2053	100,000	97,131
		232,476
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.
1.13%, 5/11/2025	113,000	105,656
3.25%, 2/23/2026	12,000	11,535
3.35%, 2/9/2027	95,000	90,803
1.20%, 2/8/2028	130,000	112,336
3.45%, 2/9/2045	50,000	40,586
4.65%, 2/23/2046	6,000	5,750
2.65%, 2/8/2051	109,000	72,400
2.80%, 2/8/2061	1,000	646
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(d)	22,000	22,576
		462,288
Tobacco - 1.9%
Altria Group, Inc.
5.80%, 2/14/2039	136,000	132,568
Philip Morris International, Inc.
5.13%, 11/17/2027	83,000	82,830
		215,398
Wireless Telecommunication Services - 1.0%
T-Mobile USA, Inc.
3.50%, 4/15/2025	2,000	1,933
4.75%, 2/1/2028	20,000	19,421
4.80%, 7/15/2028	25,000	24,436
5.05%, 7/15/2033	61,000	58,869
3.40%, 10/15/2052	12,000	8,133
		112,792
TOTAL CORPORATE BONDS (Cost $11,740,820)		10,852,071

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(e) - 0.3%

INVESTMENT COMPANIES - 0.3%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $34,400)	34,400	34,400

S&P 500® Bond ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENTS(f) - 0.9%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $102,123
(Cost $102,110)	102,110	102,110

Total Investments - 99.2% (Cost $11,877,330)		10,988,581
Other assets less liabilities - 0.8%		94,159
Net Assets - 100.0%		11,082,740

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of August 31, 2023.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $33,334, collateralized in the form of cash with a value of $34,400 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2023.
(e)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $34,400.
(f)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 1.6%
General Dynamics Corp.	829,821	188,070,631

Air Freight & Logistics - 2.9%
CH Robinson Worldwide, Inc.	1,844,015	166,754,276
Expeditors International of Washington, Inc.	1,444,939	168,638,831
		335,393,107
Beverages - 4.4%
Brown-Forman Corp., Class B	2,614,025	172,865,473
Coca-Cola Co. (The)	2,891,495	172,998,146
PepsiCo, Inc.	945,959	168,305,025
		514,168,644
Biotechnology - 1.6%
AbbVie, Inc.	1,261,368	185,370,641

Building Products - 1.5%
A O Smith Corp.	2,394,628	173,610,530

Capital Markets - 4.3%
Franklin Resources, Inc.	6,115,912	163,539,487
S&P Global, Inc.	427,161	166,960,149
T. Rowe Price Group, Inc.	1,496,662	167,970,376
		498,470,012
Chemicals - 9.1%
Air Products and Chemicals, Inc.	597,827	176,651,900
Albemarle Corp.	856,748	170,244,395
Ecolab, Inc.	953,400	175,244,454
Linde plc	469,479	181,707,152
PPG Industries, Inc.	1,238,110	175,514,474
Sherwin-Williams Co. (The)	673,842	183,096,348
		1,062,458,723
Commercial Services & Supplies - 1.5%
Cintas Corp.	353,730	178,340,054

Consumer Staples Distribution & Retail - 5.7%
Sysco Corp.	2,382,310	165,927,891
Target Corp.	1,333,749	168,785,936
Walgreens Boots Alliance, Inc.	5,894,351	149,186,024
Walmart, Inc.	1,133,728	184,355,510
		668,255,361
Containers & Packaging - 1.5%
Amcor plc	17,863,783	173,993,246

Distributors - 1.5%
Genuine Parts Co.	1,146,320	176,223,774

Electric Utilities - 1.4%
NextEra Energy, Inc.	2,392,092	159,791,746

Electrical Equipment - 1.6%
Emerson Electric Co.	1,957,968	192,370,356

Food Products - 5.9%
Archer-Daniels-Midland Co.	2,173,059	172,323,579
Hormel Foods Corp.	4,457,129	172,000,608
J M Smucker Co. (The)	1,179,410	170,955,480
McCormick & Co., Inc. (Non-Voting)	2,034,505	166,992,170
		682,271,837
Gas Utilities - 1.5%
Atmos Energy Corp.	1,466,287	170,015,978

Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	1,575,666	162,136,031
Becton Dickinson & Co.	645,077	180,266,768
Medtronic plc	2,034,734	165,830,821
		508,233,620
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	1,940,923	169,500,806

Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	611,570	171,942,905

Household Products - 7.6%
Church & Dwight Co., Inc.	1,841,383	178,190,633
Clorox Co. (The)	1,163,978	182,104,358
Colgate-Palmolive Co.	2,330,964	171,255,925
Kimberly-Clark Corp.	1,316,636	169,622,216
Procter & Gamble Co. (The)	1,177,182	181,686,270
		882,859,402
Industrial Conglomerates - 1.6%
3M Co.	1,732,067	184,759,587

Insurance - 6.4%
Aflac, Inc.	2,492,449	185,861,922
Brown & Brown, Inc.	2,557,029	189,475,849
Chubb Ltd.	900,585	180,900,509
Cincinnati Financial Corp.	1,757,863	185,964,326
		742,202,606
IT Services - 1.6%
International Business Machines Corp.	1,294,273	190,038,105

Life Sciences Tools & Services - 1.7%
West Pharmaceutical Services, Inc.	480,249	195,413,318

Machinery - 9.4%
Caterpillar, Inc.	696,315	195,755,036
Dover Corp.	1,187,471	176,101,949
Illinois Tool Works, Inc.	710,084	175,639,277
Nordson Corp.	737,427	180,035,428
Pentair plc	2,725,667	191,505,364
Stanley Black & Decker, Inc.	1,872,889	176,763,264
		1,095,800,318
Metals & Mining - 1.6%
Nucor Corp.	1,083,724	186,508,900

Multi-Utilities - 1.4%
Consolidated Edison, Inc.	1,859,394	165,411,690

Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	1,116,071	179,799,038
Exxon Mobil Corp.	1,711,552	190,307,467
		370,106,505
Personal Care Products - 0.1%
Kenvue, Inc.	565,631	13,037,795

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Pharmaceuticals - 1.4%
Johnson & Johnson	978,252	158,163,783

Professional Services - 1.6%
Automatic Data Processing, Inc.	754,082	191,996,818

Residential REITs - 1.5%
Essex Property Trust, Inc., REIT	738,963	176,161,390

Retail REITs - 2.8%
Federal Realty Investment Trust, REIT	1,750,361	171,430,356
Realty Income Corp., REIT	2,849,974	159,712,543
		331,142,899
Software - 1.6%
Roper Technologies, Inc.	364,736	182,025,148

Specialty Retail - 1.5%
Lowe's Cos., Inc.	771,808	177,886,308

Trading Companies & Distributors - 1.4%
WW Grainger, Inc.	234,776	167,662,933

TOTAL COMMON STOCKS (Cost $10,562,329,202)		11,619,659,476

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $3,307,076
(Cost $3,306,591)	3,306,591	3,306,591

Total Investments - 99.8% (Cost $10,565,635,793)		11,622,966,067
Other assets less liabilities - 0.2%		26,958,516
Net Assets - 100.0%		11,649,924,583

(a)	Represents less than 0.05% of net assets.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Aerospace & Defense - 1.7%
Axon Enterprise, Inc.*	73	15,542
Boeing Co. (The)*	580	129,937
General Dynamics Corp.	231	52,354
Howmet Aerospace, Inc.	377	18,650
Huntington Ingalls Industries, Inc.	41	9,033
L3Harris Technologies, Inc.	194	34,550
Lockheed Martin Corp.	231	103,569
Northrop Grumman Corp.	146	63,231
RTX Corp.	1,498	128,888
Textron, Inc.	207	16,086
TransDigm Group, Inc.*	54	48,808
		620,648
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	120	10,852
Expeditors International of Washington, Inc.	157	18,323
FedEx Corp.	237	61,862
United Parcel Service, Inc., Class B	744	126,033
		217,070
Automobile Components - 0.1%
Aptiv plc*	278	28,203
BorgWarner, Inc.	241	9,821
		38,024
Automobiles - 2.2%
Ford Motor Co.	4,030	48,884
General Motors Co.	1,426	47,785
Tesla, Inc.*	2,762	712,817
		809,486
Banks - 3.1%
Bank of America Corp.	7,110	203,844
Citigroup, Inc.	1,996	82,415
Citizens Financial Group, Inc.	496	13,952
Comerica, Inc.	135	6,495
Fifth Third Bancorp	698	18,532
Huntington Bancshares, Inc.	1,480	16,413
JPMorgan Chase & Co.	2,996	438,405
KeyCorp	959	10,865
M&T Bank Corp.	171	21,383
PNC Financial Services Group, Inc. (The)	409	49,379
Regions Financial Corp.	962	17,643
Truist Financial Corp.	1,365	41,701
US Bancorp	1,431	52,274
Wells Fargo & Co.	3,848	158,884
Zions Bancorp NA	152	5,396
		1,137,581
Beverages - 1.7%
Brown-Forman Corp., Class B	187	12,366
Coca-Cola Co. (The)	3,991	238,781
Constellation Brands, Inc., Class A	166	43,253
Keurig Dr Pepper, Inc.	864	29,074
Molson Coors Beverage Co., Class B	193	12,254
Monster Beverage Corp.*	784	45,009
PepsiCo, Inc.	1,413	251,401
		632,138
Biotechnology - 2.1%
AbbVie, Inc.	1,809	265,851
Amgen, Inc.	548	140,474
Biogen, Inc.*	148	39,569
Gilead Sciences, Inc.	1,279	97,818
Incyte Corp.*	190	12,261
Moderna, Inc.*	336	37,991
Regeneron Pharmaceuticals, Inc.*	112	92,567
Vertex Pharmaceuticals, Inc.*	264	91,962
		778,493
Broadline Retail - 3.5%
Amazon.com, Inc.*	9,154	1,263,344
eBay, Inc.	549	24,584
Etsy, Inc.*	127	9,343
		1,297,271
Building Products - 0.5%
A O Smith Corp.	128	9,280
Allegion plc	91	10,357
Carrier Global Corp.	856	49,177
Johnson Controls International plc	704	41,578
Masco Corp.	231	13,631
Trane Technologies plc	234	48,031
		172,054
Capital Markets - 2.8%
Ameriprise Financial, Inc.	108	36,459
Bank of New York Mellon Corp. (The)	737	33,069
BlackRock, Inc.	154	107,883
Cboe Global Markets, Inc.	109	16,318
Charles Schwab Corp. (The)	1,524	90,145
CME Group, Inc.	368	74,586
FactSet Research Systems, Inc.	39	17,020
Franklin Resources, Inc.	292	7,808
Goldman Sachs Group, Inc. (The)	350	114,698
Intercontinental Exchange, Inc.	574	67,726
Invesco Ltd.	470	7,482
MarketAxess Holdings, Inc.	39	9,396
Moody's Corp.	162	54,562
Morgan Stanley	1,336	113,760
MSCI, Inc., Class A	82	44,577
Nasdaq, Inc.	347	18,211
Northern Trust Corp.	213	16,203
Raymond James Financial, Inc.	196	20,500
S&P Global, Inc.	336	131,329
State Street Corp.	343	23,578
T. Rowe Price Group, Inc.	230	25,813
		1,031,123
Chemicals - 1.8%
Air Products and Chemicals, Inc.	228	67,372
Albemarle Corp.	120	23,845
Celanese Corp.	103	13,015
CF Industries Holdings, Inc.	200	15,414
Corteva, Inc.	729	36,822
Dow, Inc.	725	39,556
DuPont de Nemours, Inc.	471	36,215
Eastman Chemical Co.	122	10,371
Ecolab, Inc.	254	46,688
FMC Corp.	129	11,124
International Flavors & Fragrances, Inc.	261	18,387
Linde plc	502	194,294
LyondellBasell Industries NV, Class A	260	25,680
Mosaic Co. (The)	340	13,209
PPG Industries, Inc.	242	34,306

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Sherwin-Williams Co. (The)	241	65,485
		651,783
Commercial Services & Supplies - 0.5%
Cintas Corp.	89	44,871
Copart, Inc.*	880	39,450
Republic Services, Inc.	211	30,412
Rollins, Inc.	238	9,418
Waste Management, Inc.	380	59,576
		183,727
Communications Equipment - 1.0%
Arista Networks, Inc.*	256	49,979
Cisco Systems, Inc.	4,200	240,870
F5, Inc.*	63	10,311
Juniper Networks, Inc.	329	9,580
Motorola Solutions, Inc.	172	48,774
		359,514
Construction & Engineering - 0.1%
Quanta Services, Inc.	149	31,271

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	64	28,570
Vulcan Materials Co.	136	29,682
		58,252
Consumer Finance - 0.5%
American Express Co.	610	96,374
Capital One Financial Corp.	392	40,137
Discover Financial Services	260	23,418
Synchrony Financial	440	14,203
		174,132
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	455	249,922
Dollar General Corp.	225	31,162
Dollar Tree, Inc.*	213	26,063
Kroger Co. (The)	670	31,081
Sysco Corp.	519	36,148
Target Corp.	474	59,985
Walgreens Boots Alliance, Inc.	734	18,578
Walmart, Inc.	1,439	233,996
		686,935
Containers & Packaging - 0.2%
Amcor plc	1,509	14,698
Avery Dennison Corp.	83	15,636
Ball Corp.	323	17,587
International Paper Co.	356	12,431
Packaging Corp. of America	93	13,866
Sealed Air Corp.	148	5,485
Westrock Co.	262	8,570
		88,273
Distributors - 0.1%
Genuine Parts Co.	144	22,137
LKQ Corp.	260	13,658
Pool Corp.	40	14,624
		50,419
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	7,331	108,425
Verizon Communications, Inc.	4,311	150,799
		259,224
Electric Utilities - 1.7%
Alliant Energy Corp.	257	12,894
American Electric Power Co., Inc.	528	41,395
Constellation Energy Corp.	332	34,581
Duke Energy Corp.	790	70,152
Edison International	393	27,058
Entergy Corp.	216	20,574
Evergy, Inc.	236	12,973
Eversource Energy	358	22,848
Exelon Corp.	1,019	40,882
FirstEnergy Corp.	558	20,127
NextEra Energy, Inc.	2,075	138,610
NRG Energy, Inc.	236	8,862
PG&E Corp.*	1,658	27,025
Pinnacle West Capital Corp.	116	8,963
PPL Corp.	755	18,815
Southern Co. (The)	1,118	75,722
Xcel Energy, Inc.	564	32,221
		613,702
Electrical Equipment - 0.6%
AMETEK, Inc.	236	37,644
Eaton Corp. plc	408	93,991
Emerson Electric Co.	586	57,575
Generac Holdings, Inc.*	64	7,604
Rockwell Automation, Inc.	118	36,825
		233,639
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	610	53,912
CDW Corp.	138	29,139
Corning, Inc.	785	25,764
Keysight Technologies, Inc.*	182	24,261
TE Connectivity Ltd.	324	42,894
Teledyne Technologies, Inc.*	48	20,078
Trimble, Inc.*	254	13,917
Zebra Technologies Corp., Class A*	53	14,575
		224,540
Entertainment - 1.4%
Activision Blizzard, Inc.	734	67,521
Electronic Arts, Inc.	267	32,035
Live Nation Entertainment, Inc.*	147	12,426
Netflix, Inc.*	456	197,758
Take-Two Interactive Software, Inc.*	163	23,178
Walt Disney Co. (The)*	1,874	156,816
Warner Bros Discovery, Inc.*	2,273	29,867
		519,601
Financial Services - 4.5%
Berkshire Hathaway, Inc., Class B*	1,828	658,446
Fidelity National Information Services, Inc.	607	33,907
Fiserv, Inc.*	633	76,840
FleetCor Technologies, Inc.*	77	20,923
Global Payments, Inc.	269	34,080
Jack Henry & Associates, Inc.	76	11,915
Mastercard, Inc., Class A	858	354,045
PayPal Holdings, Inc.*	1,144	71,511
Visa, Inc., Class A	1,660	407,829
		1,669,496
Food Products - 1.0%
Archer-Daniels-Midland Co.	558	44,250
Bunge Ltd.	154	17,605
Campbell Soup Co.	206	8,590
Conagra Brands, Inc.	489	14,611
General Mills, Inc.	602	40,731
Hershey Co. (The)	151	32,444
Hormel Foods Corp.	297	11,461
J M Smucker Co. (The)	110	15,945
Kellogg Co.	263	16,048

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Kraft Heinz Co. (The)	818	27,068
Lamb Weston Holdings, Inc.	149	14,514
McCormick & Co., Inc. (Non-Voting)	257	21,095
Mondelez International, Inc., Class A	1,397	99,550
Tyson Foods, Inc., Class A	292	15,555
		379,467
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	148	17,161

Ground Transportation - 0.8%
CSX Corp.	2,085	62,967
JB Hunt Transport Services, Inc.	85	15,970
Norfolk Southern Corp.	234	47,972
Old Dominion Freight Line, Inc.	93	39,746
Union Pacific Corp.	625	137,856
		304,511
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	1,784	183,574
Align Technology, Inc.*	74	27,390
Baxter International, Inc.	519	21,071
Becton Dickinson & Co.	291	81,320
Boston Scientific Corp.*	1,475	79,562
Cooper Cos., Inc. (The)	51	18,869
DENTSPLY SIRONA, Inc.	218	8,086
Dexcom, Inc.*	398	40,190
Edwards Lifesciences Corp.*	622	47,564
GE HealthCare Technologies, Inc.	401	28,250
Hologic, Inc.*	252	18,834
IDEXX Laboratories, Inc.*	85	43,470
Insulet Corp.*	72	13,803
Intuitive Surgical, Inc.*	360	112,565
Medtronic plc	1,365	111,248
ResMed, Inc.	151	24,098
STERIS plc	102	23,418
Stryker Corp.	346	98,108
Teleflex, Inc.	48	10,212
Zimmer Biomet Holdings, Inc.	213	25,373
		1,017,005
Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	261	22,793
Cencora, Inc.	166	29,213
Centene Corp.*	562	34,647
Cigna Group (The)	303	83,707
CVS Health Corp.	1,315	85,699
DaVita, Inc.*	57	5,838
Elevance Health, Inc.	243	107,408
HCA Healthcare, Inc.	211	58,510
Henry Schein, Inc.*	135	10,333
Humana, Inc.	128	59,089
Laboratory Corp. of America Holdings	91	18,937
McKesson Corp.	139	57,312
Molina Healthcare, Inc.*	60	18,607
Quest Diagnostics, Inc.	116	15,254
UnitedHealth Group, Inc.	955	455,134
Universal Health Services, Inc., Class B	65	8,756
		1,071,237
Health Care REITs - 0.2%
Healthpeak Properties, Inc., REIT	561	11,545
Ventas, Inc., REIT	410	17,909
Welltower, Inc., REIT	510	42,269
		71,723
Hotel & Resort REITs - 0.0%(a)
Host Hotels & Resorts, Inc., REIT	729	11,511

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.*	39	121,096
Caesars Entertainment, Inc.*	220	12,157
Carnival Corp.*	1,030	16,295
Chipotle Mexican Grill, Inc.*	29	55,873
Darden Restaurants, Inc.	124	19,283
Domino's Pizza, Inc.	37	14,334
Expedia Group, Inc.*	146	15,825
Hilton Worldwide Holdings, Inc.	271	40,284
Las Vegas Sands Corp.	337	18,488
Marriott International, Inc., Class A	264	53,727
McDonald's Corp.	749	210,581
MGM Resorts International	310	13,634
Norwegian Cruise Line Holdings Ltd.*	435	7,208
Royal Caribbean Cruises Ltd.*	225	22,261
Starbucks Corp.	1,175	114,492
Wynn Resorts Ltd.	107	10,848
Yum! Brands, Inc.	288	37,261
		783,647
Household Durables - 0.4%
DR Horton, Inc.	319	37,967
Garmin Ltd.	157	16,645
Lennar Corp., Class A	260	30,963
Mohawk Industries, Inc.*	55	5,577
Newell Brands, Inc.	386	4,084
NVR, Inc.*	3	19,132
PulteGroup, Inc.	229	18,792
Whirlpool Corp.	57	7,978
		141,138
Household Products - 1.4%
Church & Dwight Co., Inc.	250	24,193
Clorox Co. (The)	127	19,869
Colgate-Palmolive Co.	851	62,523
Kimberly-Clark Corp.	346	44,575
Procter & Gamble Co. (The)	2,417	373,040
		524,200
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	686	12,300

Industrial Conglomerates - 0.9%
3M Co.	565	60,268
General Electric Co.	1,117	127,852
Honeywell International, Inc.	682	128,175
		316,295
Industrial REITs - 0.3%
Prologis, Inc., REIT	947	117,617

Insurance - 2.2%
Aflac, Inc.	564	42,057
Allstate Corp. (The)	270	29,109
American International Group, Inc.	742	43,422
Aon plc, Class A	210	70,012
Arch Capital Group Ltd.*	382	29,361
Arthur J Gallagher & Co.	219	50,475
Assurant, Inc.	55	7,663
Brown & Brown, Inc.	242	17,932
Chubb Ltd.	425	85,370

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Cincinnati Financial Corp.	161	17,032
Everest Group Ltd.	44	15,870
Globe Life, Inc.	91	10,153
Hartford Financial Services Group, Inc. (The)	318	22,839
Lincoln National Corp.	158	4,054
Loews Corp.	194	12,045
Marsh & McLennan Cos., Inc.	508	99,055
MetLife, Inc.	660	41,804
Principal Financial Group, Inc.	232	18,029
Progressive Corp. (The)	600	80,082
Prudential Financial, Inc.	374	35,407
Travelers Cos., Inc. (The)	237	38,211
W R Berkley Corp.	206	12,743
Willis Towers Watson plc	110	22,744
		805,469
Interactive Media & Services - 6.0%
Alphabet, Inc., Class A*	6,093	829,684
Alphabet, Inc., Class C*	5,241	719,851
Match Group, Inc.*	286	13,405
Meta Platforms, Inc., Class A*	2,268	671,079
		2,234,019
IT Services - 1.3%
Accenture plc, Class A	647	209,479
Akamai Technologies, Inc.*	156	16,394
Cognizant Technology Solutions Corp., Class A	520	37,237
DXC Technology Co.*	234	4,853
EPAM Systems, Inc.*	60	15,539
Gartner, Inc.*	81	28,324
International Business Machines Corp.	931	136,699
VeriSign, Inc.*	93	19,325
		467,850
Leisure Products - 0.0%(a)
Hasbro, Inc.	134	9,648

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	303	36,684
Bio-Rad Laboratories, Inc., Class A*	22	8,804
Bio-Techne Corp.	162	12,701
Charles River Laboratories International, Inc.*	53	10,961
Danaher Corp.	681	180,465
Illumina, Inc.*	162	26,766
IQVIA Holdings, Inc.*	190	42,300
Mettler-Toledo International, Inc.*	23	27,910
Revvity, Inc.	129	15,097
Thermo Fisher Scientific, Inc.	396	220,612
Waters Corp.*	61	17,129
West Pharmaceutical Services, Inc.	77	31,331
		630,760
Machinery - 1.9%
Caterpillar, Inc.	528	148,437
Cummins, Inc.	145	33,356
Deere & Co.	277	113,830
Dover Corp.	143	21,207
Fortive Corp.	363	28,623
IDEX Corp.	78	17,659
Illinois Tool Works, Inc.	284	70,247
Ingersoll Rand, Inc.	415	28,888
Nordson Corp.	56	13,672
Otis Worldwide Corp.	424	36,273
PACCAR, Inc.	536	44,107
Parker-Hannifin Corp.	132	55,031
Pentair plc	170	11,944
Snap-on, Inc.	55	14,773
Stanley Black & Decker, Inc.	157	14,818
Westinghouse Air Brake Technologies Corp.	184	20,704
Xylem, Inc.	246	25,471
		699,040
Media - 0.8%
Charter Communications, Inc., Class A*	107	46,879
Comcast Corp., Class A	4,265	199,431
Fox Corp., Class A	276	9,124
Fox Corp., Class B	140	4,273
Interpublic Group of Cos., Inc. (The)	396	12,914
News Corp., Class A	391	8,403
News Corp., Class B	121	2,662
Omnicom Group, Inc.	205	16,607
Paramount Global, Class B(b)	519	7,832
		308,125
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	1,470	58,668
Newmont Corp.	815	32,127
Nucor Corp.	257	44,230
Steel Dynamics, Inc.	165	17,587
		152,612
Multi-Utilities - 0.7%
Ameren Corp.	269	21,324
CenterPoint Energy, Inc.	647	18,045
CMS Energy Corp.	299	16,801
Consolidated Edison, Inc.	356	31,670
Dominion Energy, Inc.	858	41,647
DTE Energy Co.	212	21,916
NiSource, Inc.	424	11,346
Public Service Enterprise Group, Inc.	512	31,273
Sempra	645	45,292
WEC Energy Group, Inc.	324	27,255
		266,569
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc., REIT	162	18,847
Boston Properties, Inc., REIT	146	9,749
		28,596
Passenger Airlines - 0.2%
Alaska Air Group, Inc.*	132	5,540
American Airlines Group, Inc.*	670	9,869
Delta Air Lines, Inc.	659	28,258
Southwest Airlines Co.	610	19,276
United Airlines Holdings, Inc.*	336	16,736
		79,679
Personal Care Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	238	38,206
Kenvue, Inc.	1,767	40,729
		78,935
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	2,154	132,794
Catalent, Inc.*	184	9,194
Eli Lilly & Co.	808	447,794

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Johnson & Johnson	2,470	399,350
Merck & Co., Inc.	2,602	283,566
Organon & Co.	261	5,731
Pfizer, Inc.	5,789	204,815
Viatris, Inc.	1,230	13,222
Zoetis, Inc., Class A	474	90,302
		1,586,768
Professional Services - 0.8%
Automatic Data Processing, Inc.	424	107,955
Broadridge Financial Solutions, Inc.	121	22,531
Ceridian HCM Holding, Inc.*	159	11,531
Equifax, Inc.	126	26,044
Jacobs Solutions, Inc.	130	17,527
Leidos Holdings, Inc.	140	13,651
Paychex, Inc.	329	40,214
Paycom Software, Inc.	50	14,742
Robert Half, Inc.	111	8,210
Verisk Analytics, Inc., Class A	148	35,848
		298,253
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	319	27,131
CoStar Group, Inc.*	419	34,354
		61,485
Residential REITs - 0.3%
AvalonBay Communities, Inc., REIT	145	26,654
Camden Property Trust, REIT	110	11,838
Equity Residential, REIT	350	22,690
Essex Property Trust, Inc., REIT	67	15,972
Invitation Homes, Inc., REIT	596	20,318
Mid-America Apartment Communities, Inc., REIT	120	17,428
UDR, Inc., REIT	318	12,688
		127,588
Retail REITs - 0.3%
Federal Realty Investment Trust, REIT	76	7,443
Kimco Realty Corp., REIT	635	12,027
Realty Income Corp., REIT	690	38,668
Regency Centers Corp., REIT	169	10,512
Simon Property Group, Inc., REIT	335	38,019
		106,669
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc.*	1,651	174,544
Analog Devices, Inc.	519	94,344
Applied Materials, Inc.	866	132,290
Broadcom, Inc.	428	394,997
Enphase Energy, Inc.*	140	17,714
First Solar, Inc.*	103	19,479
Intel Corp.	4,277	150,294
KLA Corp.	140	70,262
Lam Research Corp.	137	96,229
Microchip Technology, Inc.	561	45,912
Micron Technology, Inc.	1,122	78,473
Monolithic Power Systems, Inc.	46	23,976
NVIDIA Corp.	2,535	1,251,149
NXP Semiconductors NV	266	54,722
ON Semiconductor Corp.*	442	43,519
Qorvo, Inc.*	103	11,061
QUALCOMM, Inc.	1,142	130,793
Skyworks Solutions, Inc.	163	17,725
SolarEdge Technologies, Inc.*	58	9,429
Teradyne, Inc.	159	17,151
Texas Instruments, Inc.	931	156,464
		2,990,527
Software - 10.6%
Adobe, Inc.*	471	263,449
ANSYS, Inc.*	89	28,379
Autodesk, Inc.*	219	48,605
Cadence Design Systems, Inc.*	280	67,323
Fair Isaac Corp.*	26	23,519
Fortinet, Inc.*	669	40,281
Gen Digital, Inc.	583	11,806
Intuit, Inc.	288	156,041
Microsoft Corp.	7,624	2,498,842
Oracle Corp.	1,578	189,975
Palo Alto Networks, Inc.*	310	75,423
PTC, Inc.*	110	16,189
Roper Technologies, Inc.	110	54,897
Salesforce, Inc.*	1,004	222,346
ServiceNow, Inc.*	209	123,065
Synopsys, Inc.*	156	71,587
Tyler Technologies, Inc.*	43	17,133
		3,908,860
Specialized REITs - 1.1%
American Tower Corp., REIT	478	86,671
Crown Castle, Inc., REIT	444	44,622
Digital Realty Trust, Inc., REIT	299	39,384
Equinix, Inc., REIT	96	75,013
Extra Space Storage, Inc., REIT	216	27,795
Iron Mountain, Inc., REIT	299	18,998
Public Storage, REIT	162	44,774
SBA Communications Corp., Class A, REIT	112	25,147
VICI Properties, Inc., REIT	1,030	31,765
Weyerhaeuser Co., REIT	750	24,563
		418,732
Specialty Retail - 2.2%
AutoZone, Inc.*	19	48,095
Bath & Body Works, Inc.	235	8,665
Best Buy Co., Inc.	200	15,290
CarMax, Inc.*	162	13,232
Home Depot, Inc. (The)	1,038	342,851
Lowe's Cos., Inc.	611	140,823
O'Reilly Automotive, Inc.*	63	59,201
Ross Stores, Inc.	351	42,755
TJX Cos., Inc. (The)	1,181	109,219
Tractor Supply Co.	113	24,691
Ulta Beauty, Inc.*	52	21,582
		826,404
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	15,162	2,848,485
Hewlett Packard Enterprise Co.	1,328	22,563
HP, Inc.	889	26,412
NetApp, Inc.	219	16,797
Seagate Technology Holdings plc	198	14,017
Western Digital Corp.*	328	14,760
		2,943,034
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	1,263	128,460
Ralph Lauren Corp.	42	4,898
Tapestry, Inc.	238	7,930
VF Corp.	339	6,699
		147,987

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Tobacco - 0.6%
Altria Group, Inc.	1,830	80,923
Philip Morris International, Inc.	1,592	152,927
		233,850
Trading Companies & Distributors - 0.3%
Fastenal Co.	586	33,742
United Rentals, Inc.	71	33,834
WW Grainger, Inc.	46	32,851
		100,427
Water Utilities - 0.1%
American Water Works Co., Inc.	200	27,748

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	591	80,524

TOTAL COMMON STOCKS (Cost $33,866,123)		36,926,366

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $16)	16	16

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(d) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $17,214
(Cost $17,211)	17,211	17,211

Total Investments - 99.9% (Cost $33,883,350)		36,943,593
Other assets less liabilities - 0.1%		50,537
Net Assets - 100.0%		36,994,130

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $7,817, collateralized in the form of cash with a value of $16 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $8,101 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2024 – February 15, 2051. The total value of collateral is $8,117.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $16.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 1.9%
Axon Enterprise, Inc.*	89	18,949
Boeing Co. (The)*	714	159,958
General Dynamics Corp.	283	64,139
Howmet Aerospace, Inc.	464	22,954
Huntington Ingalls Industries, Inc.	51	11,236
L3Harris Technologies, Inc.	239	42,564
Lockheed Martin Corp.	284	127,331
Northrop Grumman Corp.	181	78,389
RTX Corp.	1,842	158,486
Textron, Inc.	255	19,816
TransDigm Group, Inc.*	67	60,558
		764,380
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	146	13,203
Expeditors International of Washington, Inc.	192	22,408
FedEx Corp.	292	76,218
United Parcel Service, Inc., Class B	914	154,832
		266,661
Automobile Components - 0.1%
Aptiv plc*	342	34,696
BorgWarner, Inc.	296	12,062
		46,758
Automobiles - 2.5%
Ford Motor Co.	4,957	60,128
General Motors Co.	1,754	58,777
Tesla, Inc.*	3,397	876,698
		995,603
Beverages - 1.9%
Brown-Forman Corp., Class B	230	15,210
Coca-Cola Co. (The)	4,909	293,705
Constellation Brands, Inc., Class A	203	52,894
Keurig Dr Pepper, Inc.	1,062	35,736
Molson Coors Beverage Co., Class B	236	14,984
Monster Beverage Corp.*	964	55,343
PepsiCo, Inc.	1,738	309,225
		777,097
Biotechnology - 2.4%
AbbVie, Inc.	2,225	326,986
Amgen, Inc.	675	173,030
Biogen, Inc.*	183	48,927
Gilead Sciences, Inc.	1,573	120,303
Incyte Corp.*	233	15,035
Moderna, Inc.*	414	46,811
Regeneron Pharmaceuticals, Inc.*	137	113,229
Vertex Pharmaceuticals, Inc.*	325	113,211
		957,532
Broadline Retail - 3.9%
Amazon.com, Inc.*	11,260	1,553,993
eBay, Inc.	675	30,226
Etsy, Inc.*	155	11,403
		1,595,622
Building Products - 0.5%
A O Smith Corp.	157	11,382
Allegion plc	112	12,747
Carrier Global Corp.	1,054	60,552
Johnson Controls International plc	865	51,087
Masco Corp.	284	16,759
Trane Technologies plc	288	59,115
		211,642
Chemicals - 2.0%
Air Products and Chemicals, Inc.	280	82,737
Albemarle Corp.	147	29,210
Celanese Corp.	126	15,921
CF Industries Holdings, Inc.	246	18,959
Corteva, Inc.	896	45,257
Dow, Inc.	891	48,613
DuPont de Nemours, Inc.	579	44,519
Eastman Chemical Co.	150	12,752
Ecolab, Inc.	312	57,349
FMC Corp.	157	13,538
International Flavors & Fragrances, Inc.	321	22,614
Linde plc	617	238,804
LyondellBasell Industries NV, Class A	319	31,508
Mosaic Co. (The)	419	16,278
PPG Industries, Inc.	297	42,103
Sherwin-Williams Co. (The)	296	80,429
		800,591
Commercial Services & Supplies - 0.6%
Cintas Corp.	110	55,459
Copart, Inc.*	1,082	48,506
Republic Services, Inc.	260	37,474
Rollins, Inc.	292	11,554
Waste Management, Inc.	468	73,373
		226,366
Communications Equipment - 1.1%
Arista Networks, Inc.*	314	61,302
Cisco Systems, Inc.	5,166	296,270
F5, Inc.*	78	12,765
Juniper Networks, Inc.	405	11,794
Motorola Solutions, Inc.	212	60,117
		442,248
Construction & Engineering - 0.1%
Quanta Services, Inc.	184	38,616

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	80	35,713
Vulcan Materials Co.	168	36,666
		72,379
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	558	306,498
Dollar General Corp.	276	38,226
Dollar Tree, Inc.*	263	32,181
Kroger Co. (The)	824	38,225
Sysco Corp.	640	44,576
Target Corp.	582	73,652
Walgreens Boots Alliance, Inc.	903	22,855
Walmart, Inc.	1,769	287,657
		843,870
Containers & Packaging - 0.3%
Amcor plc	1,856	18,078
Avery Dennison Corp.	103	19,403
Ball Corp.	396	21,562
International Paper Co.	437	15,260
Packaging Corp. of America	115	17,147
Sealed Air Corp.	183	6,782
Westrock Co.	323	10,565
		108,797

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Distributors - 0.1%
Genuine Parts Co.	178	27,364
LKQ Corp.	320	16,810
Pool Corp.	50	18,280
		62,454
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	9,017	133,361
Verizon Communications, Inc.	5,303	185,499
		318,860
Electric Utilities - 1.9%
Alliant Energy Corp.	316	15,854
American Electric Power Co., Inc.	649	50,882
Constellation Energy Corp.	409	42,601
Duke Energy Corp.	973	86,402
Edison International	482	33,186
Entergy Corp.	268	25,527
Evergy, Inc.	290	15,941
Eversource Energy	439	28,017
Exelon Corp.	1,255	50,351
FirstEnergy Corp.	686	24,744
NextEra Energy, Inc.	2,552	170,474
NRG Energy, Inc.	290	10,889
PG&E Corp.*	2,040	33,252
Pinnacle West Capital Corp.	144	11,127
PPL Corp.	931	23,201
Southern Co. (The)	1,376	93,196
Xcel Energy, Inc.	694	39,648
		755,292
Electrical Equipment - 0.7%
AMETEK, Inc.	291	46,417
Eaton Corp. plc	503	115,876
Emerson Electric Co.	722	70,937
Generac Holdings, Inc.*	80	9,505
Rockwell Automation, Inc.	146	45,564
		288,299
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	751	66,373
CDW Corp.	170	35,896
Corning, Inc.	966	31,704
Keysight Technologies, Inc.*	226	30,126
TE Connectivity Ltd.	397	52,559
Teledyne Technologies, Inc.*	60	25,098
Trimble, Inc.*	312	17,094
Zebra Technologies Corp., Class A*	66	18,151
		277,001
Energy Equipment & Services - 0.5%
Baker Hughes Co., Class A	1,276	46,179
Halliburton Co.	1,139	43,988
Schlumberger NV	1,799	106,069
		196,236
Entertainment - 1.6%
Activision Blizzard, Inc.	902	82,975
Electronic Arts, Inc.	328	39,353
Live Nation Entertainment, Inc.*	182	15,385
Netflix, Inc.*	560	242,861
Take-Two Interactive Software, Inc.*	200	28,440
Walt Disney Co. (The)*	2,304	192,799
Warner Bros Discovery, Inc.*	2,795	36,726
		638,539
Food Products - 1.2%
Archer-Daniels-Midland Co.	686	54,400
Bunge Ltd.	199	22,750
Campbell Soup Co.	253	10,550
Conagra Brands, Inc.	601	17,958
General Mills, Inc.	741	50,136
Hershey Co. (The)	187	40,179
Hormel Foods Corp.	365	14,085
J M Smucker Co. (The)	135	19,568
Kellogg Co.	324	19,770
Kraft Heinz Co. (The)	1,007	33,322
Lamb Weston Holdings, Inc.	185	18,021
McCormick & Co., Inc. (Non-Voting)	316	25,937
Mondelez International, Inc., Class A	1,719	122,496
Tyson Foods, Inc., Class A	360	19,177
		468,349
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	183	21,219

Ground Transportation - 0.9%
CSX Corp.	2,564	77,433
JB Hunt Transport Services, Inc.	106	19,915
Norfolk Southern Corp.	287	58,838
Old Dominion Freight Line, Inc.	115	49,147
Union Pacific Corp.	768	169,398
		374,731
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	2,193	225,660
Align Technology, Inc.*	90	33,313
Baxter International, Inc.	639	25,943
Becton Dickinson & Co.	358	100,043
Boston Scientific Corp.*	1,813	97,793
Cooper Cos., Inc. (The)	63	23,309
DENTSPLY SIRONA, Inc.	269	9,977
Dexcom, Inc.*	489	49,379
Edwards Lifesciences Corp.*	766	58,576
GE HealthCare Technologies, Inc.	493	34,732
Hologic, Inc.*	311	23,244
IDEXX Laboratories, Inc.*	106	54,209
Insulet Corp.*	88	16,871
Intuitive Surgical, Inc.*	441	137,892
Medtronic plc	1,677	136,676
ResMed, Inc.	186	29,684
STERIS plc	125	28,699
Stryker Corp.	427	121,076
Teleflex, Inc.	60	12,764
Zimmer Biomet Holdings, Inc.	264	31,448
		1,251,288
Health Care Providers & Services - 3.3%
Cardinal Health, Inc.	321	28,033
Cencora, Inc.	204	35,900
Centene Corp.*	692	42,662
Cigna Group (The)	373	103,045
CVS Health Corp.	1,617	105,380
DaVita, Inc.*	71	7,272
Elevance Health, Inc.	299	132,161
HCA Healthcare, Inc.	261	72,375
Henry Schein, Inc.*	165	12,629
Humana, Inc.	157	72,476
Laboratory Corp. of America Holdings	113	23,515
McKesson Corp.	171	70,507
Molina Healthcare, Inc.*	75	23,259

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Quest Diagnostics, Inc.	142	18,673
UnitedHealth Group, Inc.	1,175	559,981
Universal Health Services, Inc., Class B	81	10,911
		1,318,779
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc.*	47	145,936
Caesars Entertainment, Inc.*	271	14,976
Carnival Corp.*	1,266	20,028
Chipotle Mexican Grill, Inc.*	36	69,359
Darden Restaurants, Inc.	152	23,638
Domino's Pizza, Inc.	45	17,433
Expedia Group, Inc.*	181	19,619
Hilton Worldwide Holdings, Inc.	334	49,649
Las Vegas Sands Corp.	415	22,767
Marriott International, Inc., Class A	325	66,141
McDonald's Corp.	921	258,939
MGM Resorts International	381	16,756
Norwegian Cruise Line Holdings Ltd.*	535	8,865
Royal Caribbean Cruises Ltd.*	277	27,406
Starbucks Corp.	1,446	140,898
Wynn Resorts Ltd.	131	13,281
Yum! Brands, Inc.	352	45,542
		961,233
Household Durables - 0.4%
DR Horton, Inc.	392	46,656
Garmin Ltd.	192	20,356
Lennar Corp., Class A	320	38,109
Mohawk Industries, Inc.*	68	6,894
Newell Brands, Inc.	476	5,036
NVR, Inc.*	4	25,509
PulteGroup, Inc.	281	23,059
Whirlpool Corp.	70	9,797
		175,416
Household Products - 1.6%
Church & Dwight Co., Inc.	309	29,902
Clorox Co. (The)	155	24,250
Colgate-Palmolive Co.	1,047	76,923
Kimberly-Clark Corp.	426	54,881
Procter & Gamble Co. (The)	2,973	458,853
		644,809
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	845	15,151

Industrial Conglomerates - 1.0%
3M Co.	695	74,136
General Electric Co.	1,374	157,268
Honeywell International, Inc.	840	157,869
		389,273
Interactive Media & Services - 6.8%
Alphabet, Inc., Class A*	7,494	1,020,458
Alphabet, Inc., Class C*	6,446	885,358
Match Group, Inc.*	352	16,498
Meta Platforms, Inc., Class A*	2,791	825,829
		2,748,143
IT Services - 1.4%
Accenture plc, Class A	797	258,045
Akamai Technologies, Inc.*	191	20,072
Cognizant Technology Solutions Corp., Class A	641	45,902
DXC Technology Co.*	287	5,952
EPAM Systems, Inc.*	75	19,424
Gartner, Inc.*	101	35,318
International Business Machines Corp.	1,145	168,120
VeriSign, Inc.*	116	24,104
		576,937
Leisure Products - 0.0%(a)
Hasbro, Inc.	164	11,808

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	373	45,159
Bio-Rad Laboratories, Inc., Class A*	28	11,205
Bio-Techne Corp.	198	15,523
Charles River Laboratories International, Inc.*	66	13,650
Danaher Corp.	838	222,070
Illumina, Inc.*	199	32,879
IQVIA Holdings, Inc.*	233	51,873
Mettler-Toledo International, Inc.*	29	35,191
Revvity, Inc.	158	18,491
Thermo Fisher Scientific, Inc.	486	270,750
Waters Corp.*	76	21,341
West Pharmaceutical Services, Inc.	94	38,249
		776,381
Machinery - 2.1%
Caterpillar, Inc.	649	182,453
Cummins, Inc.	179	41,177
Deere & Co.	341	140,131
Dover Corp.	177	26,249
Fortive Corp.	446	35,167
IDEX Corp.	96	21,734
Illinois Tool Works, Inc.	350	86,572
Ingersoll Rand, Inc.	511	35,571
Nordson Corp.	69	16,846
Otis Worldwide Corp.	521	44,572
PACCAR, Inc.	659	54,229
Parker-Hannifin Corp.	162	67,538
Pentair plc	208	14,614
Snap-on, Inc.	68	18,265
Stanley Black & Decker, Inc.	193	18,215
Westinghouse Air Brake Technologies Corp.	228	25,655
Xylem, Inc.	302	31,269
		860,257
Media - 0.9%
Charter Communications, Inc., Class A*	131	57,394
Comcast Corp., Class A	5,246	245,303
Fox Corp., Class A	340	11,240
Fox Corp., Class B	173	5,280
Interpublic Group of Cos., Inc. (The)	486	15,848
News Corp., Class A	480	10,315
News Corp., Class B	147	3,234
Omnicom Group, Inc.	252	20,415
Paramount Global, Class B(b)	640	9,658
		378,687
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,807	72,117
Newmont Corp.	1,003	39,538
Nucor Corp.	316	54,384
Steel Dynamics, Inc.	202	21,531
		187,570

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Multi-Utilities - 0.8%
Ameren Corp.	331	26,238
CenterPoint Energy, Inc.	796	22,200
CMS Energy Corp.	368	20,678
Consolidated Edison, Inc.	436	38,787
Dominion Energy, Inc.	1,055	51,210
DTE Energy Co.	261	26,982
NiSource, Inc.	520	13,915
Public Service Enterprise Group, Inc.	630	38,480
Sempra	794	55,755
WEC Energy Group, Inc.	397	33,396
		327,641
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	390	17,097
Chevron Corp.	2,246	361,831
ConocoPhillips	1,526	181,640
Coterra Energy, Inc.	956	26,950
Devon Energy Corp.	809	41,332
Diamondback Energy, Inc.	227	34,454
EOG Resources, Inc.	737	94,793
EQT Corp.	456	19,708
Exxon Mobil Corp.	5,100	567,069
Hess Corp.	349	53,920
Kinder Morgan, Inc.	2,488	42,843
Marathon Oil Corp.	779	20,527
Marathon Petroleum Corp.	535	76,382
Occidental Petroleum Corp.	906	56,888
ONEOK, Inc.	564	36,773
Phillips 66	579	66,099
Pioneer Natural Resources Co.	295	70,189
Targa Resources Corp.	285	24,581
Valero Energy Corp.	456	59,234
Williams Cos., Inc. (The)	1,537	53,073
		1,905,383
Passenger Airlines - 0.2%
Alaska Air Group, Inc.*	161	6,757
American Airlines Group, Inc.*	823	12,123
Delta Air Lines, Inc.	810	34,733
Southwest Airlines Co.	751	23,732
United Airlines Holdings, Inc.*	414	20,621
		97,966
Personal Care Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	293	47,035
Kenvue, Inc.	2,175	50,134
		97,169
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	2,650	163,373
Catalent, Inc.*	228	11,393
Eli Lilly & Co.	994	550,875
Johnson & Johnson	3,038	491,184
Merck & Co., Inc.	3,201	348,845
Organon & Co.	321	7,049
Pfizer, Inc.	7,121	251,941
Viatris, Inc.	1,512	16,254
Zoetis, Inc., Class A	583	111,067
		1,951,981
Professional Services - 0.9%
Automatic Data Processing, Inc.	520	132,397
Broadridge Financial Solutions, Inc.	148	27,559
Ceridian HCM Holding, Inc.*	195	14,142
Equifax, Inc.	154	31,832
Jacobs Solutions, Inc.	160	21,571
Leidos Holdings, Inc.	173	16,869
Paychex, Inc.	404	49,381
Paycom Software, Inc.	62	18,280
Robert Half, Inc.	136	10,059
Verisk Analytics, Inc., Class A	183	44,326
		366,416
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc.*	2,031	214,717
Analog Devices, Inc.	639	116,157
Applied Materials, Inc.	1,066	162,842
Broadcom, Inc.	525	484,517
Enphase Energy, Inc.*	173	21,890
First Solar, Inc.*	125	23,640
Intel Corp.	5,261	184,872
KLA Corp.	173	86,823
Lam Research Corp.	170	119,408
Microchip Technology, Inc.	690	56,470
Micron Technology, Inc.	1,381	96,587
Monolithic Power Systems, Inc.	58	30,230
NVIDIA Corp.	3,119	1,539,382
NXP Semiconductors NV	327	67,270
ON Semiconductor Corp.*	545	53,661
Qorvo, Inc.*	126	13,531
QUALCOMM, Inc.	1,405	160,915
Skyworks Solutions, Inc.	200	21,748
SolarEdge Technologies, Inc.*	73	11,868
Teradyne, Inc.	195	21,035
Texas Instruments, Inc.	1,144	192,261
		3,679,824
Software - 11.9%
Adobe, Inc.*	579	323,858
ANSYS, Inc.*	111	35,394
Autodesk, Inc.*	269	59,702
Cadence Design Systems, Inc.*	345	82,952
Fair Isaac Corp.*	33	29,851
Fortinet, Inc.*	822	49,493
Gen Digital, Inc.	718	14,539
Intuit, Inc.	353	191,259
Microsoft Corp.	9,379	3,074,061
Oracle Corp.	1,941	233,677
Palo Alto Networks, Inc.*	382	92,941
PTC, Inc.*	135	19,868
Roper Technologies, Inc.	135	67,373
Salesforce, Inc.*	1,235	273,503
ServiceNow, Inc.*	257	151,329
Synopsys, Inc.*	191	87,648
Tyler Technologies, Inc.*	53	21,117
		4,808,565
Specialty Retail - 2.5%
AutoZone, Inc.*	24	60,752
Bath & Body Works, Inc.	289	10,655
Best Buy Co., Inc.	245	18,730
CarMax, Inc.*	199	16,254
Home Depot, Inc. (The)	1,277	421,793
Lowe's Cos., Inc.	752	173,321
O'Reilly Automotive, Inc.*	79	74,236
Ross Stores, Inc.	432	52,622
TJX Cos., Inc. (The)	1,453	134,374
Tractor Supply Co.	139	30,372
Ulta Beauty, Inc.*	64	26,562
		1,019,671

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	18,650	3,503,775
Hewlett Packard Enterprise Co.	1,636	27,796
HP, Inc.	1,094	32,503
NetApp, Inc.	269	20,632
Seagate Technology Holdings plc	243	17,202
Western Digital Corp.*	403	18,135
		3,620,043
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	1,553	157,955
Ralph Lauren Corp.	52	6,065
Tapestry, Inc.	293	9,763
VF Corp.	417	8,240
		182,023
Tobacco - 0.7%
Altria Group, Inc.	2,252	99,583
Philip Morris International, Inc.	1,959	188,182
		287,765
Trading Companies & Distributors - 0.3%
Fastenal Co.	721	41,515
United Rentals, Inc.	87	41,459
WW Grainger, Inc.	57	40,706
		123,680
Water Utilities - 0.1%
American Water Works Co., Inc.	245	33,991

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	726	98,918

TOTAL COMMON STOCKS (Cost $37,907,009)		40,445,910

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $2,837)	2,837	2,837

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $31,266
(Cost $31,263)	31,263	31,263

Total Investments - 99.9% (Cost $37,941,109)		40,480,010
Other assets less liabilities - 0.1%		32,579
Net Assets - 100.0%		40,512,589

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $9,658, collateralized in the form of cash with a value of $2,837 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $7,615 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2024 – February 15, 2051. The total value of collateral is $10,452.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $2,837.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Aerospace & Defense - 1.9%
Axon Enterprise, Inc.*	38	8,091
Boeing Co. (The)*	303	67,881
General Dynamics Corp.	121	27,423
Howmet Aerospace, Inc.	197	9,746
Huntington Ingalls Industries, Inc.	21	4,627
L3Harris Technologies, Inc.	102	18,165
Lockheed Martin Corp.	121	54,250
Northrop Grumman Corp.	77	33,348
RTX Corp.	783	67,369
Textron, Inc.	108	8,393
TransDigm Group, Inc.*	28	25,308
		324,601
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	62	5,607
Expeditors International of Washington, Inc.	82	9,570
FedEx Corp.	124	32,366
United Parcel Service, Inc., Class B	389	65,897
		113,440
Automobile Components - 0.1%
Aptiv plc*	145	14,710
BorgWarner, Inc.	126	5,135
		19,845
Automobiles - 2.4%
Ford Motor Co.	2,107	25,558
General Motors Co.	745	24,965
Tesla, Inc.*	1,444	372,667
		423,190
Banks - 3.4%
Bank of America Corp.	3,717	106,566
Citigroup, Inc.	1,044	43,107
Citizens Financial Group, Inc.	259	7,286
Comerica, Inc.	71	3,416
Fifth Third Bancorp	365	9,691
Huntington Bancshares, Inc.	774	8,584
JPMorgan Chase & Co.	1,567	229,299
KeyCorp	501	5,676
M&T Bank Corp.	89	11,129
PNC Financial Services Group, Inc. (The)	214	25,836
Regions Financial Corp.	503	9,225
Truist Financial Corp.	714	21,813
US Bancorp	748	27,324
Wells Fargo & Co.	2,012	83,075
Zions Bancorp NA	79	2,805
		594,832
Beverages - 1.9%
Brown-Forman Corp., Class B	98	6,481
Coca-Cola Co. (The)	2,087	124,865
Constellation Brands, Inc., Class A	86	22,408
Keurig Dr Pepper, Inc.	452	15,210
Molson Coors Beverage Co., Class B	101	6,412
Monster Beverage Corp.*	410	23,538
PepsiCo, Inc.	739	131,483
		330,397
Broadline Retail - 3.9%
Amazon.com, Inc.*	4,786	660,516
eBay, Inc.	287	12,852
Etsy, Inc.*	66	4,855
		678,223
Building Products - 0.5%
A O Smith Corp.	67	4,857
Allegion plc	47	5,349
Carrier Global Corp.	448	25,738
Johnson Controls International plc	368	21,734
Masco Corp.	121	7,140
Trane Technologies plc	122	25,042
		89,860
Capital Markets - 3.1%
Ameriprise Financial, Inc.	56	18,905
Bank of New York Mellon Corp. (The)	385	17,275
BlackRock, Inc.	80	56,043
Cboe Global Markets, Inc.	57	8,533
Charles Schwab Corp. (The)	797	47,143
CME Group, Inc.	193	39,117
FactSet Research Systems, Inc.	21	9,165
Franklin Resources, Inc.	153	4,091
Goldman Sachs Group, Inc. (The)	178	58,332
Intercontinental Exchange, Inc.	300	35,397
Invesco Ltd.	246	3,916
MarketAxess Holdings, Inc.	20	4,819
Moody's Corp.	85	28,628
Morgan Stanley	698	59,435
MSCI, Inc., Class A	43	23,376
Nasdaq, Inc.	182	9,551
Northern Trust Corp.	112	8,520
Raymond James Financial, Inc.	102	10,668
S&P Global, Inc.	176	68,791
State Street Corp.	179	12,304
T. Rowe Price Group, Inc.	120	13,468
		537,477
Chemicals - 1.9%
Air Products and Chemicals, Inc.	119	35,163
Albemarle Corp.	63	12,519
Celanese Corp.	54	6,823
CF Industries Holdings, Inc.	105	8,092
Corteva, Inc.	381	19,244
Dow, Inc.	379	20,678
DuPont de Nemours, Inc.	246	18,915
Eastman Chemical Co.	64	5,441
Ecolab, Inc.	133	24,447
FMC Corp.	67	5,777
International Flavors & Fragrances, Inc.	137	9,652
Linde plc	262	101,405
LyondellBasell Industries NV, Class A	136	13,433
Mosaic Co. (The)	178	6,915
PPG Industries, Inc.	126	17,862
Sherwin-Williams Co. (The)	126	34,237
		340,603
Commercial Services & Supplies - 0.5%
Cintas Corp.	46	23,192
Copart, Inc.*	460	20,622
Republic Services, Inc.	110	15,854
Rollins, Inc.	124	4,907
Waste Management, Inc.	198	31,042
		95,617
Communications Equipment - 1.1%
Arista Networks, Inc.*	134	26,161

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Cisco Systems, Inc.	2,196	125,940
F5, Inc.*	32	5,237
Juniper Networks, Inc.	172	5,009
Motorola Solutions, Inc.	90	25,521
		187,868
Construction & Engineering - 0.1%
Quanta Services, Inc.	78	16,370

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	33	14,731
Vulcan Materials Co.	71	15,496
		30,227
Consumer Finance - 0.5%
American Express Co.	319	50,399
Capital One Financial Corp.	205	20,990
Discover Financial Services	136	12,250
Synchrony Financial	230	7,424
		91,063
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	238	130,729
Dollar General Corp.	117	16,204
Dollar Tree, Inc.*	111	13,582
Kroger Co. (The)	350	16,236
Sysco Corp.	272	18,945
Target Corp.	247	31,258
Walgreens Boots Alliance, Inc.	384	9,719
Walmart, Inc.	752	122,283
		358,956
Containers & Packaging - 0.3%
Amcor plc	789	7,685
Avery Dennison Corp.	43	8,100
Ball Corp.	169	9,202
International Paper Co.	186	6,495
Packaging Corp. of America	48	7,157
Sealed Air Corp.	77	2,854
Westrock Co.	137	4,481
		45,974
Distributors - 0.2%
Genuine Parts Co.	75	11,530
LKQ Corp.	136	7,144
Pool Corp.	21	7,677
		26,351
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	3,833	56,690
Verizon Communications, Inc.	2,254	78,845
		135,535
Electric Utilities - 1.8%
Alliant Energy Corp.	135	6,773
American Electric Power Co., Inc.	276	21,638
Constellation Energy Corp.	174	18,124
Duke Energy Corp.	413	36,675
Edison International	205	14,114
Entergy Corp.	113	10,763
Evergy, Inc.	123	6,761
Eversource Energy	187	11,934
Exelon Corp.	533	21,384
FirstEnergy Corp.	292	10,533
NextEra Energy, Inc.	1,085	72,478
NRG Energy, Inc.	123	4,619
PG&E Corp.*	867	14,132
Pinnacle West Capital Corp.	61	4,714
PPL Corp.	395	9,843
Southern Co. (The)	585	39,622
Xcel Energy, Inc.	295	16,853
		320,960
Electrical Equipment - 0.7%
AMETEK, Inc.	124	19,779
Eaton Corp. plc	214	49,299
Emerson Electric Co.	306	30,065
Generac Holdings, Inc.*	33	3,921
Rockwell Automation, Inc.	62	19,349
		122,413
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	319	28,193
CDW Corp.	72	15,203
Corning, Inc.	410	13,456
Keysight Technologies, Inc.*	96	12,797
TE Connectivity Ltd.	169	22,374
Teledyne Technologies, Inc.*	25	10,458
Trimble, Inc.*	133	7,287
Zebra Technologies Corp., Class A*	28	7,700
		117,468
Energy Equipment & Services - 0.5%
Baker Hughes Co., Class A	543	19,651
Halliburton Co.	484	18,692
Schlumberger NV	764	45,046
		83,389
Entertainment - 1.5%
Activision Blizzard, Inc.	384	35,324
Electronic Arts, Inc.	140	16,797
Live Nation Entertainment, Inc.*	77	6,509
Netflix, Inc.*	238	103,216
Take-Two Interactive Software, Inc.*	85	12,087
Walt Disney Co. (The)*	980	82,006
Warner Bros Discovery, Inc.*	1,189	15,624
		271,563
Financial Services - 5.0%
Berkshire Hathaway, Inc., Class B*	956	344,351
Fidelity National Information Services, Inc.	318	17,764
Fiserv, Inc.*	331	40,180
FleetCor Technologies, Inc.*	40	10,869
Global Payments, Inc.	140	17,737
Jack Henry & Associates, Inc.	39	6,115
Mastercard, Inc., Class A	449	185,275
PayPal Holdings, Inc.*	598	37,381
Visa, Inc., Class A	868	213,250
		872,922
Food Products - 1.1%
Archer-Daniels-Midland Co.	292	23,156
Bunge Ltd.	81	9,260
Campbell Soup Co.	108	4,504
Conagra Brands, Inc.	256	7,649
General Mills, Inc.	315	21,313
Hershey Co. (The)	79	16,974
Hormel Foods Corp.	155	5,981
J M Smucker Co. (The)	57	8,262
Kellogg Co.	138	8,421
Kraft Heinz Co. (The)	428	14,162
Lamb Weston Holdings, Inc.	78	7,598
McCormick & Co., Inc. (Non-Voting)	134	10,999
Mondelez International, Inc., Class A	730	52,020

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Tyson Foods, Inc., Class A	153	8,150
		198,449
Gas Utilities - 0.1%
Atmos Energy Corp.	77	8,928

Ground Transportation - 0.9%
CSX Corp.	1,090	32,918
JB Hunt Transport Services, Inc.	44	8,267
Norfolk Southern Corp.	122	25,011
Old Dominion Freight Line, Inc.	48	20,514
Union Pacific Corp.	327	72,126
		158,836
Health Care REITs - 0.2%
Healthpeak Properties, Inc., REIT	293	6,030
Ventas, Inc., REIT	214	9,348
Welltower, Inc., REIT	266	22,046
		37,424
Hotel & Resort REITs - 0.0%(a)
Host Hotels & Resorts, Inc., REIT	381	6,016

Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.*	20	62,100
Caesars Entertainment, Inc.*	115	6,355
Carnival Corp.*	539	8,527
Chipotle Mexican Grill, Inc.*	15	28,900
Darden Restaurants, Inc.	65	10,108
Domino's Pizza, Inc.	19	7,361
Expedia Group, Inc.*	76	8,238
Hilton Worldwide Holdings, Inc.	142	21,108
Las Vegas Sands Corp.	176	9,655
Marriott International, Inc., Class A	138	28,084
McDonald's Corp.	391	109,930
MGM Resorts International	162	7,125
Norwegian Cruise Line Holdings Ltd.*	227	3,761
Royal Caribbean Cruises Ltd.*	118	11,675
Starbucks Corp.	615	59,926
Wynn Resorts Ltd.	56	5,677
Yum! Brands, Inc.	150	19,407
		407,937
Household Durables - 0.4%
DR Horton, Inc.	166	19,757
Garmin Ltd.	82	8,694
Lennar Corp., Class A	136	16,196
Mohawk Industries, Inc.*	28	2,839
Newell Brands, Inc.	202	2,137
NVR, Inc.*	2	12,755
PulteGroup, Inc.	120	9,847
Whirlpool Corp.	29	4,059
		76,284
Household Products - 1.6%
Church & Dwight Co., Inc.	131	12,677
Clorox Co. (The)	66	10,326
Colgate-Palmolive Co.	445	32,694
Kimberly-Clark Corp.	181	23,318
Procter & Gamble Co. (The)	1,264	195,086
		274,101
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	359	6,437

Industrial Conglomerates - 0.9%
3M Co.	296	31,574
General Electric Co.	584	66,845
Honeywell International, Inc.	357	67,095
		165,514
Industrial REITs - 0.4%
Prologis, Inc., REIT	495	61,479

Insurance - 2.4%
Aflac, Inc.	295	21,998
Allstate Corp. (The)	141	15,201
American International Group, Inc.	388	22,706
Aon plc, Class A	110	36,673
Arch Capital Group Ltd.*	200	15,372
Arthur J Gallagher & Co.	115	26,505
Assurant, Inc.	28	3,901
Brown & Brown, Inc.	126	9,337
Chubb Ltd.	222	44,593
Cincinnati Financial Corp.	84	8,886
Everest Group Ltd.	23	8,296
Globe Life, Inc.	48	5,356
Hartford Financial Services Group, Inc. (The)	166	11,922
Lincoln National Corp.	83	2,130
Loews Corp.	101	6,271
Marsh & McLennan Cos., Inc.	265	51,672
MetLife, Inc.	345	21,852
Principal Financial Group, Inc.	121	9,403
Progressive Corp. (The)	314	41,910
Prudential Financial, Inc.	196	18,555
Travelers Cos., Inc. (The)	124	19,993
W R Berkley Corp.	108	6,681
Willis Towers Watson plc	57	11,785
		420,998
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A*	3,185	433,701
Alphabet, Inc., Class C*	2,740	376,339
Match Group, Inc.*	149	6,984
Meta Platforms, Inc., Class A*	1,186	350,926
		1,167,950
IT Services - 1.4%
Accenture plc, Class A	339	109,758
Akamai Technologies, Inc.*	82	8,617
Cognizant Technology Solutions Corp., Class A	272	19,478
DXC Technology Co.*	122	2,530
EPAM Systems, Inc.*	31	8,029
Gartner, Inc.*	42	14,687
International Business Machines Corp.	487	71,506
VeriSign, Inc.*	49	10,182
		244,787
Leisure Products - 0.0%(a)
Hasbro, Inc.	70	5,040

Machinery - 2.1%
Caterpillar, Inc.	276	77,592
Cummins, Inc.	76	17,483
Deere & Co.	145	59,586
Dover Corp.	75	11,123
Fortive Corp.	190	14,982
IDEX Corp.	41	9,282
Illinois Tool Works, Inc.	148	36,608
Ingersoll Rand, Inc.	217	15,105
Nordson Corp.	29	7,080
Otis Worldwide Corp.	222	18,992

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
PACCAR, Inc.	280	23,041
Parker-Hannifin Corp.	69	28,766
Pentair plc	88	6,183
Snap-on, Inc.	28	7,521
Stanley Black & Decker, Inc.	82	7,739
Westinghouse Air Brake Technologies Corp.	96	10,802
Xylem, Inc.	128	13,253
		365,138
Media - 0.9%
Charter Communications, Inc., Class A*	56	24,535
Comcast Corp., Class A	2,230	104,275
Fox Corp., Class A	144	4,761
Fox Corp., Class B	73	2,228
Interpublic Group of Cos., Inc. (The)	207	6,750
News Corp., Class A	204	4,384
News Corp., Class B	63	1,386
Omnicom Group, Inc.	107	8,668
Paramount Global, Class B(b)	272	4,104
		161,091
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	768	30,651
Newmont Corp.	426	16,793
Nucor Corp.	135	23,233
Steel Dynamics, Inc.	86	9,167
		79,844
Multi-Utilities - 0.8%
Ameren Corp.	141	11,177
CenterPoint Energy, Inc.	338	9,427
CMS Energy Corp.	156	8,766
Consolidated Edison, Inc.	186	16,547
Dominion Energy, Inc.	448	21,746
DTE Energy Co.	111	11,475
NiSource, Inc.	221	5,914
Public Service Enterprise Group, Inc.	268	16,369
Sempra	337	23,664
WEC Energy Group, Inc.	169	14,216
		139,301
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc., REIT	84	9,773
Boston Properties, Inc., REIT	77	5,141
		14,914
Oil, Gas & Consumable Fuels - 4.6%
APA Corp.	165	7,234
Chevron Corp.	954	153,689
ConocoPhillips	649	77,250
Coterra Energy, Inc.	406	11,445
Devon Energy Corp.	344	17,575
Diamondback Energy, Inc.	97	14,723
EOG Resources, Inc.	314	40,387
EQT Corp.	194	8,385
Exxon Mobil Corp.	2,168	241,060
Hess Corp.	148	22,866
Kinder Morgan, Inc.	1,057	18,201
Marathon Oil Corp.	331	8,722
Marathon Petroleum Corp.	227	32,409
Occidental Petroleum Corp.	385	24,174
ONEOK, Inc.	240	15,648
Phillips 66	246	28,083
Pioneer Natural Resources Co.	125	29,741
Targa Resources Corp.	121	10,436
Valero Energy Corp.	194	25,201
Williams Cos., Inc. (The)	653	22,548
		809,777
Passenger Airlines - 0.2%
Alaska Air Group, Inc.*	69	2,896
American Airlines Group, Inc.*	350	5,155
Delta Air Lines, Inc.	345	14,794
Southwest Airlines Co.	319	10,080
United Airlines Holdings, Inc.*	176	8,767
		41,692
Personal Care Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	124	19,906
Kenvue, Inc.	924	21,298
		41,204
Professional Services - 0.9%
Automatic Data Processing, Inc.	221	56,269
Broadridge Financial Solutions, Inc.	63	11,731
Ceridian HCM Holding, Inc.*	83	6,019
Equifax, Inc.	66	13,642
Jacobs Solutions, Inc.	68	9,168
Leidos Holdings, Inc.	74	7,216
Paychex, Inc.	172	21,023
Paycom Software, Inc.	26	7,666
Robert Half, Inc.	58	4,290
Verisk Analytics, Inc., Class A	78	18,893
		155,917
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	167	14,203
CoStar Group, Inc.*	219	17,956
		32,159
Residential REITs - 0.4%
AvalonBay Communities, Inc., REIT	76	13,970
Camden Property Trust, REIT	57	6,134
Equity Residential, REIT	183	11,864
Essex Property Trust, Inc., REIT	34	8,105
Invitation Homes, Inc., REIT	312	10,636
Mid-America Apartment Communities, Inc., REIT	63	9,150
UDR, Inc., REIT	166	6,624
		66,483
Retail REITs - 0.3%
Federal Realty Investment Trust, REIT	39	3,820
Kimco Realty Corp., REIT	332	6,288
Realty Income Corp., REIT	361	20,230
Regency Centers Corp., REIT	88	5,473
Simon Property Group, Inc., REIT	175	19,861
		55,672
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices, Inc.*	863	91,236
Analog Devices, Inc.	271	49,262
Applied Materials, Inc.	453	69,200
Broadcom, Inc.	224	206,727
Enphase Energy, Inc.*	73	9,237
First Solar, Inc.*	53	10,023
Intel Corp.	2,236	78,573
KLA Corp.	74	37,139
Lam Research Corp.	72	50,573

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Microchip Technology, Inc.	294	24,061
Micron Technology, Inc.	587	41,055
Monolithic Power Systems, Inc.	24	12,509
NVIDIA Corp.	1,326	654,447
NXP Semiconductors NV	139	28,595
ON Semiconductor Corp.*	232	22,843
Qorvo, Inc.*	54	5,799
QUALCOMM, Inc.	597	68,375
Skyworks Solutions, Inc.	85	9,243
SolarEdge Technologies, Inc.*	30	4,877
Teradyne, Inc.	83	8,953
Texas Instruments, Inc.	487	81,845
		1,564,572
Software - 11.6%
Adobe, Inc.*	246	137,598
ANSYS, Inc.*	46	14,668
Autodesk, Inc.*	115	25,523
Cadence Design Systems, Inc.*	146	35,104
Fair Isaac Corp.*	13	11,760
Fortinet, Inc.*	349	21,013
Gen Digital, Inc.	305	6,176
Intuit, Inc.	150	81,272
Microsoft Corp.	3,987	1,306,779
Oracle Corp.	825	99,322
Palo Alto Networks, Inc.*	162	39,415
PTC, Inc.*	57	8,389
Roper Technologies, Inc.	57	28,446
Salesforce, Inc.*	525	116,267
ServiceNow, Inc.*	109	64,182
Synopsys, Inc.*	82	37,629
Tyler Technologies, Inc.*	22	8,765
		2,042,308
Specialized REITs - 1.2%
American Tower Corp., REIT	250	45,330
Crown Castle, Inc., REIT	233	23,417
Digital Realty Trust, Inc., REIT	156	20,548
Equinix, Inc., REIT	50	39,069
Extra Space Storage, Inc., REIT	113	14,541
Iron Mountain, Inc., REIT	156	9,912
Public Storage, REIT	85	23,492
SBA Communications Corp., Class A, REIT	58	13,023
VICI Properties, Inc., REIT	538	16,592
Weyerhaeuser Co., REIT	393	12,871
		218,795
Specialty Retail - 2.5%
AutoZone, Inc.*	10	25,313
Bath & Body Works, Inc.	123	4,535
Best Buy Co., Inc.	104	7,951
CarMax, Inc.*	85	6,943
Home Depot, Inc. (The)	543	179,353
Lowe's Cos., Inc.	320	73,754
O'Reilly Automotive, Inc.*	33	31,010
Ross Stores, Inc.	183	22,291
TJX Cos., Inc. (The)	617	57,060
Tractor Supply Co.	59	12,891
Ulta Beauty, Inc.*	27	11,206
		432,307
Technology Hardware, Storage & Peripherals - 8.8%
Apple, Inc.	7,927	1,489,246
Hewlett Packard Enterprise Co.	695	11,808
HP, Inc.	465	13,815
NetApp, Inc.	115	8,821
Seagate Technology Holdings plc	103	7,291
Western Digital Corp.*	172	7,740
		1,538,721
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	661	67,230
Ralph Lauren Corp.	22	2,566
Tapestry, Inc.	124	4,132
VF Corp.	177	3,497
		77,425
Tobacco - 0.7%
Altria Group, Inc.	957	42,318
Philip Morris International, Inc.	832	79,922
		122,240
Trading Companies & Distributors - 0.3%
Fastenal Co.	306	17,620
United Rentals, Inc.	37	17,632
WW Grainger, Inc.	24	17,139
		52,391
Water Utilities - 0.1%
American Water Works Co., Inc.	104	14,429

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	309	42,101

TOTAL COMMON STOCKS (Cost $16,287,503)		17,537,805

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $899)	899	899

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $10,216
(Cost $10,214)	10,214	10,214

Total Investments - 99.9% (Cost $16,298,616)		17,548,918
Other assets less liabilities - 0.1%		25,284
Net Assets - 100.0%		17,574,202

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $4,089, collateralized in the form of cash with a value of $899 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $3,338 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2024 – February 15, 2051. The total value of collateral is $4,237.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $899.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 2.2%
Axon Enterprise, Inc.*	104	22,143
Boeing Co. (The)*	836	187,289
General Dynamics Corp.	332	75,244
Howmet Aerospace, Inc.	543	26,862
Huntington Ingalls Industries, Inc.	59	12,999
L3Harris Technologies, Inc.	280	49,865
Lockheed Martin Corp.	333	149,301
Northrop Grumman Corp.	211	91,382
RTX Corp.	2,159	185,760
Textron, Inc.	298	23,158
TransDigm Group, Inc.*	77	69,596
		893,599
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	172	15,554
Expeditors International of Washington, Inc.	226	26,377
FedEx Corp.	342	89,269
United Parcel Service, Inc., Class B	1,071	181,427
		312,627
Automobile Components - 0.1%
Aptiv plc*	400	40,580
BorgWarner, Inc.	346	14,099
		54,679
Automobiles - 2.9%
Ford Motor Co.	5,806	70,427
General Motors Co.	2,054	68,830
Tesla, Inc.*	3,980	1,027,158
		1,166,415
Banks - 4.1%
Bank of America Corp.	10,244	293,696
Citigroup, Inc.	2,876	118,750
Citizens Financial Group, Inc.	715	20,113
Comerica, Inc.	195	9,381
Fifth Third Bancorp	1,006	26,709
Huntington Bancshares, Inc.	2,133	23,655
JPMorgan Chase & Co.	4,318	631,853
KeyCorp	1,382	15,658
M&T Bank Corp.	245	30,637
PNC Financial Services Group, Inc. (The)	590	71,231
Regions Financial Corp.	1,386	25,419
Truist Financial Corp.	1,968	60,122
US Bancorp	2,061	75,288
Wells Fargo & Co.	5,544	228,912
Zions Bancorp NA	219	7,775
		1,639,199
Beverages - 2.3%
Brown-Forman Corp., Class B	270	17,855
Coca-Cola Co. (The)	5,750	344,022
Constellation Brands, Inc., Class A	238	62,013
Keurig Dr Pepper, Inc.	1,244	41,861
Molson Coors Beverage Co., Class B	277	17,587
Monster Beverage Corp.*	1,129	64,816
PepsiCo, Inc.	2,035	362,067
		910,221
Biotechnology - 2.8%
AbbVie, Inc.	2,607	383,125
Amgen, Inc.	789	202,252
Biogen, Inc.*	214	57,215
Gilead Sciences, Inc.	1,843	140,953
Incyte Corp.*	274	17,681
Moderna, Inc.*	484	54,726
Regeneron Pharmaceuticals, Inc.*	159	131,412
Vertex Pharmaceuticals, Inc.*	381	132,717
		1,120,081
Broadline Retail - 4.7%
Amazon.com, Inc.*	13,189	1,820,214
eBay, Inc.	790	35,376
Etsy, Inc.*	182	13,390
		1,868,980
Building Products - 0.6%
A O Smith Corp.	184	13,340
Allegion plc	130	14,795
Carrier Global Corp.	1,233	70,836
Johnson Controls International plc	1,014	59,887
Masco Corp.	333	19,650
Trane Technologies plc	337	69,173
		247,681
Capital Markets - 3.7%
Ameriprise Financial, Inc.	154	51,987
Bank of New York Mellon Corp. (The)	1,061	47,607
BlackRock, Inc.	221	154,819
Cboe Global Markets, Inc.	156	23,355
Charles Schwab Corp. (The)	2,196	129,894
CME Group, Inc.	531	107,623
FactSet Research Systems, Inc.	57	24,875
Franklin Resources, Inc.	422	11,284
Goldman Sachs Group, Inc. (The)	491	160,906
Intercontinental Exchange, Inc.	827	97,578
Invesco Ltd.	677	10,778
MarketAxess Holdings, Inc.	56	13,492
Moody's Corp.	233	78,474
Morgan Stanley	1,925	163,914
MSCI, Inc., Class A	118	64,147
Nasdaq, Inc.	500	26,240
Northern Trust Corp.	308	23,430
Raymond James Financial, Inc.	282	29,494
S&P Global, Inc.	485	189,567
State Street Corp.	494	33,958
T. Rowe Price Group, Inc.	332	37,260
		1,480,682
Chemicals - 2.3%
Air Products and Chemicals, Inc.	328	96,921
Albemarle Corp.	173	34,377
Celanese Corp.	148	18,701
CF Industries Holdings, Inc.	288	22,196
Corteva, Inc.	1,050	53,036
Dow, Inc.	1,045	57,015
DuPont de Nemours, Inc.	678	52,131
Eastman Chemical Co.	176	14,962
Ecolab, Inc.	366	67,274
FMC Corp.	185	15,953
International Flavors & Fragrances, Inc.	377	26,560
Linde plc	723	279,830
LyondellBasell Industries NV, Class A	375	37,039
Mosaic Co. (The)	491	19,075
PPG Industries, Inc.	348	49,332

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Sherwin-Williams Co. (The)	347	94,287
		938,689
Commercial Services & Supplies - 0.7%
Cintas Corp.	128	64,534
Copart, Inc.*	1,267	56,799
Republic Services, Inc.	304	43,815
Rollins, Inc.	342	13,533
Waste Management, Inc.	547	85,759
		264,440
Construction & Engineering - 0.1%
Quanta Services, Inc.	214	44,912

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	92	41,070
Vulcan Materials Co.	197	42,995
		84,065
Consumer Finance - 0.6%
American Express Co.	878	138,715
Capital One Financial Corp.	564	57,748
Discover Financial Services	375	33,777
Synchrony Financial	633	20,433
		250,673
Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	655	359,778
Dollar General Corp.	324	44,874
Dollar Tree, Inc.*	307	37,565
Kroger Co. (The)	965	44,766
Sysco Corp.	749	52,168
Target Corp.	682	86,307
Walgreens Boots Alliance, Inc.	1,058	26,778
Walmart, Inc.	2,072	336,928
		989,164
Containers & Packaging - 0.3%
Amcor plc	2,174	21,175
Avery Dennison Corp.	119	22,417
Ball Corp.	465	25,319
International Paper Co.	513	17,914
Packaging Corp. of America	133	19,830
Sealed Air Corp.	213	7,894
Westrock Co.	378	12,365
		126,914
Distributors - 0.2%
Genuine Parts Co.	208	31,976
LKQ Corp.	375	19,698
Pool Corp.	58	21,205
		72,879
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	10,562	156,212
Verizon Communications, Inc.	6,211	217,261
		373,473
Electric Utilities - 2.2%
Alliant Energy Corp.	371	18,613
American Electric Power Co., Inc.	761	59,663
Constellation Energy Corp.	479	49,893
Duke Energy Corp.	1,139	101,143
Edison International	566	38,969
Entergy Corp.	312	29,718
Evergy, Inc.	339	18,635
Eversource Energy	515	32,867
Exelon Corp.	1,469	58,936
FirstEnergy Corp.	804	29,000
NextEra Energy, Inc.	2,990	199,732
NRG Energy, Inc.	340	12,767
PG&E Corp.*	2,388	38,924
Pinnacle West Capital Corp.	167	12,904
PPL Corp.	1,089	27,138
Southern Co. (The)	1,611	109,113
Xcel Energy, Inc.	813	46,447
		884,462
Electrical Equipment - 0.8%
AMETEK, Inc.	341	54,393
Eaton Corp. plc	589	135,688
Emerson Electric Co.	844	82,923
Generac Holdings, Inc.*	92	10,930
Rockwell Automation, Inc.	170	53,054
		336,988
Energy Equipment & Services - 0.6%
Baker Hughes Co., Class A	1,496	54,140
Halliburton Co.	1,333	51,480
Schlumberger NV	2,106	124,170
		229,790
Entertainment - 1.9%
Activision Blizzard, Inc.	1,057	97,233
Electronic Arts, Inc.	385	46,192
Live Nation Entertainment, Inc.*	213	18,005
Netflix, Inc.*	657	284,928
Take-Two Interactive Software, Inc.*	234	33,275
Walt Disney Co. (The)*	2,700	225,936
Warner Bros Discovery, Inc.*	3,275	43,034
		748,603
Financial Services - 6.0%
Berkshire Hathaway, Inc., Class B*	2,635	949,127
Fidelity National Information Services, Inc.	875	48,877
Fiserv, Inc.*	912	110,708
FleetCor Technologies, Inc.*	109	29,619
Global Payments, Inc.	387	49,029
Jack Henry & Associates, Inc.	108	16,932
Mastercard, Inc., Class A	1,236	510,023
PayPal Holdings, Inc.*	1,648	103,016
Visa, Inc., Class A	2,391	587,421
		2,404,752
Food Products - 1.4%
Archer-Daniels-Midland Co.	805	63,837
Bunge Ltd.	223	25,493
Campbell Soup Co.	296	12,343
Conagra Brands, Inc.	705	21,065
General Mills, Inc.	868	58,729
Hershey Co. (The)	218	46,839
Hormel Foods Corp.	428	16,517
J M Smucker Co. (The)	158	22,902
Kellogg Co.	380	23,188
Kraft Heinz Co. (The)	1,179	39,013
Lamb Weston Holdings, Inc.	215	20,943
McCormick & Co., Inc. (Non-Voting)	371	30,452
Mondelez International, Inc., Class A	2,012	143,375
Tyson Foods, Inc., Class A	422	22,480
		547,176
Gas Utilities - 0.1%
Atmos Energy Corp.	213	24,697

Ground Transportation - 1.1%
CSX Corp.	3,004	90,721

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
JB Hunt Transport Services, Inc.	123	23,109
Norfolk Southern Corp.	336	68,883
Old Dominion Freight Line, Inc.	133	56,840
Union Pacific Corp.	901	198,734
		438,287
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	2,569	264,350
Align Technology, Inc.*	105	38,865
Baxter International, Inc.	747	30,328
Becton Dickinson & Co.	420	117,369
Boston Scientific Corp.*	2,124	114,569
Cooper Cos., Inc. (The)	73	27,009
DENTSPLY SIRONA, Inc.	314	11,646
Dexcom, Inc.*	573	57,862
Edwards Lifesciences Corp.*	896	68,517
GE HealthCare Technologies, Inc.	578	40,720
Hologic, Inc.*	364	27,205
IDEXX Laboratories, Inc.*	123	62,903
Insulet Corp.*	103	19,746
Intuitive Surgical, Inc.*	518	161,968
Medtronic plc	1,966	160,229
ResMed, Inc.	217	34,631
STERIS plc	147	33,750
Stryker Corp.	499	141,492
Teleflex, Inc.	69	14,679
Zimmer Biomet Holdings, Inc.	308	36,689
		1,464,527
Health Care Providers & Services - 3.8%
Cardinal Health, Inc.	376	32,836
Cencora, Inc.	239	42,059
Centene Corp.*	811	49,998
Cigna Group (The)	437	120,726
CVS Health Corp.	1,894	123,432
DaVita, Inc.*	82	8,398
Elevance Health, Inc.	350	154,704
HCA Healthcare, Inc.	305	84,576
Henry Schein, Inc.*	194	14,849
Humana, Inc.	185	85,402
Laboratory Corp. of America Holdings	131	27,261
McKesson Corp.	200	82,464
Molina Healthcare, Inc.*	86	26,670
Quest Diagnostics, Inc.	165	21,698
UnitedHealth Group, Inc.	1,376	655,774
Universal Health Services, Inc., Class B	93	12,527
		1,543,374
Health Care REITs - 0.3%
Healthpeak Properties, Inc., REIT	808	16,628
Ventas, Inc., REIT	591	25,815
Welltower, Inc., REIT	734	60,834
		103,277
Hotel & Resort REITs - 0.0%(a)
Host Hotels & Resorts, Inc., REIT	1,051	16,595

Hotels, Restaurants & Leisure - 2.8%
Booking Holdings, Inc.*	55	170,777
Caesars Entertainment, Inc.*	318	17,573
Carnival Corp.*	1,484	23,477
Chipotle Mexican Grill, Inc.*	41	78,992
Darden Restaurants, Inc.	179	27,836
Domino's Pizza, Inc.	52	20,145
Expedia Group, Inc.*	211	22,870
Hilton Worldwide Holdings, Inc.	391	58,122
Las Vegas Sands Corp.	486	26,662
Marriott International, Inc., Class A	381	77,537
McDonald's Corp.	1,079	303,361
MGM Resorts International	446	19,615
Norwegian Cruise Line Holdings Ltd.*	627	10,390
Royal Caribbean Cruises Ltd.*	325	32,156
Starbucks Corp.	1,694	165,063
Wynn Resorts Ltd.	153	15,511
Yum! Brands, Inc.	414	53,563
		1,123,650
Household Durables - 0.5%
DR Horton, Inc.	459	54,630
Garmin Ltd.	226	23,960
Lennar Corp., Class A	375	44,659
Mohawk Industries, Inc.*	78	7,908
Newell Brands, Inc.	557	5,893
NVR, Inc.*	5	31,887
PulteGroup, Inc.	330	27,080
Whirlpool Corp.	81	11,337
		207,354
Household Products - 1.9%
Church & Dwight Co., Inc.	361	34,934
Clorox Co. (The)	183	28,631
Colgate-Palmolive Co.	1,226	90,074
Kimberly-Clark Corp.	498	64,157
Procter & Gamble Co. (The)	3,482	537,412
		755,208
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	989	17,733

Industrial Conglomerates - 1.1%
3M Co.	815	86,936
General Electric Co.	1,609	184,166
Honeywell International, Inc.	983	184,745
		455,847
Industrial REITs - 0.4%
Prologis, Inc., REIT	1,364	169,409

Insurance - 2.9%
Aflac, Inc.	812	60,551
Allstate Corp. (The)	388	41,830
American International Group, Inc.	1,069	62,558
Aon plc, Class A	302	100,684
Arch Capital Group Ltd.*	550	42,273
Arthur J Gallagher & Co.	316	72,832
Assurant, Inc.	79	11,007
Brown & Brown, Inc.	348	25,787
Chubb Ltd.	612	122,932
Cincinnati Financial Corp.	232	24,543
Everest Group Ltd.	63	22,723
Globe Life, Inc.	131	14,616
Hartford Financial Services Group, Inc. (The)	458	32,894
Lincoln National Corp.	228	5,850
Loews Corp.	279	17,323
Marsh & McLennan Cos., Inc.	731	142,538
MetLife, Inc.	950	60,173
Principal Financial Group, Inc.	334	25,955
Progressive Corp. (The)	865	115,452
Prudential Financial, Inc.	539	51,027
Travelers Cos., Inc. (The)	341	54,979

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
W R Berkley Corp.	297	18,372
Willis Towers Watson plc	157	32,461
		1,159,360
Interactive Media & Services - 8.0%
Alphabet, Inc., Class A*	8,778	1,195,300
Alphabet, Inc., Class C*	7,550	1,036,992
Match Group, Inc.*	411	19,264
Meta Platforms, Inc., Class A*	3,268	966,969
		3,218,525
Leisure Products - 0.0%(a)
Hasbro, Inc.	193	13,896

Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	437	52,908
Bio-Rad Laboratories, Inc., Class A*	32	12,806
Bio-Techne Corp.	233	18,267
Charles River Laboratories International, Inc.*	76	15,718
Danaher Corp.	981	259,965
Illumina, Inc.*	234	38,661
IQVIA Holdings, Inc.*	274	61,001
Mettler-Toledo International, Inc.*	33	40,045
Revvity, Inc.	185	21,651
Thermo Fisher Scientific, Inc.	570	317,547
Waters Corp.*	87	24,430
West Pharmaceutical Services, Inc.	110	44,759
		907,758
Machinery - 2.5%
Caterpillar, Inc.	761	213,940
Cummins, Inc.	209	48,078
Deere & Co.	398	163,554
Dover Corp.	207	30,698
Fortive Corp.	522	41,160
IDEX Corp.	112	25,357
Illinois Tool Works, Inc.	409	101,166
Ingersoll Rand, Inc.	598	41,627
Nordson Corp.	80	19,531
Otis Worldwide Corp.	611	52,271
PACCAR, Inc.	772	63,528
Parker-Hannifin Corp.	190	79,211
Pentair plc	244	17,144
Snap-on, Inc.	78	20,951
Stanley Black & Decker, Inc.	226	21,330
Westinghouse Air Brake Technologies Corp.	266	29,930
Xylem, Inc.	354	36,653
		1,006,129
Media - 1.1%
Charter Communications, Inc., Class A*	154	67,471
Comcast Corp., Class A	6,145	287,340
Fox Corp., Class A	398	13,158
Fox Corp., Class B	202	6,165
Interpublic Group of Cos., Inc. (The)	570	18,588
News Corp., Class A	563	12,099
News Corp., Class B	174	3,828
Omnicom Group, Inc.	295	23,898
Paramount Global, Class B(b)	749	11,302
		443,849
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	2,118	84,529
Newmont Corp.	1,174	46,279
Nucor Corp.	371	63,849
Steel Dynamics, Inc.	237	25,262
		219,919
Multi-Utilities - 1.0%
Ameren Corp.	388	30,757
CenterPoint Energy, Inc.	932	25,993
CMS Energy Corp.	431	24,218
Consolidated Edison, Inc.	512	45,547
Dominion Energy, Inc.	1,235	59,947
DTE Energy Co.	305	31,531
NiSource, Inc.	610	16,324
Public Service Enterprise Group, Inc.	737	45,016
Sempra	930	65,305
WEC Energy Group, Inc.	466	39,200
		383,838
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc., REIT	233	27,107
Boston Properties, Inc., REIT	211	14,089
		41,196
Oil, Gas & Consumable Fuels - 5.6%
APA Corp.	456	19,991
Chevron Corp.	2,630	423,693
ConocoPhillips	1,788	212,826
Coterra Energy, Inc.	1,119	31,545
Devon Energy Corp.	948	48,433
Diamondback Energy, Inc.	268	40,677
EOG Resources, Inc.	864	111,128
EQT Corp.	534	23,079
Exxon Mobil Corp.	5,973	664,138
Hess Corp.	408	63,036
Kinder Morgan, Inc.	2,914	50,179
Marathon Oil Corp.	912	24,031
Marathon Petroleum Corp.	627	89,517
Occidental Petroleum Corp.	1,062	66,683
ONEOK, Inc.	661	43,097
Phillips 66	678	77,400
Pioneer Natural Resources Co.	345	82,086
Targa Resources Corp.	334	28,807
Valero Energy Corp.	534	69,367
Williams Cos., Inc. (The)	1,800	62,154
		2,231,867
Passenger Airlines - 0.3%
Alaska Air Group, Inc.*	189	7,932
American Airlines Group, Inc.*	965	14,215
Delta Air Lines, Inc.	950	40,736
Southwest Airlines Co.	879	27,776
United Airlines Holdings, Inc.*	485	24,158
		114,817
Personal Care Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	343	55,062
Kenvue, Inc.	2,546	58,685
		113,747
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	3,104	191,362
Catalent, Inc.*	266	13,292
Eli Lilly & Co.	1,164	645,089
Johnson & Johnson	3,558	575,257
Merck & Co., Inc.	3,749	408,566
Organon & Co.	377	8,279

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Pfizer, Inc.	8,341	295,105
Viatris, Inc.	1,772	19,049
Zoetis, Inc., Class A	683	130,118
		2,286,117
Professional Services - 1.1%
Automatic Data Processing, Inc.	610	155,312
Broadridge Financial Solutions, Inc.	174	32,401
Ceridian HCM Holding, Inc.*	229	16,607
Equifax, Inc.	181	37,413
Jacobs Solutions, Inc.	187	25,211
Leidos Holdings, Inc.	203	19,795
Paychex, Inc.	474	57,937
Paycom Software, Inc.	72	21,228
Robert Half, Inc.	159	11,760
Verisk Analytics, Inc., Class A	214	51,835
		429,499
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	459	39,038
CoStar Group, Inc.*	604	49,522
		88,560
Residential REITs - 0.5%
AvalonBay Communities, Inc., REIT	210	38,602
Camden Property Trust, REIT	158	17,004
Equity Residential, REIT	504	32,675
Essex Property Trust, Inc., REIT	95	22,647
Invitation Homes, Inc., REIT	859	29,283
Mid-America Apartment Communities, Inc., REIT	172	24,980
UDR, Inc., REIT	457	18,234
		183,425
Retail REITs - 0.4%
Federal Realty Investment Trust, REIT	108	10,577
Kimco Realty Corp., REIT	916	17,349
Realty Income Corp., REIT	995	55,760
Regency Centers Corp., REIT	243	15,115
Simon Property Group, Inc., REIT	483	54,816
		153,617
Specialized REITs - 1.5%
American Tower Corp., REIT	689	124,929
Crown Castle, Inc., REIT	641	64,420
Digital Realty Trust, Inc., REIT	430	56,640
Equinix, Inc., REIT	138	107,830
Extra Space Storage, Inc., REIT	312	40,148
Iron Mountain, Inc., REIT	431	27,386
Public Storage, REIT	234	64,673
SBA Communications Corp., Class A, REIT	160	35,925
VICI Properties, Inc., REIT	1,483	45,736
Weyerhaeuser Co., REIT	1,082	35,436
		603,123
Specialty Retail - 3.0%
AutoZone, Inc.*	27	68,346
Bath & Body Works, Inc.	338	12,462
Best Buy Co., Inc.	288	22,018
CarMax, Inc.*	234	19,113
Home Depot, Inc. (The)	1,496	494,129
Lowe's Cos., Inc.	881	203,053
O'Reilly Automotive, Inc.*	90	84,573
Ross Stores, Inc.	505	61,514
TJX Cos., Inc. (The)	1,701	157,308
Tractor Supply Co.	162	35,397
Ulta Beauty, Inc.*	74	30,712
		1,188,625
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	1,820	185,112
Ralph Lauren Corp.	61	7,114
Tapestry, Inc.	342	11,396
VF Corp.	488	9,643
		213,265
Tobacco - 0.8%
Altria Group, Inc.	2,637	116,608
Philip Morris International, Inc.	2,293	220,266
		336,874
Trading Companies & Distributors - 0.4%
Fastenal Co.	844	48,598
United Rentals, Inc.	102	48,607
WW Grainger, Inc.	66	47,133
		144,338
Water Utilities - 0.1%
American Water Works Co., Inc.	288	39,957

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	851	115,949

TOTAL COMMON STOCKS (Cost $39,077,208)		39,949,352

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $3,596)	3,596	3,596

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $22,376
(Cost $22,373)	22,373	22,373

Total Investments - 99.8% (Cost $39,103,177)		39,975,321
Other assets less liabilities - 0.2%		66,472
Net Assets - 100.0%		40,041,793

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $11,287, collateralized in the form of cash with a value of $3,596 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $8,086 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2024 – February 15, 2051. The total value of collateral is $11,682.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $3,596.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P Global Core Battery Metals ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Chemicals - 20.5%
Albemarle Corp.	497	98,759
Ganfeng Lithium Group Co. Ltd., Class H(a)	14,247	68,125
Livent Corp.*	4,457	95,692
Qinghai Salt Lake Industry Co. Ltd., Class A*	33,900	83,236
Tianqi Lithium Corp., Class A	10,800	85,287
Zangge Mining Co. Ltd., Class A	32,200	99,247
		530,346
Construction & Engineering - 0.2%
Metallurgical Corp. of China Ltd., Class H	25,907	5,649

Electrical Equipment - 3.6%
Sociedad Quimica y Minera de Chile SA, ADR	1,468	91,882

Metals & Mining - 67.6%
African Rainbow Minerals Ltd.	1,981	18,777
Allkem Ltd.*	11,522	104,818
AMG Critical Materials NV	1,766	59,996
Aneka Tambang Tbk.	308,040	40,249
Anglo American Platinum Ltd.	494	17,293
Anglo American plc	1,930	51,356
BHP Group Ltd.	1,642	47,717
Boliden AB	862	22,954
China Nonferrous Mining Corp. Ltd.	150,544	81,584
CMOC Group Ltd., Class H	59,165	35,383
Eramet SA	882	67,761
First Quantum Minerals Ltd.	2,617	70,306
Franco-Nevada Corp.	301	43,363
Glencore plc	8,697	46,433
IGO Ltd.	12,475	112,518
Impala Platinum Holdings Ltd.	1,693	8,737
Jervois Global Ltd.*	915,352	29,655
Jinchuan Group International Resources Co. Ltd.	1,104,442	55,628
Karora Resources, Inc.*	18,693	65,022
Lundin Mining Corp.	9,756	75,668
Mineral Resources Ltd.	2,241	103,866
Northam Platinum Holdings Ltd.*	1,267	8,353
Pacific Metals Co. Ltd.*	9,466	103,577
Pilbara Minerals Ltd.(b)	36,968	111,862
POSCO Holdings, Inc., ADR	224	24,586
Sibanye Stillwater Ltd.	8,850	13,468
South32 Ltd.	28,535	62,863
Tibet Mineral Development Co., Class A*	26,500	90,439
Vale Indonesia Tbk. PT	221,251	85,711
Vale SA, Class B, ADR	2,663	35,072
Zhejiang Huayou Cobalt Co. Ltd., Class A	8,800	48,163
Zijin Mining Group Co. Ltd., Class H	1,961	3,086
		1,746,264
Trading Companies & Distributors - 7.6%
Sojitz Corp.	2,062	44,388
Sumitomo Corp.	3,874	79,852
Toyota Tsusho Corp.	1,222	73,029
		197,269
TOTAL COMMON STOCKS (Cost $2,952,788)		2,571,410
Total Investments - 99.5% (Cost $2,952,788)		2,571,410
Other assets less liabilities - 0.5%		11,647
Net Assets - 100.0%		2,583,057

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $94,696, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.25%, and maturity dates ranging from July 15, 2025 – February 15, 2051. The total value of collateral is $102,534.

Abbreviations
ADR	American Depositary Receipt

S&P Kensho Cleantech ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Automobiles - 5.0%
Tesla, Inc.*	1,105	285,179

Construction & Engineering - 7.7%
Arcosa, Inc.	2,889	225,978
Emeren Group Ltd., ADR*	23,368	81,087
Valmont Industries, Inc.	539	136,636
		443,701
Diversified Consumer Services - 3.7%
ADT, Inc.	33,327	213,959

Electrical Equipment - 42.2%
Array Technologies, Inc.*	8,645	215,001
Ballard Power Systems, Inc.*(a)	45,642	191,697
Bloom Energy Corp., Class A*	14,275	213,982
Eos Energy Enterprises, Inc.*(a)	90,045	292,646
FTC Solar, Inc.*(a)	64,923	122,055
FuelCell Energy, Inc.*(a)	93,868	131,415
Generac Holdings, Inc.*	1,757	208,749
NEXTracker, Inc., Class A*	5,106	215,065
Plug Power, Inc.*(a)	25,744	217,794
Shoals Technologies Group, Inc., Class A*	8,429	165,883
SunPower Corp.*(a)	20,794	148,885
Sunrun, Inc.*	13,602	212,599
TPI Composites, Inc.*	18,989	95,895
		2,431,666
Electronic Equipment, Instruments & Components - 2.8%
Corning, Inc.	4,902	160,884

Independent Power and Renewable Electricity Producers - 6.5%
Ormat Technologies, Inc.	2,395	181,876
Sunnova Energy International, Inc.*(a)	13,877	193,029
		374,905
Industrial Conglomerates - 3.8%
General Electric Co.	1,918	219,534

Machinery - 6.8%
Cummins, Inc.	918	211,177
Hyster-Yale Materials Handling, Inc.	3,890	177,656
		388,833
Semiconductors & Semiconductor Equipment - 21.2%
Applied Materials, Inc.	1,209	184,687
Canadian Solar, Inc.*	4,973	139,294
Daqo New Energy Corp., ADR*	5,166	190,987
Enphase Energy, Inc.*	1,226	155,126
First Solar, Inc.*	982	185,716
JinkoSolar Holding Co. Ltd., ADR*	4,567	153,131
Maxeon Solar Technologies Ltd.*	6,608	104,142
SolarEdge Technologies, Inc.*	672	109,247
		1,222,330
TOTAL COMMON STOCKS (Cost $7,195,665)		5,740,991

SECURITIES LENDING REINVESTMENTS(b) - 14.4%

INVESTMENT COMPANIES - 14.4%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $828,491)	828,491	828,491

Total Investments - 114.1% (Cost $8,024,156)		6,569,482
Liabilities in excess of other assets - (14.1%)		(813,539)
Net Assets - 100.0%		5,755,943

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $1,053,508, collateralized in the form of cash with a value of $828,491 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $276,243 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 31, 2023 – November 15, 2052. The total value of collateral is $1,104,734.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $828,491.

Abbreviations
ADR	American Depositary Receipt

S&P Kensho Cleantech ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	86.6%
China	7.4%
Canada	5.7%
Other[a]	0.3%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

S&P Kensho Smart Factories ETF Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Electrical Equipment - 13.3%
Allient, Inc.	614	20,894
Emerson Electric Co.	502	49,322
Rockwell Automation, Inc.	153	47,748
		117,964
Electronic Equipment, Instruments & Components - 15.8%
Cognex Corp.	822	38,700
FARO Technologies, Inc.*	1,968	31,212
Hollysys Automation Technologies Ltd.*	1,169	22,024
Sanmina Corp.*	444	24,731
Zebra Technologies Corp., Class A*	87	23,926
		140,593
IT Services - 4.0%
Globant SA*	172	35,169

Machinery - 6.2%
3D Systems Corp.*	4,816	30,389
Dover Corp.	168	24,914
		55,303
Metals & Mining - 4.2%
POSCO Holdings, Inc., ADR	340	37,319

Semiconductors & Semiconductor Equipment - 16.8%
Advanced Micro Devices, Inc.*	244	25,796
Allegro MicroSystems, Inc.*	627	23,983
Ambarella, Inc.*	355	22,063
Applied Materials, Inc.	205	31,316
ON Semiconductor Corp.*	297	29,242
Tower Semiconductor Ltd.*	571	16,959
		149,359
Software - 27.4%
Aspen Technology, Inc.*	244	47,336
Autodesk, Inc.*	211	46,829
C3.ai, Inc., Class A*(a)	2,052	63,653
Materialise NV, ADR*	1,198	8,099
PTC, Inc.*	182	26,785
SAP SE, ADR	176	24,586
UiPath, Inc., Class A*	1,657	26,197
		243,485
Technology Hardware, Storage & Peripherals - 2.7%
Stratasys Ltd.*	1,622	23,843

Trading Companies & Distributors - 3.2%
Applied Industrial Technologies, Inc.	184	28,404

Wireless Telecommunication Services - 6.2%
SK Telecom Co. Ltd., ADR	1,969	39,537
Turkcell Iletisim Hizmetleri A/S, ADR*	2,845	14,965
		54,502
TOTAL COMMON STOCKS (Cost $870,367)		885,941

SECURITIES LENDING REINVESTMENTS(b) - 7.4%

INVESTMENT COMPANIES - 7.4%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $66,145)	66,145	66,145

Total Investments - 107.2% (Cost $936,512)		952,086
Liabilities in excess of other assets - (7.2%)		(63,656)
Net Assets - 100.0%		888,430

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $63,622, collateralized in the form of cash with a value of $66,145 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $66,145.

Abbreviations
ADR	American Depositary Receipt

S&P Kensho Smart Factories ETF Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	78.6%
South Korea	8.7%
Germany	2.8%
Japan	2.7%
China	2.5%
Israel	1.9%
Turkey	1.7%
Belgium	0.9%
Other[a]	0.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

S&P MidCap 400® Dividend Aristocrats ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Banks - 11.8%
Bank OZK	795,806	31,967,527
Commerce Bancshares, Inc.	641,894	31,510,576
Cullen/Frost Bankers, Inc.	294,282	27,818,477
Prosperity Bancshares, Inc.	550,667	31,283,392
UMB Financial Corp.	493,822	31,214,489
United Bankshares, Inc.	1,070,359	32,196,399
		185,990,860
Building Products - 2.1%
Carlisle Cos., Inc.	128,432	33,780,185

Capital Markets - 4.3%
Evercore, Inc., Class A	247,321	34,637,306
SEI Investments Co.	534,511	33,171,753
		67,809,059
Chemicals - 6.6%
RPM International, Inc.	372,339	37,137,092
Sensient Technologies Corp.	532,848	32,828,765
Westlake Corp.	266,362	34,888,095
		104,853,952
Commercial Services & Supplies - 2.4%
MSA Safety, Inc.	204,645	37,384,549

Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores, Inc.	133,466	32,620,425

Containers & Packaging - 6.6%
AptarGroup, Inc.	286,073	37,921,837
Silgan Holdings, Inc.	712,533	32,156,614
Sonoco Products Co.(a)	588,210	33,792,665
		103,871,116
Electric Utilities - 4.0%
OGE Energy Corp.	936,345	31,882,547
Portland General Electric Co.	697,302	30,583,666
		62,466,213
Electrical Equipment - 4.4%
Hubbell, Inc., Class B	102,617	33,458,273
Regal Rexnord Corp.	221,234	35,881,942
		69,340,215
Food Products - 3.9%
Flowers Foods, Inc.	1,386,139	32,657,435
Lancaster Colony Corp.	176,399	29,139,351
		61,796,786
Gas Utilities - 12.2%
National Fuel Gas Co.	660,333	35,486,296
New Jersey Resources Corp.	740,093	31,209,722
ONE Gas, Inc.	424,851	30,788,952
Southwest Gas Holdings, Inc.	516,380	31,979,413
Spire, Inc.(a)	523,963	30,604,679
UGI Corp.	1,294,952	32,606,891
		192,675,953
Ground Transportation - 2.4%
Ryder System, Inc.	374,415	37,703,590

Household Durables - 2.1%
Leggett & Platt, Inc.	1,163,829	32,819,978

Insurance - 10.5%
American Financial Group, Inc.	284,457	32,974,255
Hanover Insurance Group, Inc. (The)	302,121	32,242,353
Old Republic International Corp.	1,285,952	35,170,787
RenaissanceRe Holdings Ltd.	170,059	31,952,386
RLI Corp.	247,392	32,536,996
		164,876,777
Leisure Products - 1.8%
Polaris, Inc.	254,601	28,538,226

Machinery - 8.4%
Donaldson Co., Inc.	551,110	35,199,396
Graco, Inc.	395,834	31,247,136
Lincoln Electric Holdings, Inc.	165,514	31,854,824
Toro Co. (The)	331,959	33,966,045
		132,267,401
Metals & Mining - 2.0%
Royal Gold, Inc.	281,812	31,588,307

Multi-Utilities - 3.9%
Black Hills Corp.	562,422	30,933,210
NorthWestern Corp.	594,644	29,970,058
		60,903,268
Pharmaceuticals - 2.1%
Perrigo Co. plc	967,829	33,874,015

Retail REITs - 1.9%
NNN REIT, Inc., REIT	765,396	30,148,948

Specialty Retail - 2.3%
Williams-Sonoma, Inc.	262,786	37,105,383

Water Utilities - 1.9%
Essential Utilities, Inc.	802,518	29,612,914

TOTAL COMMON STOCKS (Cost $1,510,874,425)		1,572,028,120

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(b) - 0.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $1,145,869
(Cost $1,145,702)	1,145,702	1,145,702

Total Investments - 99.8% (Cost $1,512,020,127)		1,573,173,822
Other assets less liabilities - 0.2%		3,293,227
Net Assets - 100.0%		1,576,467,049

S&P MidCap 400® Dividend Aristocrats ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $686,389, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from September 15, 2023 – May 15, 2053. The total value of collateral is $710,354.

(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P Technology Dividend Aristocrats ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Communications Equipment - 5.4%
Cisco Systems, Inc.	109,131	6,258,663
Motorola Solutions, Inc.	19,348	5,486,512
		11,745,175
Electronic Equipment, Instruments & Components - 26.2%
Amphenol Corp., Class A	67,767	5,989,247
Avnet, Inc.	119,293	6,054,120
Badger Meter, Inc.	36,385	6,042,821
CDW Corp.	30,333	6,404,813
Cognex Corp.	101,649	4,785,635
Corning, Inc.	172,189	5,651,243
Littelfuse, Inc.	19,156	5,116,185
National Instruments Corp.	101,840	6,069,664
TE Connectivity Ltd.	40,260	5,330,021
Vishay Intertechnology, Inc.	200,113	5,491,101
		56,934,850
Financial Services - 10.3%
Cass Information Systems, Inc.	143,552	5,503,784
Jack Henry & Associates, Inc.	33,245	5,212,151
Mastercard, Inc., Class A	14,368	5,928,811
Visa, Inc., Class A(a)	23,844	5,857,994
		22,502,740
IT Services - 5.5%
Accenture plc, Class A	18,280	5,918,516
International Business Machines Corp.	41,294	6,063,198
		11,981,714
Professional Services - 8.1%
Broadridge Financial Solutions, Inc.	33,770	6,288,312
CSG Systems International, Inc.	108,895	5,914,087
TTEC Holdings, Inc.	179,434	5,339,956
		17,542,355
Semiconductors & Semiconductor Equipment - 23.5%
Analog Devices, Inc.	30,127	5,476,486
Broadcom, Inc.	6,423	5,927,722
KLA Corp.	12,686	6,366,723
Lam Research Corp.	9,281	6,518,974
Microchip Technology, Inc.	64,759	5,299,877
Power Integrations, Inc.	62,216	5,227,388
QUALCOMM, Inc.	47,330	5,420,705
Skyworks Solutions, Inc.	51,255	5,573,469
Texas Instruments, Inc.	31,758	5,337,250
		51,148,594
Software - 13.3%
Dolby Laboratories, Inc., Class A	64,308	5,432,097
Intuit, Inc.	11,615	6,293,123
Microsoft Corp.	16,478	5,400,829
Oracle Corp.	49,308	5,936,190
Roper Technologies, Inc.	11,867	5,922,345
		28,984,584
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	29,598	5,560,576
HP, Inc.	175,520	5,214,699
NetApp, Inc.	71,367	5,473,849
		16,249,124
TOTAL COMMON STOCKS (Cost $200,871,848)		217,089,136

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(b) - 0.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $193,270
(Cost $193,240)	193,240	193,240

Total Investments - 99.9% (Cost $201,065,088)		217,282,376
Other assets less liabilities - 0.1%		249,948
Net Assets - 100.0%		217,532,324

(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $2,903,201, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 31, 2023 – November 15, 2052. The total value of collateral is $2,968,833.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Smart Materials ETF

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 4.4%
Hexcel Corp.	986	72,274

Chemicals - 49.9%
Akzo Nobel NV	851	69,246
Arkema SA	714	74,821
Axalta Coating Systems Ltd.*	2,242	63,449
DuPont de Nemours, Inc.	1,017	78,197
Hansol Chemical Co. Ltd.	257	31,402
Ingevity Corp.*	843	45,429
Nanofilm Technologies International Ltd.(a)	14,997	11,763
OCI Co. Ltd.*	247	23,845
OCI Holdings Co. Ltd.	545	37,976
PPG Industries, Inc.	507	71,872
RPM International, Inc.	865	86,275
Sherwin-Williams Co. (The)	299	81,244
Sika AG (Registered)	256	72,568
Solvay SA	588	68,159
		816,246
Electrical Equipment - 6.1%
Mersen SA	552	25,140
NIDEC Corp.	1,435	75,273
		100,413
Electronic Equipment, Instruments & Components - 5.1%
LG Display Co. Ltd.*	6,370	64,580
Solus Advanced Materials Co. Ltd.	794	19,643
		84,223
Industrial Conglomerates - 4.4%
3M Co.	667	71,149

Metals & Mining - 6.7%
Constellium SE, Class A*	3,274	58,932
Materion Corp.	466	50,696
		109,628
Pharmaceuticals - 4.2%
Sanofi	640	68,454

Semiconductors & Semiconductor Equipment - 18.8%
Applied Materials, Inc.	628	95,933
Himax Technologies, Inc., ADR	7,913	48,349
Innox Advanced Materials Co. Ltd.	462	13,300
Jusung Engineering Co. Ltd.	1,107	22,948
LX Semicon Co. Ltd.	369	24,875
Magnachip Semiconductor Corp.*	1,005	8,261
SkyWater Technology, Inc.*	1,022	6,847
Universal Display Corp.	532	86,482
		306,995
TOTAL COMMON STOCKS (Cost $1,756,044)		1,629,382
Total Investments - 99.6% (Cost $1,756,044)		1,629,382
Other assets less liabilities - 0.4%		6,372
Net Assets - 100.0%		1,635,754

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Smart Materials ETF Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Smart Materials ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	57.3%
South Korea	15.1%
France	6.1%
Japan	4.6%
Switzerland	4.4%
Netherlands	4.2%
Belgium	4.2%
Taiwan	3.0%
Singapore	0.7%
Other[a]	0.4%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Supply Chain Logistics ETF Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.3%

Air Freight & Logistics - 32.7%
CH Robinson Worldwide, Inc.	748	67,642
DHL Group	1,854	86,617
Expeditors International of Washington, Inc.	747	87,182
FedEx Corp.	384	100,232
Forward Air Corp.	167	11,827
GXO Logistics, Inc.*	764	48,873
JD Logistics, Inc.*(a)	15,470	20,634
Mainfreight Ltd.	536	20,954
Nippon Express Holdings, Inc.	440	22,890
SG Holdings Co. Ltd.	1,926	27,852
United Parcel Service, Inc., Class B	500	84,700
Yamato Holdings Co. Ltd.	1,669	31,391
ZTO Express Cayman, Inc.	1,576	38,283
		649,077
Commercial Services & Supplies - 4.4%
Brambles Ltd.	9,049	87,774

Ground Transportation - 41.0%
Aurizon Holdings Ltd.	11,339	26,817
Canadian Pacific Kansas City Ltd.	1,083	85,970
Container Corp. of India Ltd.	1,756	14,262
CSX Corp.	2,672	80,694
Full Truck Alliance Co. Ltd., ADR*	5,659	37,915
Knight-Swift Transportation Holdings, Inc., Class A	981	53,778
Landstar System, Inc.	234	44,416
Old Dominion Freight Line, Inc.	266	113,680
Rumo SA	7,944	35,854
RXO, Inc.*	747	13,506
Saia, Inc.*	171	72,880
TFI International, Inc.	503	68,541
Union Pacific Corp.	428	94,404
Werner Enterprises, Inc.	370	15,396
XPO, Inc.*	742	55,375
		813,488
Hotels, Restaurants & Leisure - 4.0%
Amadeus IT Group SA	1,162	79,759

Marine Transportation - 17.2%
AP Moller - Maersk A/S, Class B	27	49,124
COSCO SHIPPING Holdings Co. Ltd., Class H	19,434	19,948
Evergreen Marine Corp. Taiwan Ltd.	11,841	39,598
HMM Co. Ltd.	2,201	27,743
Kawasaki Kisen Kaisha Ltd.(b)	1,393	46,779
Kuehne + Nagel International AG (Registered)	292	87,896
Matson, Inc.	227	19,949
SITC International Holdings Co. Ltd.	8,325	15,520
Wan Hai Lines Ltd.	9,792	13,929
Yang Ming Marine Transport Corp.	14,992	19,889
		340,375
TOTAL COMMON STOCKS (Cost $1,973,022)		1,970,473

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $3,274)	3,274	3,274

Total Investments - 99.5% (Cost $1,976,296)		1,973,747
Other assets less liabilities - 0.5%		9,550
Net Assets - 100.0%		1,983,297

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $43,287, collateralized in the form of cash with a value of $3,274 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $42,492 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from October 15, 2023 – November 15, 2051. The total value of collateral is $45,766.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $3,274.

Supply Chain Logistics ETF Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023:

United States	48.6%
Canada	7.8%
China	6.7%
Japan	6.5%
Australia	5.8%
Switzerland	4.4%
Germany	4.4%
Spain	4.0%
Taiwan	3.7%
Denmark	2.5%
Brazil	1.8%
South Korea	1.4%
New Zealand	1.0%
India	0.7%
Other[a]	0.7%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

ProShares Trust

Notes to Schedules of portfolio investments

AUGUST 31, 2023 (unaudited)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2023, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 5.28%, dated 08/31/2023 due 09/01/2023(a)	Barclays Capital, Inc., 5.15%, dated 08/31/2023 due 09/01/2023(b)	Barclays Capital, Inc., 5.28%, dated 08/31/2023 due 09/01/2023(c)	BNP Paribas Securities Corp., 5.25%, dated 08/31/2023 due 09/01/2023(d)	BNP Paribas Securities Corp., 5.28%, dated 08/31/2023 due 09/01/2023(e)	ING Financial Markets LLC, 5.29%, dated 08/31/2023 due 09/01/2023(f)	Total
Decline of the Retail Store ETF	$1,122,807	$33,268	$1,448,623	$831,709	$3,410,007	$923,197	$7,769,611
DJ Brookfield Global Infrastructure ETF	56,406	1,671	72,774	41,782	171,309	46,379	390,321
Equities for Rising Rates ETF	2,561	76	3,304	1,897	7,777	2,105	17,720
Global Listed Private Equity ETF	11,696	347	15,090	8,664	35,521	9,617	80,935
Hedge Replication ETF	835,782	24,764	1,078,307	619,098	2,538,301	687,199	5,783,451
High Yield-Interest Rate Hedged	484,338	14,351	624,883	358,769	1,470,954	398,234	3,351,529
Inflation Expectations ETF	4,542,183	134,583	5,860,229	3,364,580	13,794,776	3,734,684	31,431,035
Investment Grade — Interest Rate Hedged	271,870	8,055	350,761	201,385	825,680	223,539	1,881,290
K-1 Free Crude Oil Strategy ETF	13,389,192	396,717	17,274,456	9,917,920	40,663,472	11,008,891	92,650,648
Large Cap Core Plus	1,034,988	30,666	1,335,321	766,658	3,143,299	850,991	7,161,923
Long Online/Short Stores ETF	63,914	1,894	82,460	47,344	194,109	52,551	442,272
Merger ETF	906,470	26,858	1,169,509	671,459	2,752,983	745,319	6,272,598
MSCI EAFE Dividend Growers ETF	48,916	1,449	63,111	36,234	148,560	40,220	338,490
MSCI Emerging Markets Dividend Growers ETF	49,758	1,474	64,198	36,858	151,119	40,913	344,320
MSCI Europe Dividend Growers ETF	4,471	132	5,768	3,312	13,578	3,675	30,936
MSCI Transformational Changes ETF	2,643	78	3,411	1,959	8,030	2,173	18,294
Nasdaq-100 Dorsey Wright Momentum ETF	3,452	102	4,455	2,558	10,488	2,840	23,895
Online Retail ETF	14,669	435	18,925	10,866	44,548	12,061	101,504
Pet Care ETF	38,926	1,153	50,222	28,834	118,218	32,006	269,359
Russell 2000 Dividend Growers ETF	136,818	4,054	176,521	101,347	415,523	112,495	946,758
Russell U.S. Dividend Growers ETF	509	15	657	377	1,548	420	3,526
S&P 500® Bond ETF	14,757	437	19,039	10,930	44,815	12,132	102,110
S&P 500® Dividend Aristocrats ETF	477,845	14,158	616,504	353,958	1,451,231	392,895	3,306,591
S&P 500® Ex-Energy ETF	2,487	74	3,209	1,842	7,554	2,045	17,211
S&P 500® Ex-Financials ETF	4,518	134	5,829	3,347	13,721	3,714	31,263
S&P 500® Ex-Health Care ETF	1,476	44	1,904	1,093	4,483	1,214	10,214
S&P 500® Ex-Technology ETF	3,233	96	4,171	2,395	9,820	2,658	22,373
S&P MidCap 400® Dividend Aristocrats ETF	165,568	4,906	213,613	122,643	502,838	136,134	1,145,702
S&P Technology Dividend Aristocrats ETF	27,926	827	36,029	20,686	84,811	22,961	193,240
	$23,720,179	$702,818	$30,603,283	$17,570,504	$72,039,073	$19,503,262	$164,139,119

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2023 as follows:
(a) U.S. Treasury Bonds, 1.88% to 4%, due 11/15/2042 to 11/15/2052; U.S. Treasury Notes, 0.63% to 1.38%, due 1/15/2026 to 7/15/2033 which had an aggregate value at the Trust level of $688,500,122.
(b) U.S. Treasury Notes, 3.5%, due 2/15/2033, which had an aggregate value at the Trust level of $20,400,041.
(c) U.S. Treasury Notes, 0.63% to 3.50%, due 5/15/2025 to 2/15/2032, which had an aggregate value at the Trust level of $888,288,410.
(d) U.S. Treasury Bills, 0%, due 10/17/2023 to 7/11/2024; U.S. Treasury Bonds, 0% to 3.38%, due 11/15/2023 to 2/15/2053; U.S. Treasury Notes, 0.13% to 4.38%, due 4/15/2025 to 1/15/2032, which had an aggregate value at the Trust level of $510,000,002.
(e) U.S. Treasury Bonds, 0% to 6.25%, due 4/15/2028 to 2/15/2051; U.S. Treasury Notes, 0.38% to 5.61%, due 1/31/2025 to 1/15/2029; which had an aggregate value at the Trust level of $2,091,000,025.
(f) Federal Home Loan Bank, 0% to 5.36%, due 2/7/2024 to 8/8/2030; Federal Home Loan Mortgage Corp., 0% to 5%, due 10/30/2024 to 3/15/2031; Federal National Mortgage Association, 6.63%, due 11/15/2030; U.S. Treasury Bills, 0%, due 9/19/2023 to 2/22/2024; U.S. Treasury Bills, 0%, due 9/19/2023 to 1/25/2024; U.S. Treasury Bonds, 0.75% to 4.25%, due 5/15/2039 to 2/15/2052; U.S. Treasury Notes, 0.25% to 4.75%, due 8/15/2024 to 2/15/2033, which had an aggregate value at the Trust level of $566,100,577.